UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22781

Goldman Sachs Trust II

(Exact name of registrant as specified in charter)

200 West Street New York, New York	10282
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-902-1000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2016

Item 1.	Schedule of Investments.

MULTI-MANAGER INTERNATIONAL EQUITY FUND

Schedule of Investments

July 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – 92.4%
Australia – 2.1%
52,842	CSL Ltd. (Biotechnology)	$ 4,738,588
23,343	Orica Ltd. (Chemicals)	252,031
107,128	Westfield Corp. (Real Estate Investment Trusts)	870,865

		5,861,484

Belgium* – 0.6%
29,806	KBC Group NV (Commercial Banks)	1,549,360

Brazil – 0.4%
204,031	Ambev SA ADR (Beverages)	1,179,299

Canada – 3.1%
13,403	Canadian National Railway Co. (Road & Rail)	847,204
27,338	Canadian Pacific Railway Ltd. (Road & Rail)	4,094,686
6,155	Constellation Software, Inc. (Software)	2,505,606
30,069	Element Financial Corp. (Diversified Financial Services)	322,879
3,444	Loblaw Cos. Ltd. (Food & Staples Retailing)	192,108
24,141	Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	649,726

		8,612,209

China – 4.1%
5,037	Alibaba Group Holding Ltd. ADR* (Internet Software & Services)	415,452
11,600	Baidu, Inc. ADR* (Internet Software & Services)	1,851,360
1,874,000	CNOOC Ltd. (Oil, Gas & Consumable Fuels)	2,258,606
68,614	Ctrip.com International Ltd. ADR* (Internet & Catalog Retail)	2,996,373
168,840	Tencent Holdings Ltd. (Internet Software & Services)	4,078,014

		11,599,805

Denmark – 4.8%
4,016	Carlsberg A/S Class B (Beverages)	398,841
41,480	Chr Hansen Holding A/S (Chemicals)	2,608,722
41,133	Coloplast A/S Class B (Health Care Equipment & Supplies)	3,223,384
73,967	Novo Nordisk A/S ADR (Pharmaceuticals)	4,213,900
63,690	Novozymes A/S (Chemicals)	3,125,861

		13,570,708

Shares	Description	Value
Common Stocks – (continued)
France – 11.5%
10,669	Air Liquide SA (Chemicals)	$ 1,137,437
49,761	BNP Paribas SA (Commercial Banks)	2,468,359
14,768	Bureau Veritas SA (Professional Services)	320,951
19,089	Danone SA (Food Products)	1,464,006
5,207	Dassault Systemes (Software)	430,088
210,283	Engie SA (Multi-Utilities)	3,461,166
22,283	Essilor International SA (Health Care Equipment & Supplies)	2,854,172
5,675	Hermes International (Textiles, Apparel & Luxury Goods)	2,442,328
2,981	L’Oreal SA (Personal Products)	566,403
36,603	Legrand SA (Electrical Equipment)	2,019,660
21,229	LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	3,635,303
10,611	Pernod Ricard SA (Beverages)	1,212,425
26,631	Sanofi (Pharmaceuticals)	2,268,250
68,139	Schneider Electric SE (Electrical Equipment)	4,445,605
76,791	TOTAL SA (Oil, Gas & Consumable Fuels)	3,693,173

		32,419,326

Germany – 5.0%
9,776	adidas AG (Textiles, Apparel & Luxury Goods)	1,605,921
29,768	Bayer AG (Pharmaceuticals)	3,199,996
11,488	Beiersdorf AG (Personal Products)	1,079,296
22,099	Linde AG (Chemicals)	3,175,952
6,302	Merck KGaA (Pharmaceuticals)	695,967
2,746	MTU Aero Engines AG (Aerospace & Defense)	280,604
7,291	ProSiebenSat.1 Media SE (Media)	333,977
41,216	SAP SE (Software)	3,607,364

		13,979,077

Hong Kong – 2.1%
221,000	AIA Group Ltd. (Insurance)	1,376,651
309,563	China Merchants Holdings International Co. Ltd. (Transportation Infrastructure)	910,483
274,000	China Mobile Ltd. (Wireless Telecommunication Services)	3,393,085
974,000	Global Brands Group Holding Ltd.* (Textiles, Apparel & Luxury Goods)	85,568

MULTI-MANAGER INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Hong Kong – (continued)
274,000	Li & Fung Ltd. (Textiles, Apparel & Luxury Goods)	$ 137,279

		5,903,066

India – 1.6%
45,829	HDFC Bank Ltd. ADR (Commercial Banks)	3,174,575
31,365	Housing Development Finance Corp. Ltd. (Thrifts & Mortgage Finance)	646,785
14,411	Tata Consultancy Services Ltd. (IT Services)	564,546

		4,385,906

Ireland – 1.4%
16,658	Accenture PLC Class A (IT Services)	1,879,189
27,417	ICON PLC* (Life Sciences Tools & Services)	2,129,478

		4,008,667

Israel* – 0.1%
5,224	Check Point Software Technologies Ltd. (Software)	401,621

Italy – 0.1%
23,324	Eni SpA (Oil, Gas & Consumable Fuels)	357,791

Japan – 11.1%
12,100	Asahi Group Holdings Ltd. (Beverages)	410,762
5,200	Daikin Industries Ltd. (Building Products)	450,961
22,500	Denso Corp. (Auto Components)	871,192
38,300	East Japan Railway Co. (Road & Rail)	3,513,246
2,700	FANUC Corp. (Machinery)	451,462
664,000	Hitachi Ltd. (Electronic Equipment, Instruments & Components)	3,033,898
11,300	Honda Motor Co. Ltd. (Automobiles)	306,092
36,000	Hoya Corp. (Health Care Equipment & Supplies)	1,277,310
22,000	Inpex Corp. (Oil, Gas & Consumable Fuels)	174,896
69,500	Japan Airlines Co. Ltd. (Airlines)	2,142,600
21,800	Japan Tobacco, Inc. (Tobacco)	850,194
125,500	KDDI Corp. (Wireless Telecommunication Services)	3,851,232
4,850	Keyence Corp. (Electronic Equipment, Instruments & Components)	3,421,061
83,100	Komatsu Ltd. (Machinery)	1,614,779
24,900	Kubota Corp. (Machinery)	360,730

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
13,400	Kyocera Corp. (Electronic Equipment, Instruments & Components)	$ 634,835
69,100	Nikon Corp. (Household Durables)	976,436
4,800	Shin-Etsu Chemical Co. Ltd. (Chemicals)	327,547
87,500	Sumitomo Mitsui Financial Group, Inc. (Commercial Banks)	2,773,690
35,295	Sysmex Corp. (Health Care Equipment & Supplies)	2,444,946
28,700	TERUMO Corp. (Health Care Equipment & Supplies)	1,231,080

		31,118,949

Luxembourg* – 0.2%
98,340	ArcelorMittal (Metals & Mining)	637,035

Mexico – 0.6%
699,065	Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	1,597,597

Netherlands – 6.2%
80,348	Akzo Nobel NV (Chemicals)	5,193,926
27,861	Core Laboratories NV (Energy Equipment & Services)	3,254,443
902	Heineken NV (Beverages)	85,127
178,265	ING Groep NV (Commercial Banks)	1,993,004
212,842	PostNL NV* (Air Freight & Logistics)	817,413
17,861	Randstad Holding NV (Professional Services)	768,377
159,625	RELX NV (Professional Services)	2,876,345
106,711	Yandex NV Class A* (Internet Software & Services)	2,310,293

		17,298,928

Singapore – 0.4%
75,200	DBS Group Holdings Ltd. (Commercial Banks)	869,375
98,700	Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	309,512

		1,178,887

South Africa – 0.8%
150,953	Shoprite Holdings Ltd. (Food & Staples Retailing)	2,212,225

South Korea – 2.5%
9,344	KT&G Corp. (Tobacco)	1,010,465

MULTI-MANAGER INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
South Korea – (continued)
4,363	Samsung Electronics Co. Ltd. GDR (Computers & Peripherals)	$ 2,995,199
130,300	SK Telecom Co. Ltd. ADR (Wireless Telecommunication Services)	2,985,173

		6,990,837

Spain – 1.3%
13,490	Amadeus IT Holding SA (IT Services)	633,365
588,334	CaixaBank SA (Commercial Banks)	1,477,297
43,663	Industria de Diseno Textil SA (Specialty Retail)	1,510,030

		3,620,692

Sweden – 0.3%
3,853	Alfa Laval AB (Machinery)	60,726
24,870	Hennes & Mauritz AB (Specialty Retail)	751,025

		811,751

Switzerland – 12.1%
12,277	ABB Ltd.* (Electrical Equipment)	260,789
47,382	Aryzta AG* (Food Products)	1,780,094
34,815	Chubb Ltd. (Insurance)	4,360,927
30,013	Cie Financiere Richemont SA (Textiles, Apparel & Luxury Goods)	1,824,550
50,211	Clariant AG* (Chemicals)	873,376
1,869	Kuehne & Nagel International AG (Marine)	262,157
82,071	Nestle SA (Food Products)	6,576,561
56,363	Novartis AG (Pharmaceuticals)	4,674,924
18,922	Roche Holding AG (Pharmaceuticals)	4,830,180
1,350	SGS SA (Professional Services)	2,986,528
2,308	Sonova Holding AG (Health Care Equipment & Supplies)	315,966
147,375	UBS Group AG (Capital Markets)	2,025,980
13,932	Zurich Insurance Group AG* (Insurance)	3,344,975

		34,117,007

Taiwan – 2.5%
50,538	Hon Hai Precision Industry Co. Ltd. GDR	281,978
239,150	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Semiconductors & Semiconductor Equipment)	6,643,587

		6,925,565

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – 17.2%
583,386	Aviva PLC (Insurance)	$ 3,004,168
411,169	Balfour Beatty PLC* (Construction & Engineering)	1,206,131
1,491,861	Barclays PLC (Commercial Banks)	3,041,845
53,625	British American Tobacco PLC (Tobacco)	3,422,605
51,455	Carnival PLC (Hotels, Restaurants & Leisure)	2,475,004
271,994	Cobham PLC (Aerospace & Defense)	616,666
254,144	Compass Group PLC (Hotels, Restaurants & Leisure)	4,828,177
4,305	Delphi Automotive PLC (Auto Components)	291,965
101,700	Diageo PLC (Beverages)	2,914,383
164,435	Experian PLC (Professional Services)	3,216,435
83,581	GlaxoSmithKline PLC (Pharmaceuticals)	1,866,616
2,555,831	Lloyds Banking Group PLC (Commercial Banks)	1,797,641
74,413	Marks & Spencer Group PLC (Multiline Retail)	314,614
122,390	Prudential PLC (Insurance)	2,157,547
64,562	Reckitt Benckiser Group PLC (Household Products)	6,259,936
14,507	Rio Tinto PLC (Metals & Mining)	470,784
43,717	Rolls-Royce Holdings PLC* (Aerospace & Defense)	457,437
127,742	Royal Dutch Shell PLC Class B (Oil, Gas & Consumable Fuels)	3,397,773
59,900	Sky PLC (Media)	729,485
21,233	Smiths Group PLC (Industrial Conglomerates)	354,916
84,757	SSE PLC (Electric Utilities)	1,701,335
656,979	Vodafone Group PLC (Wireless Telecommunication Services)	1,995,824
75,588	WPP PLC (Media)	1,696,008

		48,217,295

United States – 0.3%
10,639	Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	951,339

TOTAL COMMON STOCKS (Cost $255,757,192)		$259,506,426

Preferred Stock – 1.6%
Germany – 1.6%
32,147	Volkswagen AG	$ 4,522,866
(Cost $4,630,591)

MULTI-MANAGER INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 6.1%
Repurchase Agreements – 6.1%
Joint Repurchase Agreement Account II
$ 17,200,000	0.345%	08/01/16	$ 17,200,000
(Cost $17,200,000)

TOTAL INVESTMENTS – 100.1% (Cost $277,587,783)			$281,229,292

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%			(213,928)

NET ASSETS – 100.0%			$281,015,364

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Joint repurchase agreement was entered into on July 29, 2016. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depository Receipt
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

MULTI-MANAGER INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$277,798,933

Gross unrealized gain	17,136,082
Gross unrealized loss	(13,705,723)

Net unrealized security gain	$3,430,359

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

MULTI-MANAGER U.S. DYNAMIC EQUITY FUND

Schedule of Investments

July 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – 93.7%
Aerospace & Defense – 0.9%
2,174	Airbus Group SE	$ 128,251
4,500	TransDigm Group, Inc.*	1,257,840

		1,386,091

Air Freight & Logistics – 1.6%
15,335	FedEx Corp.	2,482,736

Airlines – 0.4%
8,604	Alaska Air Group, Inc.	578,361

Beverages – 2.2%
20,703	Constellation Brands, Inc. Class A	3,408,335

Biotechnology – 3.2%
21,238	Amgen, Inc.	3,653,573
16,394	Gilead Sciences, Inc.	1,302,831

		4,956,404

Capital Markets – 1.6%
11,852	Affiliated Managers Group, Inc.*	1,739,637
9,390	Invesco Ltd.	274,000
35,814	OM Asset Management PLC	501,396

		2,515,033

Chemicals – 1.9%
9,456	The Sherwin-Williams Co.	2,834,247

Commercial Banks – 9.0%
328,556	Bank of America Corp.	4,760,777
28,857	Bank of the Ozarks, Inc.	1,038,563
40,479	JPMorgan Chase & Co.	2,589,442
2,112	Signature Bank*	253,947
79,538	Wells Fargo & Co.	3,815,438
40,078	Western Alliance Bancorp*	1,363,854

		13,822,021

Communications Equipment – 0.9%
13,500	Motorola Solutions, Inc.	936,630
35,170	Radware Ltd.*	432,943

		1,369,573

Computers & Peripherals – 2.1%
65,263	NetApp, Inc.	1,719,680
30,150	Western Digital Corp.	1,432,426

		3,152,106

Consumer Finance – 1.7%
39,524	American Express Co.	2,547,717

Diversified Financial Services – 4.7%
45,269	Berkshire Hathaway, Inc. Class B*	6,530,959
2,271	Intercontinental Exchange, Inc.	599,998

		7,130,957

Shares	Description	Value
Common Stocks – (continued)
Diversified Telecommunication Services(a) – 0.8%
29,293	Cellnex Telecom SAU	$ 518,495
11,596	Sunrise Communications Group AG*	749,223

		1,267,718

Electronic Equipment, Instruments & Components – 0.6%
29,000	FLIR Systems, Inc.	944,820

Food & Staples Retailing – 0.9%
17,596	Walgreens Boots Alliance, Inc.	1,394,483

Food Products – 1.0%
17,267	Nestle SA	1,383,649
815	The J.M. Smucker Co.	125,641

		1,509,290

Health Care Equipment & Supplies – 0.6%
5,484	Becton Dickinson & Co.	965,184

Health Care Providers & Services – 5.1%
14,149	Acadia Healthcare Co., Inc.*	799,419
21,916	Express Scripts Holding Co.*	1,667,150
14,483	HCA Holdings, Inc.*	1,117,074
12,600	Laboratory Corp. of America Holdings*	1,758,456
18,874	Universal Health Services, Inc. Class B	2,444,749

		7,786,848

Hotels, Restaurants & Leisure – 2.3%
78,000	Interval Leisure Group, Inc.	1,402,440
12,985	McDonald’s Corp.	1,527,685
11,055	Starbucks Corp.	641,743

		3,571,868

Household Durables* – 2.3%
2,077	NVR, Inc.	3,541,285

Insurance – 2.8%
38,954	Aflac, Inc.	2,815,595
8,800	Aon PLC	942,216
4,800	Willis Towers Watson PLC	593,376

		4,351,187

Internet & Catalog Retail* – 1.2%
68,500	Liberty Interactive Corp. QVC Group Class A	1,836,485

Internet Software & Services* – 3.3%
2,100	Alphabet, Inc. Class C	1,614,459
91,079	eBay, Inc.	2,838,021
25,248	Rackspace Hosting, Inc.	591,561

		5,044,041

IT Services – 3.8%
14,033	Accenture PLC Class A	1,583,063

MULTI-MANAGER U.S. DYNAMIC EQUITY FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
IT Services – (continued)
17,418	CSRA, Inc.	$ 468,893
16,500	MasterCard, Inc. Class A	1,571,460
58,394	PayPal Holdings, Inc.*	2,174,592

		5,798,008

Machinery – 1.7%
35,000	Allison Transmission Holdings, Inc.	1,008,700
55,500	Colfax Corp.*	1,629,480

		2,638,180

Media – 17.8%
27,440	Comcast Corp. Class A	1,845,340
34,232	Discovery Communications, Inc. Class A*	858,881
25,500	Discovery Communications, Inc. Class C*	625,770
36,607	DISH Network Corp. Class A*	1,955,546
151,169	Gannett Co., Inc.	1,928,916
48,569	JCDecaux SA	1,660,075
40,000	Liberty Broadband Corp. Class C*	2,532,400
12,500	Liberty Global PLC LiLAC Class C*	437,500
83,500	Liberty Global PLC Series C*	2,584,325
59,300	Liberty SiriusXM Group Class C*	2,090,325
102,838	News Corp. Class A	1,333,809
120,922	TEGNA, Inc.	2,648,192
17,741	The Walt Disney Co.	1,702,249
39,857	Time Warner, Inc.	3,055,039
76,800	Twenty-First Century Fox, Inc. Class A	2,045,952

		27,304,319

Multiline Retail – 0.7%
23,002	Nordstrom, Inc.	1,017,378

Oil, Gas & Consumable Fuels – 1.3%
6,400	Pioneer Natural Resources Co.	1,040,448
24,000	Range Resources Corp.	967,440

		2,007,888

Personal Products – 0.3%
105,000	Avon Products, Inc.	427,350

Pharmaceuticals – 7.9%
19,157	Allergan PLC*	4,845,763
27,711	Bristol-Myers Squibb Co.	2,073,060
9,367	Johnson & Johnson	1,173,030
33,517	Merck & Co., Inc.	1,966,107
56,725	Pfizer, Inc.	2,092,585

		12,150,545

Real Estate Investment Trusts – 0.8%
83,000	Redwood Trust, Inc.	1,184,410

Semiconductors & Semiconductor Equipment – 1.1%
7,439	Synaptics, Inc.*	386,456
18,400	Texas Instruments, Inc.	1,283,400

		1,669,856

Shares	Description	Value
Common Stocks – (continued)
Software – 4.5%
7,820	CommVault Systems, Inc.*	$ 404,607
75,563	Oracle Corp.	3,101,106
32,669	PTC, Inc.*	1,297,939
25,311	Verint System, Inc.*	892,719
17,038	VMware, Inc. Class A*	1,243,433

		6,939,804

Specialty Retail – 2.1%
21,443	Cabela’s, Inc.*	1,107,102
14,847	The Home Depot, Inc.	2,052,449

		3,159,551

Textiles, Apparel & Luxury Goods* – 0.6%
30,000	Fossil Group, Inc.	948,000

TOTAL COMMON STOCKS (Cost $136,915,285)		$143,642,079

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(b) – 6.1%
Repurchase Agreements – 6.1%
Joint Repurchase Agreement Account II
$9,300,000	0.345%	08/01/16	$ 9,300,000
(Cost $9,300,000)

TOTAL INVESTMENTS – 99.8% (Cost $146,215,285)			$152,942,079

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%			262,937

NET ASSETS – 100.0%			$153,205,016

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be deemed to be liquid by an underlying manager and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $ 1,267,718, which represents approximately 0.8% of net assets as of July 31, 2016.

(b)	Joint repurchase agreement was entered into on July 29, 2016. Additional information appears in the Notes to the Schedule of Investments section.

Currency Abbreviations:
CHF	— Swiss Franc
EUR	— Euro
USD	— U.S. Dollar

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

MULTI-MANAGER U.S. DYNAMIC EQUITY FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At July 31, 2016, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

Morgan Stanley & Co.	EUR	478,000	USD	529,237	$536,919	11/17/16	$7,682

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

Morgan Stanley & Co.	USD	745,592	CHF	732,000	$759,938	11/17/16	$(14,346)
	USD	2,826,888	EUR	2,543,000	2,856,451	11/17/16	(29,563)

TOTAL							$(43,909)

TAX INFORMATION — At July 31, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$146,969,455

Gross unrealized gain	10,672,213
Gross unrealized loss	(4,699,589)

Net unrealized security gain	$5,972,624

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments

July 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – 93.9%
Aerospace & Defense – 4.0%
19,020	Astronics Corp.*	$ 727,895
6,561	BE Aerospace, Inc.	313,846
12,265	Cubic Corp.	500,903
5,379	Curtiss-Wright Corp.	478,677
11,960	DigitalGlobe, Inc.*	322,442
22,679	HEICO Corp.	1,576,417
18,643	Hexcel Corp.	804,818
9,794	KLX, Inc.*	316,346

		5,041,344

Auto Components – 2.9%
21,957	American Axle & Manufacturing Holdings, Inc.*	382,271
14,348	Dorman Products, Inc.*	913,968
24,714	Drew Industries, Inc.	2,264,049

		3,560,288

Automobiles – 0.5%
7,548	Thor Industries, Inc.	577,724

Beverages* – 0.2%
1,148	The Boston Beer Co., Inc. Class A	209,946

Biotechnology* – 1.5%
7,545	Acceleron Pharma, Inc.	255,926
9,867	Alder Biopharmaceuticals, Inc.	316,731
6,458	BeiGene Ltd. ADR	169,458
9,598	Coherus Biosciences, Inc.	243,693
6,926	Heron Therapeutics, Inc.	115,110
7,207	Neurocrine Biosciences, Inc.	362,008
6,971	Ultragenyx Pharmaceutical, Inc.	441,125

		1,904,051

Building Products* – 0.4%
8,687	Patrick Industries, Inc.	560,833

Capital Markets – 0.5%
1,566	Diamond Hill Investment Group, Inc.	299,091
10,555	Stifel Financial Corp.*	373,119

		672,210

Chemicals – 1.6%
9,137	Balchem Corp.	583,580
7,415	Cabot Corp.	361,036
10,560	Ferro Corp.*	136,858
7,260	Minerals Technologies, Inc.	473,788
14,425	Olin Corp.	301,482
2,735	Sensient Technologies Corp.	201,925

		2,058,669

Shares	Description	Value
Common Stocks – (continued)
Commercial Banks – 3.9%
27,597	Bank of the Ozarks, Inc.	$ 993,216
13,374	Columbia Banking System, Inc.	405,500
20,552	ConnectOne Bancorp, Inc.	347,534
21,697	Eagle Bancorp, Inc.*	1,118,480
1,825	First Citizens BancShares, Inc. Class A	474,098
19,203	Home BancShares, Inc.	400,767
25,957	LegacyTexas Financial Group, Inc.	740,294
8,091	Prosperity Bancshares, Inc.	413,369

		4,893,258

Commercial Services & Supplies – 3.5%
14,925	ABM Industries, Inc.	555,359
4,920	G&K Services, Inc. Class A	394,633
17,070	Healthcare Services Group, Inc.	662,487
13,578	KAR Auction Services, Inc.	580,731
15,064	Tetra Tech, Inc.	496,058
5,125	The Brink’s Co.	168,202
20,581	Waste Connections, Inc.*	1,532,873

		4,390,343

Communications Equipment* – 0.4%
8,869	NETGEAR, Inc.	456,133

Computers & Peripherals* – 0.5%
12,700	Electronics for Imaging, Inc.	562,483

Construction & Engineering – 1.1%
20,492	Aegion Corp.*	420,496
12,312	Granite Construction, Inc.	612,891
12,228	Tutor Perini Corp.*	307,167

		1,340,554

Consumer Finance – 3.6%
4,688	Credit Acceptance Corp.*	846,981
8,408	First Cash Financial Services, Inc.	431,415
34,521	Navient Corp.	490,198
15,967	Nelnet, Inc. Class A	645,226
36,700	PRA Group, Inc.*	1,022,462
144,971	SLM Corp.*	1,042,342

		4,478,624

Containers & Packaging – 1.1%
83,486	Graphic Packaging Holding Co.	1,138,749
13,207	Multi Packaging Solutions International Ltd.*	191,766

		1,330,515

Diversified Consumer Services* – 0.8%
14,972	Bright Horizons Family Solutions, Inc.	1,004,172

Diversified Telecommunication Services – 1.0%
28,401	Cogent Communications Holdings, Inc.	1,213,575

MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Electric Utilities – 0.3%
9,687	PNM Resources, Inc.	$ 332,845

Electrical Equipment – 1.3%
26,822	EnerSys	1,672,352

Electronic Equipment, Instruments & Components – 2.6%
4,547	Anixter International, Inc.*	278,640
11,964	Belden, Inc.	875,884
4,354	Coherent, Inc.*	461,742
14,487	Insight Enterprises, Inc.*	385,354
5,591	OSI Systems, Inc.*	332,497
9,150	SYNNEX Corp.	919,850

		3,253,967

Energy Equipment & Services – 0.3%
21,298	Bristow Group, Inc.	230,231
2,611	Dril-Quip, Inc.*	142,117

		372,348

Food & Staples Retailing – 0.2%
3,895	PriceSmart, Inc.	303,343

Food Products* – 0.9%
10,348	TreeHouse Foods, Inc.	1,067,810

Health Care Equipment & Supplies* – 1.9%
5,638	IDEXX Laboratories, Inc.	528,788
8,604	Integra LifeSciences Holdings Corp.	725,059
18,079	Neogen Corp.	997,057
13,188	Novadaq Technologies, Inc.	140,584

		2,391,488

Health Care Providers & Services – 3.6%
7,502	Amsurg Corp.*	562,725
4,876	Chemed Corp.	717,455
6,290	CorVel Corp.*	284,308
11,351	Diplomat Pharmacy, Inc.*	407,841
3,638	Henry Schein, Inc.*	658,405
24,931	Kindred Healthcare, Inc.	305,654
5,954	LifePoint Health, Inc.*	352,358
14,583	Owens & Minor, Inc.	520,759
26,738	Select Medical Holdings Corp.*	307,487
23,424	Teladoc, Inc.*	408,515

		4,525,507

Health Care Technology* – 1.5%
16,589	Cotiviti Holdings, Inc.	400,459
7,088	Inovalon Holdings, Inc. Class A	131,979
9,516	Medidata Solutions, Inc.	505,775
20,159	Press Ganey Holdings, Inc.	804,747

		1,842,960

Shares	Description	Value
Common Stocks – (continued)
Hotels, Restaurants & Leisure – 1.5%
37,253	ClubCorp Holdings, Inc.	$ 540,169
7,512	International Speedway Corp. Class A	253,680
35,404	Lindblad Expeditions Holdings, Inc.*	351,916
9,613	Papa John’s International, Inc.	710,881

		1,856,646

Household Durables* – 0.4%
5,225	Helen of Troy Ltd.	520,462

Insurance – 5.6%
4,974	AMERISAFE, Inc.	291,128
43,498	AmTrust Financial Services, Inc.	1,038,297
24,163	Assured Guaranty Ltd.	647,327
22,365	First American Financial Corp.	935,081
9,619	Global Indemnity PLC*	288,859
3,426	Infinity Property & Casualty Corp.	281,069
46,585	Maiden Holdings Ltd.	650,792
40,075	National General Holdings Corp.	826,747
13,354	RLI Corp.	910,342
2,855	Safety Insurance Group, Inc.	181,863
8,017	The Hanover Insurance Group, Inc.	660,120
2,465	The Navigators Group, Inc.	230,897

		6,942,522

Internet & Catalog Retail – 1.8%
3,206	Expedia, Inc.	373,980
12,062	FTD Cos., Inc.*	305,289
10,471	HSN, Inc.	535,696
45,408	Liberty TripAdvisor Holdings, Inc. Class A*	1,074,808

		2,289,773

Internet Software & Services* – 1.5%
20,087	2U, Inc.	702,643
13,786	Envestnet, Inc.	526,212
10,486	SPS Commerce, Inc.	663,973

		1,892,828

IT Services – 4.6%
13,475	Booz Allen Hamilton Holding Corp.	416,108
13,040	Broadridge Financial Solutions, Inc.	882,547
7,560	Convergys Corp.	201,474
17,052	CoreLogic, Inc.*	686,855
6,951	Genpact Ltd.*	186,078
21,309	MAXIMUS, Inc.	1,255,526
24,931	Sykes Enterprises, Inc.*	765,132
18,599	TeleTech Holdings, Inc.	530,816
8,787	WEX, Inc.*	823,166

		5,747,702

MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Leisure Equipment & Products* – 0.1%
30,981	Black Diamond, Inc.	$ 130,430

Life Sciences Tools & Services* – 2.5%
11,135	Charles River Laboratories International, Inc.	979,101
7,744	ICON PLC	601,476
23,899	PAREXEL International Corp.	1,597,648

		3,178,225

Machinery – 1.9%
7,774	Colfax Corp.*	228,245
14,909	ESCO Technologies, Inc.	631,396
8,665	Hillenbrand, Inc.	280,313
5,823	IDEX Corp.	522,847
13,140	Woodward, Inc.	769,215

		2,432,016

Media – 2.0%
43,396	Global Eagle Entertainment, Inc.*	355,847
17,537	Liberty Media Group Class A*	398,090
16,004	Live Nation Entertainment, Inc.*	438,830
11,643	MSG Networks, Inc. Class A*	186,870
3,866	Scholastic Corp.	158,892
8,921	Starz Class A*	269,682
3,881	The Madison Square Garden Co. Class A*	709,408

		2,517,619

Metals & Mining – 0.8%
49,670	Ferroglobe PLC	462,925
18,021	Steel Dynamics, Inc.	483,323

		946,248

Oil, Gas & Consumable Fuels – 2.9%
19,787	Parsley Energy, Inc. Class A*	564,127
19,869	RSP Permian, Inc.*	714,291
13,794	Western Refining, Inc.	287,605
42,720	World Fuel Services Corp.	2,033,472

		3,599,495

Paper & Forest Products – 0.8%
7,451	Neenah Paper, Inc.	562,029
10,287	Schweitzer-Mauduit International, Inc.	388,951

		950,980

Personal Products – 0.3%
8,034	Nu Skin Enterprises, Inc. Class A	429,016

Pharmaceuticals* – 0.1%
13,101	Omeros Corp.	154,068

Shares	Description	Value
Common Stocks – (continued)
Professional Services – 3.3%
5,373	CEB, Inc.	$ 322,595
3,869	Exponent, Inc.	196,584
10,285	FTI Consulting, Inc.*	440,609
11,408	GP Strategies Corp.*	239,112
11,765	Heidrick & Struggles International, Inc.	228,947
9,192	Korn/Ferry International	211,508
36,481	Navigant Consulting, Inc.*	719,040
17,472	On Assignment, Inc.*	645,590
30,228	RPX Corp.*	304,396
11,268	The Advisory Board Co.*	470,552
5,928	WageWorks, Inc.*	366,410

		4,145,343

Real Estate Investment Trusts – 3.8%
8,533	American Capital Mortgage Investment Corp.	139,600
23,631	American Homes 4 Rent Class A	512,793
37,182	Anworth Mortgage Asset Corp.	182,935
31,315	Ares Commercial Real Estate Corp.	397,700
16,914	Chatham Lodging Trust	405,598
6,685	Colony Capital, Inc. Class A	118,859
89,307	CYS Investments, Inc.	799,298
10,410	LaSalle Hotel Properties	286,796
83,441	MFA Financial, Inc.	627,476
12,336	Silver Bay Realty Trust Corp.	222,295
17,138	Starwood Property Trust, Inc.	373,608
76,288	Two Harbors Investment Corp.	667,520

		4,734,478

Real Estate Management & Development* – 1.0%
11,473	Colliers International Group, Inc.	473,605
15,194	FirstService Corp.	747,089

		1,220,694

Road & Rail – 0.8%
3,920	Genesee & Wyoming, Inc. Class A*	253,820
19,983	Knight Transportation, Inc.	596,093
2,616	Landstar System, Inc.	184,402

		1,034,315

Semiconductors & Semiconductor Equipment – 1.8%
31,580	Brooks Automation, Inc.	395,697
15,489	Cavium, Inc.*	722,872
19,455	MACOM Technology Solutions Holdings, Inc.*	768,667
16,478	Teradyne, Inc.	325,440

		2,212,676

Software – 7.0%
11,666	Aspen Technology, Inc.*	488,689
10,964	Blackbaud, Inc.	732,943

MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Software – (continued)
27,931	BroadSoft, Inc.*	$ 1,252,147
3,442	Fair Isaac Corp.	435,895
5,675	Guidewire Software, Inc.*	348,842
19,700	Interactive Intelligence Group, Inc.*	1,062,815
19,254	Manhattan Associates, Inc.*	1,117,695
22,869	Monotype Imaging Holdings, Inc.	452,578
10,526	Open Text Corp.	641,349
3,299	Pegasystems, Inc.	92,042
1,998	Proofpoint, Inc.*	151,588
10,593	Synchronoss Technologies, Inc.*	395,543
3,614	The Ultimate Software Group, Inc.*	755,687
4,749	Tyler Technologies, Inc.*	774,182

		8,701,995

Specialty Retail – 3.8%
23,811	American Eagle Outfitters, Inc.	426,693
3,891	Asbury Automotive Group, Inc.*	236,573
48,344	Ascena Retail Group, Inc.*	393,037
7,274	Group 1 Automotive, Inc.	453,316
4,850	Hibbett Sports, Inc.*	169,362
10,370	Lithia Motors, Inc. Class A	894,827
12,156	Monro Muffler Brake, Inc.	761,209
67,861	Office Depot, Inc.*	234,799
29,707	Tailored Brands, Inc.	435,207
31,090	The Finish Line, Inc. Class A	675,586

		4,680,609

Textiles, Apparel & Luxury Goods* – 0.5%
16,421	Steven Madden Ltd.	575,063

Thrifts & Mortgage Finance – 2.2%
31,510	Essent Group Ltd.*	754,980
23,029	Nationstar Mortgage Holdings, Inc.*	290,856
38,191	Radian Group, Inc.	492,664
27,135	Walker & Dunlop, Inc.*	642,285
22,302	Washington Federal, Inc.	557,550

		2,738,335

Tobacco – 0.3%
5,980	Universal Corp.	354,674

Trading Companies & Distributors – 2.0%
40,206	Air Lease Corp.	1,158,335
20,990	BMC Stock Holdings, Inc.*	427,147
17,433	WESCO International, Inc.*	971,715

		2,557,197

Transportation Infrastructure* – 0.5%
44,802	Wesco Aircraft Holdings, Inc.	575,706

TOTAL COMMON STOCKS (Cost $109,232,538)		$117,136,457

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 5.5%
Repurchase Agreements – 5.5%
Joint Repurchase Agreement Account II
$6,900,000	0.345%	08/01/16	$ 6,900,000
(Cost $6,900,000)

TOTAL INVESTMENTS – 99.4% (Cost $116,132,538)			$124,036,457

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.6%			722,054

NET ASSETS – 100.0%			$124,758,511

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Joint repurchase agreement was entered into on July 29, 2016. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$116,132,538

Gross unrealized gain	9,765,847
Gross unrealized loss	(1,861,928)

Net unrealized security gain	$7,903,919

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

ACTIVE EQUITY MULTI-MANAGER FUNDS

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”) assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Funds’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Funds enter into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures and options contracts, are valued at the last sale or settlement price and typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

ACTIVE EQUITY MULTI-MANAGER FUNDS

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

Short Term Investments — Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are classified as Level 2 of the fair value hierarchy.

i. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between a Fund and select counterparties. An MRA contains provisions for, among other things, initiation of the transaction, income payments, events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of July 31, 2016:

MULTI-MANAGER INTERNATIONAL EQUITY

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Africa	$—	$2,212,225	$—
Asia	18,468,141	50,036,495	—
Australia and Oceania	—	5,861,484	—
Europe	20,433,199	152,202,300	—
North America	11,161,145	2,475,004	—
South America	1,179,299	—	—
Short-term Investments	—	17,200,000	—
Total	$51,241,784	$229,987,508	$—

ACTIVE EQUITY MULTI-MANAGER FUNDS

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

MULTI-MANAGER U.S. DYNAMIC EQUITY

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$432,943	$—	$—
Europe	6,641,876	4,439,693	—
North America	132,127,567	—	—
Short-term Investments	—	9,300,000	—
Total	$139,202,386	$13,739,693	$—

Derivative Type
Assets(b)
Forward Foreign Currency Exchange Contracts	$—	$7,682	$—
Liabilities(b)
Forward Foreign Currency Exchange Contracts	$—	$(43,909)	$—

MULTI-MANAGER U.S. SMALL CAP EQUITY

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$169,458	$—	$—
Europe	1,353,260	—	—
North America	115,613,739	—	—
Short-term Investments	—	6,900,000	—
Total	$117,136,457	$6,900,000	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principle exchange or system on which they are traded, which may differ from country of domicile noted in table. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

JOINT REPURCHASE AGREEMENT ACCOUNT II — At July 31, 2016, the Funds had undivided interests in the Joint Repurchase Agreement Account II, with a maturity date of August 1, 2016, as follows:

Fund	Principal Amount	Maturity Value	Collateral Allocation Value
Multi-Manager International Equity	$17,200,000	$17,200,165	$17,544,002
Multi-Manager U.S. Dynamic Equity	9,300,000	9,300,089	9,486,001
Multi-Manager U.S. Small Cap Equity	6,900,000	6,900,066	7,038,001

REPURCHASE AGREEMENTS — At July 31, 2016, the Principal Amount of the Funds’ interest in the Joint Repurchase Agreement Account II was as follows:

Counterparty	Interest Rate	Multi- Manager International Equity	Multi- Manager U.S. Dynamic Equity	Multi- Manager U.S. Small Cap Equity
BNP Paribas Securities Co.	0.350%	$222,621	$120,371	$89,307
Citigroup Global Markets, Inc.	0.350	4,723,230	2,553,839	1,894,784
Merrill Lynch & Co., Inc.	0.350	8,228,688	4,449,232	3,301,044
Merrill Lynch & Co., Inc.	0.330	4,025,461	2,176,558	1,614,865
TOTAL		$17,200,000	$9,300,000	$6,900,000

At July 31, 2016, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Home Loan Mortgage Corp.	2.000% to 6.000%	01/01/19 to 05/01/46
Federal National Mortgage Association	2.500 to 6.500	03/01/19 to 08/01/46
Government National Mortgage Association	4.000 to 4.500	12/20/45 to 06/20/46
U.S. Treasury Notes	0.880 to 1.750	06/15/19 to 09/30/22
U.S. Treasury Bonds	2.880 to 3.130	02/15/42 to 08/15/45

ACTIVE EQUITY MULTI-MANAGER FUNDS

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — Loss may result from the Funds’ investments in derivative instruments. These instruments may be illiquid, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. Losses from investments in derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Funds invest. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions by the United States or other governments, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Funds has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Funds also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Liquidity Risk — The Funds may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Multi-Manager Approach Risk — The Funds’ performance depends on the ability of the Investment Adviser in selecting, overseeing, and allocating Fund assets to the Underlying Managers. The Underlying Managers’ investment styles may not always be complementary. The Funds’ multi-manager approach may result in the Fund investing a significant percentage of its assets in certain types of investments, which could be beneficial or detrimental to the Funds’ performance depending on the performance of those investments and the overall market environment. The Funds’ Underlying Managers may underperform the market generally or underperform other investment managers that could have been selected for the Funds. Because the Funds’ Underlying Managers may trade with counterparties, prime brokers, clearing brokers or futures commission merchants on terms that are different than those on which the Investment Adviser would trade, and because each Underlying Manager applies its own risk analysis in evaluating potential counterparties for the Funds, the Funds may be subject to greater counterparty risk than if they were managed directly by the Investment Adviser.

Non-Diversification Risk — The Multi-Manager U.S. Dynamic Equity Fund is non-diversified, meaning that the Fund is permitted to invest a larger percentage of their assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Portfolio Concentration Risk — As a result of the Funds’ ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if their investments were not so concentrated.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments

July 31, 2016 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Bank Loans(a) – 4.8%
Automotive - Parts – 0.1%
Evergreen Skills Lux S.a.r.l.
	$1,237,951	5.750%	04/28/21	$ 1,017,694

Building Materials – 0.4%
Engility Corp.
	420,000	12.000	05/30/21	428,925
Headwaters, Inc.
	148,500	4.000	03/24/22	149,428
Jeld-Wen, Inc.
	1,766,758	5.250	10/15/21	1,777,800
MX Holdings US, Inc.
	195,050	4.000	08/14/20	194,929
Preferred Proppants LLC
	881,667	6.750	07/27/20	599,534
Wilsonart LLC
	1,697,649	4.000	10/31/19	1,694,813

				4,845,429

Chemicals – 0.1%
SK Spice S.a.r.l.
EUR	343,814	7.000	06/12/21	380,060
Styrolution US Holding LLC
	$456,699	6.500	11/07/19	458,412

				838,472

Consumer Cyclical Services – 0.0%
Samsonite International SA
	123,377	4.000	05/12/23	124,559

Consumer Products - Household & Leisure – 0.1%
Calceus Acquisition, Inc.
	434,089	5.000	01/31/20	329,183
Serta Simmons Holdings LLC
	741,947	4.250	10/01/19	745,100

				1,074,283

Consumer Products - Industrial – 0.0%
Harbor Freight Tools USA, Inc.
	129,750	4.750	07/26/19	130,237

Diversified Manufacturing – 0.0%
Emerald US Inc.
	131,826	5.000	05/09/21	119,962
KP Germany Erste GmbH
	184,104	5.000	04/28/20	184,851

				304,813

Energy – 0.2%
Chief Exploration & Development LLC
	138,129	7.500	05/16/21	124,776
Drillships Ocean Ventures, Inc.
	1,003,122	5.500	07/25/21	569,272
Energy Transfer Equity LP
	165,796	4.000	12/02/19	162,238
KCA Deutag US Finance LLC
	1,268,816	6.250	05/15/20	997,835
Penn Products Terminals LLC
	241,500	4.750	04/13/22	240,896

Principal Amount	Interest Rate		Maturity Date	Value
Bank Loans(a) – (continued)
Energy – (continued)
Seadrill Partners Finco LLC
$1,037,209	4.000%		02/21/21	$ 452,483
Templar Energy LLC
1,469,884	8.500		11/25/20	341,748

				2,889,248

Energy - Exploration & Production – 0.0%
Energy & Exploration Partners, Inc.
113,655	0.000	(b)	11/10/21	107,973
45,763	5.000		05/13/22	45,763
Murray Energy Corp.
362,748	7.500		04/16/20	267,526

				421,262

Finance – 0.1%
CeramTec Acquisition Corp.
215,081	4.250		08/30/20	214,812
704,771	4.250		08/30/20	703,890
76,480	4.250		08/30/20	76,384
New Millennium Holdco, Inc.
696,690	7.500		12/21/20	491,167

				1,486,253

Finance Insurance – 0.1%
Hub International Ltd.
835,063	4.250		10/02/20	832,524

Gaming – 0.4%
AMF Bowling Centers, Inc.
855,960	7.250		09/18/21	855,960
Boyd Gaming Corp.
161,389	4.000		08/14/20	161,918
Cowlitz Tribal Gaming Authority
1,145,386	11.500		12/04/21	1,139,659
Mashantucket (Western) Pequot Tribe
432,050	5.000		07/01/18	375,884
2,487,638	9.375		06/30/20	2,143,523
Mohegan Tribal Gaming Authority
964,285	5.500		06/15/18	962,356

				5,639,300

Health Care - Medical Products – 0.2%
Carestream Health, Inc.
2,459,465	9.500		12/07/19	2,367,235

Health Care - Services – 0.5%
Air Medical Group Holdings, Inc.
867,245	4.250		04/28/22	852,068
American Renal Holdings, Inc.
1,454,465	4.750		09/20/19	1,433,565
BPA Laboratories, Inc.
160,673	2.500		07/01/17	70,696
Community Health Systems, Inc.
105,388	3.924		12/31/18	104,353
68,847	3.750		12/31/19	67,696
126,678	4.000		01/27/21	125,055
Envision Healthcare Corp.
489,685	4.250		05/25/18	490,033
Ortho-Clinical Diagnostics, Inc.
1,736,033	4.750		06/30/21	1,678,883

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Bank Loans(a) – (continued)
Health Care - Services – (continued)
U.S. Renal Care, Inc.
$1,715,553	5.250%	12/31/22	$ 1,698,398

			6,520,747

Media - Broadcasting & Radio – 0.3%
AP NMT Acquisition BV
516,229	6.750	08/13/21	428,898
Cumulus Media Holdings, Inc.
1,411,602	4.250	12/23/20	999,597
EIG Investors Corp.
458,015	6.480	11/09/19	441,985
iHeart Communications, Inc.
2,072,021	7.246	01/30/19	1,594,814

			3,465,294

Media - Non Cable – 0.1%
Affinion Group, Inc.
922,740	6.750	04/30/18	874,555
Media General, Inc.
62,486	4.000	07/31/20	62,479

			937,034

Packaging – 0.1%
Ardagh Holdings USA, Inc.
278,269	4.000	12/17/19	278,793
Klockner-Pentaplast of America, Inc.
430,803	5.000	04/28/20	432,552

			711,345

Pharmaceuticals – 0.1%
Lantheus Medical Imaging, Inc.
683,075	7.000	06/30/22	621,598
Valeant Pharmaceuticals International, Inc.
919,334	5.000	04/01/22	912,347

			1,533,945

Property/Casualty Insurance – 0.1%
York Risk Services Holding Corp.
907,313	4.750	10/01/21	802,410

Real Estate – 0.1%
Empire Generating Co. LLC
1,291,840	5.250	03/14/21	1,098,064
102,765	5.250	03/14/21	87,351

			1,185,415

Restaurants – 0.1%
Red Lobster Management LLC
765,149	6.250	07/28/21	766,427

Retailers – 0.2%
Container Store, Inc.
300,914	4.250	04/06/19	259,162
Dollar Tree, Inc.
82,307	4.250	07/06/22	82,513
Gymboree Corp.
2,398,836	5.000	02/23/18	1,863,751

Principal Amount	Interest Rate	Maturity Date	Value
Bank Loans(a) – (continued)
Retailers – (continued)
Leslie’s Poolmart, Inc.
$194,445	4.250%	10/16/19	$ 194,202
Mattress Holding Corp.
200,000	6.250	10/20/21	197,500
The Talbots, Inc.
154,900	9.500	03/19/21	143,670
True Religion Apparel, Inc.
96,500	5.875	07/30/19	40,691

			2,781,489

Services Cyclical - Business Services – 0.2%
Koosharem LLC
1,159,366	7.500	05/16/20	996,093
Redtop Acquisition Ltd.
97,500	4.500	12/03/20	97,500
Tribune Publishing Co.
1,291,549	5.750	07/07/21	1,270,562
Weight Watchers International, Inc.
230,236	4.000	04/02/20	173,699

			2,537,854

Technology - Hardware – 0.1%
Diebold, Inc.
515,000	5.250	11/06/23	513,929
MKS Instruments, Inc.
327,469	4.250	05/01/23	329,515
ON Semiconductor Corp.
1,036,000	5.250	03/31/23	1,047,655

			1,891,099

Technology - Software – 0.0%
Aricent Technologies Ltd.
444,471	5.500	04/14/21	386,134

Technology - Software/Services – 0.4%
Applied Systems, Inc.
908,039	4.000	01/25/21	908,946
Avago Technologies Cayman Ltd.
2,056,859	4.250	02/01/23	2,056,530
Black Knight InfoServ LLC
151,145	3.750	05/27/22	152,090
BMC Software, Inc.
329,592	5.000	09/10/20	302,236
Equinix, Inc.
58,853	4.000	01/08/23	59,000
MModal Inc.
1,655,615	9.000	01/31/20	1,393,481
Syniverse Holdings, Inc.
380,443	4.000	04/23/19	306,256
Western Digital Corp.
270,000	6.250	04/29/23	272,476

			5,451,015

Telecommunications - Internet & Data – 0.2%
Asurion LLC
471,398	5.000	05/24/19	471,888
484,217	4.250	07/08/20	482,101
1,575,000	8.500	03/03/21	1,559,581

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Bank Loans(a) – (continued)
Telecommunications - Internet & Data – (continued)
Level 3 Financing, Inc.
$650,000	4.000%	01/15/20	$ 652,600

			3,166,170

Textiles – 0.1%
Indra Holdings Corp.
638,043	5.250	04/29/21	526,385
Nine West Holdings, Inc.
480,101	4.750	10/08/19	265,496

			791,881

Transportation – 0.1%
Syncreon Group Holdings B.V.
739,285	5.250	10/28/20	628,392

Utilities – 0.4%
Longview Power LLC
1,366,200	7.000	04/13/21	1,205,672
Texas Competitive Electric Holdings Co.
6,702,563	4.500	10/10/16	2,185,770
1,687,140	4.500	10/10/17	557,596
1,086,829	5.000	10/31/17	1,088,644
247,873	5.000	07/27/23	248,287

			5,285,969

Wireless Telecommunications – 0.0%
Intelsat Jackson Holdings SA
400,000	3.750	06/30/19	378,752

TOTAL BANK LOANS (Cost $67,201,167)			$ 61,192,681

Shares	Description	Value
Common Stocks – 17.4%
Aerospace & Defense – 0.7%
3,810	Airbus Group SE	$ 224,764
26,238	BWX Technologies, Inc.	965,821
15,730	Esterline Technologies Corp.*(c)	956,856
725	Honeywell International, Inc.	84,339
233,270	Meggitt PLC	1,351,083
25,803	Orbital ATK, Inc.(c)	2,247,957
28,040	United Technologies Corp.	3,018,506

		8,849,326

Air Freight & Logistics(c) – 0.2%
17,992	FedEx Corp.	2,912,905

Airlines – 0.0%
11,096	Delta Air Lines, Inc.	429,970

Automobiles – 0.0%
9,144	Fiat Chrysler Automobiles NV	58,613
603	General Motors Co.	19,019

		77,632

Shares	Description	Value
Common Stocks – (continued)
Beverages – 0.3%
24,495	Constellation Brands, Inc. Class A	$ 4,032,612

Biotechnology – 0.3%
18,790	Shire PLC ADR	3,647,515

Capital Markets – 0.7%
13,905	Affiliated Managers Group, Inc.*(c)	2,040,976
89,950	Apollo Global Management LLC Class A	1,542,642
15,960	Invesco Ltd.	465,713
20,160	Legg Mason, Inc.	688,262
22,890	LPL Financial Holdings, Inc.	616,886
211,144	NorthStar Asset Management Group, Inc.	2,504,168
41,512	OM Asset Management PLC	581,168
6,276	State Street Corp.	412,835

		8,852,650

Chemicals – 0.4%
54,533	Axalta Coating Systems Ltd.*(c)	1,556,917
392	LyondellBasell Industries NV Class A	29,502
42,747	Olin Corp.(c)	893,412
11,085	The Sherwin-Williams Co.(c)	3,322,507

		5,802,338

Commercial Banks – 1.3%
417,749	Bank of America Corp.	6,053,183
33,915	Bank of the Ozarks, Inc.(c)	1,220,601
65,456	CIT Group, Inc.(c)	2,262,159
73,570	Citigroup, Inc.(c)	3,223,102
118,154	Citizens Financial Group, Inc.	2,638,379
2,478	Signature Bank*	297,955
47,117	Western Alliance Bancorp*(c)	1,603,391

		17,298,770

Commercial Services & Supplies(c) – 0.1%
29,539	KAR Auction Services, Inc.	1,263,383

Communications Equipment – 0.3%
84,850	Cisco Systems, Inc.(c)	2,590,470
34,329	CommScope Holding Co., Inc.*	1,028,154
39,428	Radware Ltd.*	485,359

		4,103,983

Computers & Peripherals(c) – 0.3%
77,417	NetApp, Inc.	2,039,938
35,496	Western Digital Corp.	1,686,415

		3,726,353

Construction & Engineering* – 0.2%
61,290	AECOM	2,175,182

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Consumer Finance – 0.5%
149,374	Ally Financial, Inc.	$ 2,694,707
26,340	American Express Co.	1,697,876
2,100	Capital One Financial Corp.	140,868
8,013	Discover Financial Services	455,459
3,176	Encore Capital Group, Inc.*	77,526
33,184	Synchrony Financial*	925,170

		5,991,606

Containers & Packaging – 0.2%
61,719	Orora Ltd.	135,225
51,690	Owens-Illinois, Inc.*	971,255
26,062	Sealed Air Corp.	1,229,605

		2,336,085

Diversified Financial Services – 0.6%
5,252	Berkshire Hathaway, Inc. Class B*	757,706
46,400	Element Financial Corp.	498,241
15,660	Groupe Bruxelles Lambert SA	1,321,078
9,367	Intercontinental Exchange, Inc.	2,474,761
97,990	Leucadia National Corp.	1,789,297
57,058	Voya Financial, Inc.(c)	1,462,397

		8,303,480

Diversified Telecommunication Services(d) – 0.1%
41,241	Cellnex Telecom SAU	729,977
15,409	Sunrise Communications Group AG*	995,583

		1,725,560

Electrical Equipment* – 0.0%
5,636	Babcock & Wilcox Enterprises, Inc.	86,569

Electronic Equipment, Instruments & Components – 0.3%
43,015	CDW Corp.	1,846,634
30,050	TE Connectivity Ltd.	1,811,414

		3,658,048

Energy Equipment & Services – 0.1%
16,080	Halliburton Co.	702,053

Food & Staples Retailing – 0.1%
5,051	CVS Health Corp.	468,329
44,800	Lenta Ltd.*(d)	336,441
8,805	Walgreens Boots Alliance, Inc.	697,796

		1,502,566

Food Products – 0.2%
29,357	Nestle SA	2,352,452
962	The J.M. Smucker Co.	148,302

		2,500,754

Shares	Description	Value
Common Stocks – (continued)
Health Care Equipment & Supplies – 0.1%
6,254	Becton Dickinson & Co.(c)	$ 1,100,704
1,900	Integer Holdings Corp.*	42,199

		1,142,903

Health Care Providers & Services – 1.4%
16,735	Acadia Healthcare Co., Inc.*	945,528
22,898	Aetna, Inc.(e)	2,638,079
131,496	Brookdale Senior Living, Inc.*	2,428,731
50,955	HCA Holdings, Inc.*(c)(e)	3,930,159
2,617	Humana, Inc.	451,563
14,302	McKesson Corp.(e)	2,782,597
17,692	Millennium Health LLC	61,922
31,845	Universal Health Services, Inc. Class B(c)(e)	4,124,883

		17,363,462

Health Care Technology*(c) – 0.2%
74,112	IMS Health Holdings, Inc.	2,224,842

Hotels, Restaurants & Leisure – 0.7%
117,858	Aramark(c)(e)	4,225,209
65,571	Diamond Resorts International, Inc.*(c)	1,978,933
163,840	Genting Malaysia Bhd	172,990
778	Interval Leisure Group, Inc.	13,988
2,786	Marriott International, Inc. Class A	199,756
15,215	McDonald’s Corp.(c)	1,790,045
12,956	Six Flags Entertainment Corp.	730,589

		9,111,510

Household Products – 0.0%
3,983	Henkel AG & Co. KGaA	432,365

Independent Power Producers & Energy Traders* – 0.1%
65,835	Calpine Corp.	904,573

Industrial Conglomerates – 0.1%
39,820	General Electric Co.(c)	1,239,995
14,690	Jardine Strategic Holdings Ltd.	450,322

		1,690,317

Insurance – 1.0%
990	Alleghany Corp.*	538,065
100,660	American International Group, Inc.(c)(e)	5,479,930
7,005	AmTrust Financial Services, Inc.	167,209
49,522	Aon PLC(c)	5,302,321
3,622	Endurance Specialty Holdings Ltd.	244,956
1,712	Loews Corp.	70,757
5,011	MetLife, Inc.	214,170

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Insurance – (continued)
7,381	Willis Towers Watson PLC	$ 912,439

		12,929,847

Internet & Catalog Retail* – 0.2%
72,815	Liberty Interactive Corp. QVC Group Class A(c)	1,952,170
6,909	Liberty Ventures Series A	260,538
511	The Priceline Group, Inc.	690,264

		2,902,972

Internet Software & Services – 0.6%
4,176	Alphabet, Inc. Class A*(e)	3,304,636
1,213	Alphabet, Inc. Class C*	932,542
3,530	Baidu, Inc. ADR*	563,388
691	CommerceHub, Inc. Class A*	9,742
1,382	CommerceHub, Inc. Class C*	19,345
40,065	IAC/InterActiveCorp.(c)	2,322,167
27,101	Rackspace Hosting, Inc.*	634,977

		7,786,797

IT Services – 0.1%
28,339	CSRA, Inc.	762,886

Life Sciences Tools & Services – 0.3%
14,957	Quintiles Transnational Holdings, Inc.*	1,161,262
7,780	Thermo Fisher Scientific, Inc.	1,235,775
32,866	VWR Corp.*	1,029,363

		3,426,400

Machinery – 0.1%
1,779	Fortive Corp.*	85,765
3,147	Joy Global, Inc.	86,952
13,804	Pentair PLC	880,971

		1,053,688

Media – 2.3%
9,738	Charter Communications, Inc. Class A*	2,287,164
40,606	Discovery Communications, Inc. Class A*(c)	1,018,805
43,110	DISH Network Corp. Class A*(c)	2,302,936
82,473	JCDecaux SA	2,818,905
31,575	Liberty Global PLC Class A*	1,001,243
41,922	Liberty Global PLC LiLAC Class A*	1,440,021
8,720	Liberty Global PLC LiLAC Class C*	305,200
59,821	Liberty Global PLC Series C*	1,851,460
36,014	Liberty Media Group Class A*	817,518
78,142	Liberty SiriusXM Group Class A*	2,793,576
17,958	Naspers Ltd.	2,818,028
80,395	News Corp. Class A	1,042,723
1,063	Quebecor, Inc. Class B	32,745
31,004	Regal Entertainment Group Class A	729,214

Shares	Description	Value
Common Stocks – (continued)
Media – (continued)
29,501	Sinclair Broadcast Group, Inc. Class A	$ 820,718
9,882	The Madison Square Garden Co. Class A*	1,806,331
46,844	Time Warner, Inc.(c)	3,590,593
60,120	WPP PLC	1,348,944

		28,826,124

Metals & Mining – 0.3%
256,760	Alcoa, Inc.(c)	2,726,791
18,247	Ferroglobe PLC	170,062
24,050	MMC Norilsk Nickel PJSC ADR	354,016

		3,250,869

Multiline Retail* – 0.1%
10,326	Dollar Tree, Inc.	994,291

Oil, Gas & Consumable Fuels – 0.2%
7,870	CONSOL Energy, Inc.	152,521
118	Energy & Exploration Partners, Inc.*	41,300
69,720	Gazprom PJSC ADR	286,549
7,990	Lukoil PJSC ADR	343,908
3,410	Occidental Petroleum Corp.	254,829
1,455	Phillips 66	110,667
31,380	Rosneft PJSC GDR	151,660
216,030	Surgutneftegas OJSC	106,768
27,167	TransCanada, Corp.	1,259,190

		2,707,392

Paper & Forest Products* – 0.0%
4,846	Clearwater Paper Corp.	304,862

Personal Products – 0.0%
10,620	Unilever NV	491,965

Pharmaceuticals – 0.9%
33,899	Allergan PLC*(e)	8,574,752
32,871	Bristol-Myers Squibb Co.(c)	2,459,080

		11,033,832

Real Estate Investment Trusts – 0.3%
17,911	Equity Commonwealth*	537,688
73,853	NorthStar Realty Finance Corp.	989,630
36,368	Ryman Hospitality Properties, Inc.(c)	2,045,337
16,371	Xenia Hotels & Resorts, Inc.	294,023

		3,866,678

Real Estate Management & Development – 0.0%
46,411	Countrywide PLC	152,423

Semiconductors & Semiconductor Equipment – 0.2%
20,500	Analog Devices, Inc.	1,308,515
1,646	MModal, Inc.	18,512
9,660	QUALCOMM, Inc.	604,523

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – (continued)
8,713	Synaptics, Inc.*	$ 452,640

		2,384,190

Software – 1.0%
8,889	CommVault Systems, Inc.*	459,917
35,610	Microsoft Corp.	2,018,375
139,656	Oracle Corp.(c)	5,731,482
40,513	PTC, Inc.*(c)	1,609,582
29,820	Verint System, Inc.*(c)	1,051,751
20,208	VMware, Inc. Class A*(c)	1,474,780

		12,345,887

Specialty Retail* – 0.0%
6,906	Asbury Automotive Group, Inc.	419,885

Trading Companies & Distributors* – 0.1%
2,229	AerCap Holdings NV	81,381
38,305	HD Supply Holdings, Inc.	1,386,258

		1,467,639

Transportation Infrastructure – 0.2%
35,170	Macquarie Infrastructure Corp.	2,695,780

TOTAL COMMON STOCKS (Cost $198,469,514)		$ 222,653,719

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – 22.5%
Aerospace & Defense – 0.2%
Bombardier, Inc.(d)
$277,000	7.750%		03/15/20	$ 280,463
100,000	5.750		03/15/22	87,750
200,000	6.125		01/15/23	174,000
650,000	7.500	(f)	03/15/25	569,562
Moog, Inc.(d)(f)
273,000	5.250		12/01/22	281,190
Orbital ATK, Inc.(f)
200,000	5.250		10/01/21	208,500
Oshkosh Corp.(f)
300,000	5.375		03/01/22	313,500
27,000	5.375		03/01/25	28,148
Spirit AeroSystems, Inc.(f)
510,000	5.250		03/15/22	538,050

				2,481,163

Automotive(d)(f) – 0.1%
Deck Chassis Acquisition, Inc.
960,000	10.000		06/15/23	1,005,600
Schaeffler Holding Finance BV(g)
424,841	6.750		11/15/22	470,511

				1,476,111

Banks(f)(h) – 0.3%
Citigroup, Inc.
315,000	6.250		08/15/49	338,625

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Banks(f)(h) – (continued)
JPMorgan Chase & Co.
$1,690,000	5.150%	05/01/49	$ 1,690,000
1,135,000	6.000	08/01/49	1,187,210

			3,215,835

Building Materials – 0.2%
Gibraltar Industries, Inc.(f)
1,600,000	6.250	02/01/21	1,646,000
Norbord, Inc.(d)
300,000	5.375	12/01/20	315,750

			1,961,750

Chemicals(f) – 0.7%
Aruba Investments, Inc.(d)
670,000	8.750	02/15/23	658,275
Blue Cube Spinco, Inc.(d)
1,000,000	9.750	10/15/23	1,145,000
Cornerstone Chemical Co.(d)
2,450,000	9.375	03/15/18	2,401,000
Hexion, Inc.
1,440,000	10.000	04/15/20	1,411,200
Rain CII Carbon LLC/CII Carbon Corp.(d)
1,820,000	8.000	12/01/18	1,674,400
1,800,000	8.250	01/15/21	1,516,500

			8,806,375

Commercial Services(d)(f) – 0.1%
Prime Security Services Borrower LLC/Prime Finance, Inc.
1,330,000	9.250	05/15/23	1,421,438

Construction Machinery(d)(f) – 0.0%
Accudyne Industries Borrower/Accudyne Industries LLC
570,000	7.750	12/15/20	480,225

Consumer Cyclical Services(f) – 0.9%
APX Group, Inc.
3,125,000	8.750	12/01/20	2,976,562
Ashtead Capital, Inc.(d)
615,000	6.500	07/15/22	648,825
CEB, Inc.(d)
120,000	5.625	06/15/23	121,500
Cenveo Corp.(d)
1,065,000	6.000	08/01/19	929,213
2,195,000	8.500	09/15/22	1,317,000
Ceridian HCM Holding, Inc.(d)
35,000	11.000	03/15/21	35,525
First Data Corp.(d)
600,000	5.000	01/15/24	604,500
Iron Mountain, Inc.
750,000	6.000	08/15/23	796,875
Monitronics International, Inc.
3,215,000	9.125	04/01/20	2,829,200
Multi-Color Corp.(d)
1,000,000	6.125	12/01/22	1,037,500
United Rentals North America, Inc.
695,000	4.625	07/15/23	708,900

			12,005,600

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Consumer Noncyclical(f) – 0.1%
NeuStar, Inc.
$1,445,000	4.500%		01/15/23	$ 1,277,019

Consumer Products - Household & Leisure(f) – 0.1%
Elizabeth Arden, Inc.
703,000	7.375		03/15/21	723,211

Diversified Financial Services(f) – 0.2%
Bankrate, Inc.(d)
1,500,000	6.125		08/15/18	1,518,750
Credit Acceptance Corp.
1,030,000	6.125		02/15/21	1,009,400

				2,528,150

Energy – 0.7%
Basic Energy Services, Inc.(f)
350,000	7.750		10/15/22	124,250
Blue Racer Midstream LLC/Blue Racer Finance Corp.(d)(f)
2,500,000	6.125		11/15/22	2,350,000
CITGO Holding, Inc.(d)
500,000	10.750		02/15/20	492,500
CITGO Petroleum Corp.(d)(f)
2,000,000	6.250		08/15/22	1,920,000
Energy Transfer Equity LP(f)
580,000	5.875		01/15/24	580,000
EXCO Resources, Inc.(f)
335,000	8.500		04/15/22	107,200
Parker Drilling Co.(f)
2,090,000	6.750		07/15/22	1,567,500
Petrobras Global Finance BV
380,000	6.750		01/27/41	311,600
620,000	6.850		06/05/15	470,270
Seventy Seven Energy, Inc.(f)(i)
205,000	6.500		07/15/22	12,300
Southern Star Central Corp.(d)(f)
180,000	5.125		07/15/22	178,650
Weatherford International Ltd.(f)
300,000	8.250		06/15/23	279,750
530,000	5.950		04/15/42	365,700
Western Refining Logistics LP/WNRL Finance Corp.(f)
285,000	7.500		02/15/23	282,150
Western Refining, Inc.(f)
333,000	6.250		04/01/21	308,025

				9,349,895

Energy - Exploration & Production – 1.4%
California Resources Corp.(f)
7,500	5.000		01/15/20	3,413
24,000	5.500		09/15/21	10,680
593,000	8.000	(d)	12/15/22	376,555
7,500	6.000		11/15/24	3,281
CONSOL Energy, Inc.(f)
2,145,000	5.875		04/15/22	1,962,675
600,000	8.000		04/01/23	574,500
Continental Resources, Inc.(f)
190,000	5.000		09/15/22	177,175
466,000	4.500		04/15/23	419,400
Halcon Resources Corp.(d)(f)(i)
1,000,000	8.625		02/01/20	920,000

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Energy - Exploration & Production – (continued)
Jupiter Resources, Inc.(d)(f)
$2,285,000	8.500%	10/01/22	$ 1,713,750
Kosmos Energy Ltd.(d)(f)
1,405,000	7.875	08/01/21	1,366,362
Linn Energy LLC/Linn Energy Finance Corp.(f)(i)
2,660,000	6.250	11/01/19	438,900
MEG Energy Corp.(d)(f)
600,000	6.500	03/15/21	441,000
450,000	6.375	01/30/23	315,000
1,875,000	7.000	03/31/24	1,354,687
Memorial Production Partners LP/Memorial Production Finance Corp.(f)
765,000	7.625	05/01/21	382,500
1,765,000	6.875	08/01/22	847,200
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC(f)(i)
100,000	10.000	06/01/20	57,500
951,000	10.750	10/01/20	11,888
245,000	9.250	06/01/21	3,063
Murray Energy Corp.(d)(f)
1,990,000	11.250	04/15/21	512,425
Newfield Exploration Co.(f)
1,400,000	5.375	01/01/26	1,330,000
PDC Energy, Inc.(f)
1,500,000	7.750	10/15/22	1,552,500
Peabody Energy Corp.(i)
95,000	6.250	11/15/21	12,112
Rice Energy, Inc.(f)
150,000	6.250	05/01/22	146,250
365,000	7.250	05/01/23	365,000
SandRidge Energy, Inc.(f)(i)
885,000	7.500	02/15/23	43,144
SM Energy Co.(f)
117,000	6.125	11/15/22	98,572
Southwestern Energy Co.(f)
480,000	4.950	01/23/25	464,400
Walter Energy, Inc.(f)(i)
40,000	9.875	12/15/20	4
125,000	8.500	04/15/21	13
Whiting Petroleum Corp.(f)
300,000	6.500	10/01/18	273,000
2,300,000	6.250	04/01/23	1,880,250
WPX Energy, Inc.(f)
410,000	6.000	01/15/22	371,050

			18,428,249

Energy - Services(f) – 0.2%
Basic Energy Services, Inc.
1,625,000	7.750	02/15/19	576,875
Hiland Partners Holdings LLC/Hiland Partners Finance Corp.(d)
250,000	7.250	10/01/20	260,000
1,434,000	5.500	05/15/22	1,436,577

			2,273,452

Entertainment & Leisure(f) – 0.7%
AMC Entertainment, Inc.
500,000	5.875	02/15/22	511,875
750,000	5.750	06/15/25	753,750
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
1,130,000	5.375	06/01/24	1,180,850
Cinemark USA, Inc.
1,211,000	4.875	06/01/23	1,238,247

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Entertainment & Leisure(f) – (continued)
ClubCorp Club Operations, Inc.(d)
$750,000	8.250%		12/15/23	$ 781,875
Guitar Center, Inc.(d)
1,620,000	6.500		04/15/19	1,441,800
2,229,000	9.625		04/15/20	1,649,460
Regal Entertainment Group
400,000	5.750		03/15/22	417,000
Six Flags Entertainment Corp.(d)
500,000	5.250		01/15/21	517,500
500,000	4.875		07/31/24	500,000
WMG Acquisition Corp.(d)
180,000	5.000		08/01/23	182,250

				9,174,607

Finance – 0.6%
Ally Financial, Inc.
200,000	3.500		01/27/19	203,250
3,215,000	5.125		09/30/24	3,423,975
345,000	5.750	(f)	11/20/25	359,231
CIT Group, Inc.(d)
600,000	5.500		02/15/19	634,500
Harland Clarke Holdings Corp.(d)(f)
1,965,000	9.250		03/01/21	1,670,250
Icahn Enterprises LP/Icahn Enterprises Finance Corp.(f)
360,000	4.875		03/15/19	357,300
300,000	5.875		02/01/22	286,500
MGM Growth Properties Operating Partnership LP/MGP Escrow Co-Issuer, Inc.(d)(f)
290,000	5.625		05/01/24	310,300
Walter Investment Management Corp.
467,000	4.500		11/01/19	170,455
450,000	7.875	(f)	12/15/21	217,125

				7,632,886

Gaming – 0.8%
Chester Downs & Marina LLC(d)(f)
2,020,000	9.250		02/01/20	1,843,250
Codere Finance 2 Luxembourg SA(d)(f)(g)
755,000	9.000		06/30/21	776,389
Inn of the Mountain Gods Resort & Casino(d)(f)(j)
275,000	9.250		11/30/20	251,625
MGM Resorts International
1,813,000	6.625		12/15/21	2,007,898
Mohegan Tribal Gaming Authority(f)
2,950,000	9.750		09/01/21	3,174,937
Scientific Games International, Inc.(f)
960,000	10.000		12/01/22	853,200
Seminole Hard Rock Entertainment, Inc.(d)(f)
1,231,000	5.875		05/15/21	1,249,465
Shingle Springs Tribal Gaming Authority(d)(f)
195,000	9.750		09/01/21	214,013

				10,370,777

Health Care - Medical Products(f) – 0.4%
Crimson Merger Sub, Inc.(d)
580,000	6.625		05/15/22	498,800
Fresenius Medical Care US Finance II, Inc.(d)
1,300,000	4.750		10/15/24	1,384,500

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Health Care - Medical Products(f) – (continued)
Grifols Worldwide Operations Ltd.
$2,100,000	5.250%		04/01/22	$ 2,189,250
Halyard Health, Inc.
1,000,000	6.250		10/15/22	1,005,000

				5,077,550

Health Care - Pharmaceuticals – 0.4%
Mallinckrodt International Finance SA
1,000,000	4.750		04/15/23	885,000
Mallinckrodt International Finance SA/Mallinckrodt CB LLC(d)(f)
500,000	5.500		04/15/25	465,000
Quintiles Transnational Corp.(d)(f)
1,600,000	4.875		05/15/23	1,648,000
Valeant Pharmaceuticals International, Inc.(d)(f)
2,240,000	7.500		07/15/21	2,083,200
410,000	6.125		04/15/25	340,300

				5,421,500

Health Care - Services – 1.2%
Acadia Healthcare Co., Inc.(f)
980,000	5.125		07/01/22	967,750
861,000	5.625		02/15/23	854,542
Amsurg Corp.(f)
2,104,000	5.625		07/15/22	2,209,200
Centene Corp.(f)
440,000	5.625		02/15/21	464,200
440,000	6.125		02/15/24	473,000
CHS/Community Health Systems, Inc.(f)
800,000	5.125		08/01/21	798,000
DaVita HealthCare Partners, Inc.(f)
500,000	5.125		07/15/24	516,250
2,308,000	5.000		05/01/25	2,336,850
HCA, Inc.
705,000	5.875		05/01/23	756,113
171,000	5.375		02/01/25	178,695
2,000,000	5.250		04/15/25	2,133,750
Kindred Healthcare, Inc.
755,000	8.000		01/15/20	770,100
1,760,000	6.375	(f)	04/15/22	1,619,200
Select Medical Corp.(f)
885,000	6.375		06/01/21	882,787

				14,960,437

Home Construction(d)(f) – 0.0%
Masonite International Corp.
215,000	5.625		03/15/23	226,825

Lodging(f) – 0.1%
Interval Acquisition Corp.
1,500,000	5.625		04/15/23	1,545,000

Machinery(d) – 0.2%
Boart Longyear Management Pty Ltd.
1,400,000	10.000		10/01/18	724,500
325,000	7.000	(f)	04/01/21	65,000
Xerium Technologies, Inc.(f)
1,345,000	9.500		08/15/21	1,338,275

				2,127,775

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Media - Broadcasting & Radio(f) – 1.1%
Clear Channel Worldwide Holdings, Inc.
$535,000	7.625%		03/15/20	$ 532,325
Cumulus Media Holdings, Inc.
2,410,000	7.750		05/01/19	988,100
iHeartCommunications, Inc.
1,575,000	9.000		12/15/19	1,260,000
1,303,447	14.000	(g)	02/01/21	547,448
1,080,000	9.000		03/01/21	828,900
LIN Television Corp.
750,000	5.875		11/15/22	778,125
Nexstar Broadcasting, Inc.
580,000	6.875		11/15/20	606,100
500,000	6.125	(d)	02/15/22	515,000
Sinclair Television Group, Inc.
600,000	5.375		04/01/21	622,500
1,850,000	5.625	(d)	08/01/24	1,914,750
Sirius XM Radio, Inc.(d)
1,000,000	4.625		05/15/23	998,750
1,000,000	6.000		07/15/24	1,060,000
750,000	5.375		04/15/25	766,875
Townsquare Media, Inc.(d)
830,000	6.500		04/01/23	828,962
Univision Communications, Inc.(d)
687,000	8.500		05/15/21	718,774
1,500,000	5.125		02/15/25	1,541,250

				14,507,859

Media - Cable – 1.8%
Altice US Finance I Corp.(d)(f)
1,582,000	5.375		07/15/23	1,631,438
Cable One, Inc.(d)(f)
1,667,000	5.750		06/15/22	1,746,182
Cablevision Systems Corp.
250,000	7.750		04/15/18	266,875
CCO Holdings LLC/CCO Holdings Capital Corp.(f)
735,000	5.250		09/30/22	762,563
2,000,000	5.125		02/15/23	2,065,000
Cequel Communications Holdings I LLC/Cequel Capital Corp.(d)(f)
1,030,000	7.750		07/15/25	1,102,100
Charter Communications Operating LLC/Charter Communications Operating Capital(d)(f)
750,000	4.908		07/23/25	825,947
CSC Holdings LLC
220,000	8.625		02/15/19	244,750
1,325,000	6.750		11/15/21	1,406,156
200,000	5.250		06/01/24	190,500
DISH DBS Corp.
1,570,000	5.000		03/15/23	1,483,650
400,000	5.875		11/15/24	386,000
Midcontinent Communications & Midcontinent Finance Corp.(d)(f)
200,000	6.250		08/01/21	208,000
Neptune Finco Corp.(d)(f)
1,925,000	10.125		01/15/23	2,201,719
375,000	6.625		10/15/25	402,656
910,000	10.875		10/15/25	1,065,838
SFR Group SA(d)(f)
1,300,000	6.000		05/15/22	1,264,250
700,000	6.250		05/15/24	672,875
Time Warner Cable, Inc.
625,000	6.750		06/15/39	774,065

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Media - Cable – (continued)
Videotron Ltd.
$500,000	5.000%		07/15/22	$ 513,750
1,247,000	5.375	(d)(f)	06/15/24	1,284,410
Virgin Media Secured Finance PLC(d)(f)
450,000	5.375		04/15/21	467,438
2,150,000	5.250		01/15/26	2,155,439

				23,121,601

Media - Non Cable(f) – 1.1%
Liberty Interactive LLC
1,669,955	4.000		11/15/29	985,273
1,165,000	3.750		02/15/30	668,419
Nielsen Finance LLC/Nielsen Finance Co.(d)
972,000	5.000		04/15/22	1,003,590
Outfront Media Capital LLC/Outfront Media Capital Corp.
2,180,000	5.875		03/15/25	2,321,700
Radio One, Inc.(d)
1,615,000	9.250		02/15/20	1,505,987
1,030,000	7.375		04/15/22	1,028,713
TEGNA, Inc.
2,000,000	4.875	(d)	09/15/21	2,075,000
500,000	6.375		10/15/23	538,750
The McClatchy Co.
1,160,000	9.000		12/15/22	1,180,300
VeriSign, Inc.
1,000,000	4.625		05/01/23	1,030,000
1,500,000	5.250		04/01/25	1,571,250

				13,908,982

Metal Fabricate/Hardware(d)(f) – 0.1%
Optimas OE Solutions Holding LLC/Optimas OE Solutions, Inc.
895,000	8.625		06/01/21	677,963

Metals & Mining – 0.6%
Allegheny Technologies, Inc.
465,000	9.375		06/01/19	482,438
160,000	7.875	(f)	08/15/23	150,400
First Quantum Minerals Ltd.(d)(f)
1,270,000	6.750		02/15/20	1,168,400
Freeport-McMoRan, Inc.(f)
1,930,000	5.450		03/15/43	1,510,225
Glencore Finance Canada Ltd.(d)
100,000	4.950		11/15/21	103,952
150,000	4.250		10/25/22	147,257
150,000	6.000		11/15/41	141,750
200,000	5.550		10/25/42	176,000
Glencore Funding LLC(d)
300,000	3.125		04/29/19	297,750
100,000	2.875		04/16/20	97,217
150,000	4.625		04/29/24	146,031
Hecla Mining Co.(f)
721,000	6.875		05/01/21	719,197
IAMGOLD Corp.(d)(f)
1,435,000	6.750		10/01/20	1,334,550
New Gold, Inc.(d)(f)
1,220,000	6.250		11/15/22	1,247,450

				7,722,617

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Packaging – 0.6%
Ball Corp.
$2,380,000	5.250%		07/01/25	$ 2,570,400
Owens-Brockway Glass Container, Inc.(d)
350,000	5.875		08/15/23	377,125
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu(f)
1,933,000	5.750		10/15/20	1,995,822
Sealed Air Corp.(d)(f)
1,200,000	5.125		12/01/24	1,260,000
Signode Industrial Group Lux SA/Signode Industrial Group U.S., Inc.(d)(f)
1,755,000	6.375		05/01/22	1,751,701

				7,955,048

Pipelines – 1.0%
Energy Transfer Partners LP(f)
440,000	6.125		12/15/45	457,409
Genesis Energy LP/Genesis Energy Finance Corp.(f)
888,000	6.000		05/15/23	883,560
800,000	5.625		06/15/24	764,000
MPLX LP(d)(f)
1,500,000	4.875		12/01/24	1,481,250
ONEOK, Inc.(f)
750,000	7.500		09/01/23	821,250
Rose Rock Midstream LP/Rose Rock Finance Corp.(f)
900,000	5.625		11/15/23	803,250
Sabine Pass Liquefaction LLC(f)
1,265,000	5.625		02/01/21	1,299,787
930,000	5.625		04/15/23	948,600
740,000	5.750		05/15/24	758,500
1,000,000	5.625		03/01/25	1,017,500
SemGroup Corp.(f)
95,000	7.500		06/15/21	93,100
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.(f)
1,381,000	5.500		08/15/22	1,273,973
Targa Resources Partners LP/Targa Resources Partners Finance Corp.(f)
1,250,000	5.250		05/01/23	1,218,750
Williams Partners LP
100,000	3.600	(f)	03/15/22	97,580
280,000	4.000	(f)	09/15/25	266,713
255,000	6.300		04/15/40	258,458
140,000	5.400	(f)	03/04/44	129,002
Williams Partners LP/ACMP Finance Corp.(f)
100,000	4.875		03/15/24	99,125

				12,671,807

Property Insurance(d)(f) – 0.1%
HUB International Ltd.
700,000	7.875		10/01/21	696,500

Real Estate(f) – 0.1%
Communications Sales & Leasing, Inc./CSL Capital LLC(d)
350,000	6.000		04/15/23	363,125
RHP Hotel Properties LP/RHP Finance Corp.
675,000	5.000		04/15/23	681,750

				1,044,875

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Retailers – 1.3%
Claire’s Stores, Inc.(f)
$2,295,000	8.875%		03/15/19	$ 387,281
305,000	7.750	(d)	06/01/20	15,250
Ferrellgas LP/Ferrellgas Finance Corp.(f)
865,000	6.750		01/15/22	765,525
GameStop Corp.(d)(f)
1,400,000	5.500		10/01/19	1,433,880
Hema Bondco I BV(d)(f)
700,000	5.250	(h)	06/15/19	570,336
180,000	6.250		06/15/19	154,955
Hot Topic, Inc.(d)(f)
275,000	9.250		06/15/21	288,062
L Brands, Inc.
650,000	6.875		11/01/35	687,375
515,000	6.750		07/01/36	538,819
New Albertsons, Inc.
460,000	7.750		06/15/26	457,125
1,565,000	7.450		08/01/29	1,541,525
515,000	8.700		05/01/30	522,725
1,765,000	8.000		05/01/31	1,749,556
Rite Aid Corp.
430,000	6.125	(d)(f)	04/01/23	457,950
35,000	7.700		02/15/27	41,825
490,000	6.875	(d)	12/15/28	565,950
Supervalu, Inc.(f)
855,000	6.750		06/01/21	748,125
665,000	7.750		11/15/22	578,550
The Bon-Ton Department Stores, Inc.(f)
1,980,000	8.000		06/15/21	881,100
Toys R US, Inc.
1,735,000	10.375	(f)	08/15/17	1,717,650
1,075,000	7.375		10/15/18	956,750
Yum! Brands, Inc.
950,000	6.875		11/15/37	961,875

				16,022,189

Technology - Hardware – 1.1%
Advanced Micro Devices, Inc.
1,415,000	7.750	(f)	08/01/20	1,400,850
620,000	7.500		08/15/22	601,400
2,560,000	7.000	(f)	07/01/24	2,348,800
CDW LLC/CDW Finance Corp.(f)
500,000	5.000		09/01/23	513,750
CommScope, Inc.(d)(f)
1,085,000	5.000		06/15/21	1,124,331
Diamond 1 Finance Corp./Diamond 2 Finance Corp.(d)(f)
440,000	7.125		06/15/24	473,000
1,430,000	8.100		07/15/36	1,625,212
1,130,000	8.350		07/15/46	1,290,767
Flextronics International Ltd.
500,000	5.000		02/15/23	533,532
Micron Technology, Inc.(d)(f)
1,055,000	5.250		08/01/23	944,225
Plantronics, Inc.(d)(f)
1,040,000	5.500		05/31/23	1,055,600
Sensata Technologies BV(d)
2,250,000	5.000		10/01/25	2,328,750

				14,240,217

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Technology - Software/Services(f) – 1.0%
BMC Software Finance, Inc.(d)
$1,785,000	8.125%		07/15/21	$ 1,454,775
Boxer Parent Co., Inc.(d)(g)
2,985,000	9.000		10/15/19	2,514,862
Cengage Learning, Inc.(d)
720,000	9.500		06/15/24	754,200
Equinix, Inc.
1,700,000	5.750		01/01/25	1,810,500
Global A&T Electronics Ltd.(d)
1,735,000	10.000		02/01/19	1,240,525
MSCI, Inc.(d)
2,601,750	5.250		11/15/24	2,764,359
Open Text Corp.(d)
605,000	5.875		06/01/26	629,200
Western Digital Corp.(d)
114,000	7.375		04/01/23	124,118
880,000	10.500		04/01/24	991,100

				12,283,639

Telecommunications - Cellular(f) – 0.4%
Altice Finco SA(d)
680,000	8.125		01/15/24	685,100
180,000	7.625		02/15/25	175,275
SoftBank Group Corp.
1,600,000	6.000		07/30/25	1,732,000
T-Mobile USA, Inc.
2,280,000	6.625		04/01/23	2,436,750
560,000	6.000		04/15/24	596,400

				5,625,525

Telecommunications - Satellites(f) – 0.1%
Intelsat Jackson Holdings SA
1,315,000	7.250		10/15/20	946,800
120,000	7.500		04/01/21	85,500
200,000	5.500		08/01/23	131,000
280,000	8.000	(d)	02/15/24	267,400
Intelsat Luxembourg SA
1,810,000	7.750		06/01/21	420,825

				1,851,525

Textile & Apparel – 0.1%
Nine West Holdings, Inc.(d)
3,420,000	8.250		03/15/19	585,675
The William Carter Co.(f)
185,000	5.250		08/15/21	191,938

				777,613

Transportation – 0.2%
Air Medical Merger Sub Corp.(d)(f)
470,000	6.375		05/15/23	452,375
Algeco Scotsman Global Finance PLC(d)(f)
1,390,000	8.500		10/15/18	1,209,300
110,000	9.000		10/15/18	105,456
Navistar International Corp.
210,000	4.500		10/15/18	134,400
320,500	4.750		04/15/19	200,112
1,200,000	8.250	(f)	11/01/21	888,000

				2,989,643

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Utilities(d)(f)(i) – 0.1%
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc.
$3,500,000	11.500%		10/01/20	$ 1,190,000

Utilities - Electric – 0.2%
Calpine Corp.(d)(f)
203,000	5.250		06/01/26	206,553
Dynegy, Inc.(f)
355,000	7.625		11/01/24	349,675
GenOn Americas Generation LLC
1,265,000	8.500		10/01/21	1,053,112
495,000	9.125		05/01/31	400,950
Illinois Power Generating Co.
500,000	6.300		04/01/20	193,750
Talen Energy Supply LLC(d)(f)
600,000	4.625		07/15/19	568,500

				2,772,540

Utilities - Pipelines(f) – 0.1%
Kinder Morgan, Inc.(d)
150,000	5.000		02/15/21	160,988
Regency Energy Partners LP/Regency Energy Finance Corp.
500,000	5.875		03/01/22	540,000
1,000,000	5.000		10/01/22	1,047,500

				1,748,488

Wireless Telecommunications – 1.3%
Aegis Merger Sub, Inc.(d)(f)
1,305,000	10.250		02/15/23	1,406,137
Altice Financing SA(d)(f)
1,600,000	6.500		01/15/22	1,648,000
700,000	7.500		05/15/26	705,250
Altice Luxembourg SA(d)(f)
200,000	7.750		05/15/22	202,750
Digicel Group Ltd.(d)(f)
500,000	8.250		09/30/20	453,750
Digicel Ltd.(d)(f)
1,565,000	6.000		04/15/21	1,471,100
565,000	6.750		03/01/23	518,388
DigitalGlobe, Inc.(d)(f)
2,400,000	5.250		02/01/21	2,328,000
Hughes Satellite Systems Corp.
1,065,000	7.625		06/15/21	1,139,550
65,000	5.250	(d)	08/01/26	64,838
Inmarsat Finance PLC(d)(f)
2,157,000	4.875		05/15/22	2,006,873
Sprint Corp.
3,735,000	7.875		09/15/23	3,412,856
605,000	7.125		06/15/24	533,912
1,000,000	7.625	(f)	02/15/25	897,500
Wind Acquisition Finance SA(d)(f)
484,000	4.750		07/15/20	481,580

				17,270,484

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Wirelines Telecommunications – 0.5%
Anixter, Inc.
$1,142,000	5.125%	10/01/21	$ 1,204,810
CenturyLink, Inc.
277,000	5.625	04/01/20	293,010
899,000	5.625 (f)	04/01/25	850,380
CommScope Technologies Finance LLC(d)(f)
600,000	6.000	06/15/25	633,750
Frontier Communications Corp.
355,000	8.875 (f)	09/15/20	381,625
500,000	7.125	01/15/23	465,000
1,295,000	7.625	04/15/24	1,191,400
900,000	11.000 (f)	09/15/25	960,750
West Corp.(d)(f)
380,000	5.375	07/15/22	356,250

			6,336,975

TOTAL CORPORATE OBLIGATIONS (Cost $297,337,646)			$ 288,381,920

Asset-Backed Securities(d)(h) – 0.1%
Collateralized Loan Obligations – 0.1%
Jamestown CLO XI Ltd. Series 2015-6A, Class C
$425,000	3.868%	02/20/27	$ 391,790
Jamestown CLO XI Ltd. Series 2015-6A, Class D
370,000	5.368	02/20/27	301,962

TOTAL ASSET-BACKED SECURITIES (Cost $710,058)			$ 693,752

Foreign Debt Obligations(d) – 0.2%
Provincia de Buenos Aires
$855,000	9.125%	03/16/24	$ 940,248
Republic of Argentina
1,255,000	7.125	07/06/36	1,275,080
485,000	7.500	04/22/26	526,710

TOTAL FOREIGN DEBT OBLIGATIONS (Cost $2,608,546)			$ 2,742,038

Municipal Debt Obligations(f) – 0.2%
Puerto Rico – 0.1%
Puerto Rico Commonwealth GO Bonds (Unrefunded) (Balance-Public Improvement) Series A
$115,000	5.000%	07/01/33	$ 72,450
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2011 A
5,000	6.500	07/01/40	3,175
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2012 A
420,000	5.750	07/01/28	266,700
70,000	5.125	07/01/37	44,188
245,000	5.500	07/01/39	155,575
20,000	5.000	07/01/41	12,600
Puerto Rico Commonwealth GO Bonds Series 2007 A
5,000	5.250	07/01/29	3,163
5,000	5.250	07/01/33	3,163
85,000	5.250	07/01/37	53,762

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Debt Obligations(f) – (continued)
Puerto Rico Commonwealth GO Bonds Series 2014 A
$1,075,000	8.000%	07/01/35	$ 701,437

			1,316,213

Texas – 0.1%
Texas State Public Finance Authority RB (Taxable Windstrom Insurance) Series 2014
1,670,000	8.250	07/01/24	1,731,890

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $3,189,322)			$ 3,048,103

U.S. Treasury Obligation(c) – 1.4%
United States Treasury Notes
$18,000,000	0.500%	11/30/16	$ 18,008,458
(Cost $18,011,121)

Shares	Description	Expiration Date	Value
Right* – 0.0%
Hotels, Restaurants & Leisure – 0.0%
307,213	Caesars Entertainment Operating Co., Inc.	03/30/26	$ —
(Cost $—)

Warrants* – 0.0%
Semiconductors & Semiconductor Equipment – 0.0%
MModal, Inc. Warrant A
516		07/31/17	$ 5
MModal, Inc. Warrant B
681		07/31/17	7

TOTAL WARRANTS (Cost $10,283)			$ 12

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(k) – 42.7%
Repurchase Agreements – 42.7%
Joint Repurchase Agreement Account II
$545,600,000	0.345%	08/01/16	$ 545,600,000
(Cost $545,600,000)

TOTAL INVESTMENTS BEFORE SHORT POSITIONS – 89.3% (Cost $1,133,137,657)			$1,142,320,683

Shares	Description		Value
Common Stocks Sold Short – (0.6)%
Aerospace & Defense – (0.1)%
7,523	The Boeing Co.		$ (1,005,524)

Air Freight & Logistics – (0.0)%
2,629	United Parcel Service, Inc. Class B		(284,195)

Automobiles – (0.0)%
2,541	Ford Motor Co.		(32,169)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks Sold Short – (continued)
Chemicals – (0.0)%
2,178	The Dow Chemical Co.	$ (116,893)
Commercial Services & Supplies – (0.0)%
2,780	Pitney Bowes, Inc.	(53,682)
Diversified Telecommunication Services – (0.0)%
6,649	AT&T, Inc.	(287,835)
2,400	Verizon Communications, Inc.	(132,984)

		(420,819)

Electronic Equipment, Instruments & Components – (0.0)%
2,606	Amphenol Corp. Class A	(155,109)
1,311	Belden, Inc.	(95,978)

		(251,087)

Food & Staples Retailing – (0.1)%
8,520	Wal-Mart Stores, Inc.	(621,704)

Industrial Conglomerates – (0.0)%
2,768	General Electric Co.	(86,196)

Insurance – (0.0)%
1,800	CNA Financial Corp.	(57,294)

Internet & Catalog Retail – (0.0)%
1,644	Expedia, Inc.	(191,773)

Internet Software & Services – (0.3)%
131,300	Tencent Holdings Ltd.	(3,171,305)

Machinery – (0.1)%
11,171	Caterpillar, Inc.	(924,512)
2,988	Joy Global, Inc.	(82,558)

		(1,007,070)

Marine* – (0.0)%
900	Kirby Corp.	(49,041)

Media* – (0.0)%
22,184	Sirius XM Holdings, Inc.	(97,388)

Real Estate Investment Trusts – (0.0)%
8,408	DiamondRock Hospitality Co.	(82,566)
4,878	Host Hotels & Resorts, Inc.	(86,536)
6,374	LaSalle Hotel Properties	(175,604)
12,452	Sunstone Hotel Investors, Inc.	(165,612)

		(510,318)

Trading Companies & Distributors – (0.0)%
197	W.W. Grainger, Inc.	(43,114)

TOTAL COMMON STOCKS SOLD SHORT (Cost $(7,826,327))		$ (7,999,572)

Shares	Description	Value
Exchange Traded Funds Sold Short – (2.9)%
20,575	Consumer Discretionary Select Sector SPDR Fund	$ (1,679,537)
10,333	Health Care Select Sector SPDR Fund	(777,558)
32,679	Industrial Select Sector SPDR Fund	(1,896,689)
15,080	iShares Core Russell U.S. Growth ETF	(643,313)
15,217	iShares Russell 2000 ETF	(1,842,627)
3,800	iShares US Real Estate ETF	(324,406)
20,001	Materials Select Sector SPDR Fund	(974,449)
111,358	SPDR S&P 500 ETF Trust	(24,181,390)
34,033	SPDR S&P Regional Banking ETF	(1,364,723)
71,876	Technology Select Sector SPDR Fund	(3,339,359)

TOTAL EXCHANGE TRADED FUNDS SOLD SHORT (Cost $(36,130,009))		$ (37,024,051)

TOTAL SECURITIES SOLD SHORT – (3.5)% (Cost $(43,956,336))		$ (45,023,623)

OTHER ASSETS IN EXCESS OF LIABILITIES – 14.2%		181,596,533

NET ASSETS – 100.0%		$1,278,893,593

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The stated interest rate represents the weighted average interest rate of all contracts within the bank loan facility on July 31, 2016. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(b)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(c)	All or portion of security is pledged as collateral for short sales. Total market value of securities pledged as collateral on short sales amounts to $42,379,457, which represents approximately 3.3% of net assets as of July 31, 2016.

(d)	Exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $139,765,510, which represents approximately 10.9% of net assets as of July 31, 2016.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2016 (Unaudited)

(e)	A portion of this security is pledged as collateral for initial margin requirements on over the counter swap transactions. Total market value pledged as collateral amounts to $14,116,619, which represents approximately 1.1% of net assets as of July 31, 2016.

(f)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(g)	Pay-in-kind securities.

(h)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on July 31, 2016.

(i)	Security is currently in default and/or non-income producing.

(j)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on July 31, 2016.

(k)	Joint repurchase agreement was entered into on July 29, 2016. Additional information appears in the Notes to the Schedule of Investments section.

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CNY	— Chinese Yuan Renminbi
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
INR	— Indian Rupee
JPY	— Japanese Yen
MXN	— Mexican Peso
NZD	— New Zealand Dollar
RUB	— Russian Ruble
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
ADR	— American Depositary Receipt
CLO	— Collateralized Loan Obligation
ETF	— Exchange Traded Fund
GDR	— Global Depository Receipt
GO	— General Obligation
GP	— General Partnership
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company
RB	— Revenue Bond
SPA	— Stand-by Purchase Agreement
WR	— Withdrawn Rating

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At July 31, 2016, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

Barclays Bank PLC	USD	1,247,210	EUR	1,095,000	$1,226,542	09/15/16	$20,668
Citibank NA (London)	BRL	7,880,219	USD	2,369,278	2,404,265	08/31/16	34,987
Commonwealth Bank of Australia	BRL	5,131,645	USD	1,547,774	1,565,671	08/31/16	17,897
Deutsche Bank AG (London)	BRL	36,520,777	USD	11,082,014	11,142,536	08/31/16	60,522
HSBC Bank PLC	CNY	2,804,768	USD	422,214	422,564	08/31/16	350
JPMorgan Securities, Inc.	BRL	48,105,471	USD	14,438,283	14,677,041	08/31/16	238,759
Merrill Lynch & Co., Inc.	AUD	62,306,000	USD	46,566,454	47,265,869	09/23/16	699,411
	CAD	2,786,000	USD	2,126,341	2,134,407	09/23/16	8,066
	CHF	6,194,000	USD	6,370,259	6,410,309	09/23/16	40,048
	EUR	19,593,000	USD	21,770,999	21,955,171	09/23/16	184,173
	GBP	5,523,000	USD	7,271,288	7,316,293	09/23/16	45,004
	JPY	6,534,135,000	USD	61,867,369	64,171,194	09/23/16	2,303,825
	MXN	29,746,000	USD	1,564,657	1,577,379	09/23/16	12,722
	NZD	33,956,000	USD	24,110,270	24,462,710	09/23/16	352,440
	USD	457,534	AUD	601,000	455,924	09/23/16	1,610
	USD	41,728,929	CAD	54,170,000	41,500,664	09/23/16	228,265
	USD	29,091,024	CHF	27,934,000	28,909,514	09/23/16	181,512
	USD	47,275,415	EUR	41,796,000	46,835,012	09/23/16	440,404
	USD	56,144,388	GBP	39,223,000	51,958,528	09/23/16	4,185,860
	USD	10,883,073	JPY	1,104,182,000	10,844,079	09/23/16	38,993
	USD	15,420,930	MXN	284,438,000	15,083,261	09/23/16	337,670
	USD	730,108	NZD	1,005,000	724,026	09/23/16	6,082
Morgan Stanley & Co. International PLC	EUR	334,000	USD	371,135	375,169	11/17/16	4,035
Nomura Holdings, Inc.	BRL	10,070,881	USD	3,032,941	3,072,639	08/31/16	39,698
	CNY	10,313,666	USD	1,540,397	1,553,848	08/31/16	13,452
	INR	61,584,673	USD	914,805	918,968	08/31/16	4,162
Standard Chartered Bank	RUB	120,732,516	USD	1,807,373	1,815,090	08/31/16	7,716

TOTAL							$9,508,331

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

Deutsche Bank AG (London)	USD	975,729	INR	65,432,390	$976,384	08/31/16	$(655)
	USD	3,858,903	RUB	257,433,042	3,870,243	08/31/16	(11,340)
HSBC Bank PLC	USD	214,981	CNY	1,437,793	216,617	08/31/16	(1,636)
Merrill Lynch & Co., Inc.	AUD	8,935,000	USD	6,795,023	6,778,168	09/23/16	(16,855)
	CAD	53,309,000	USD	41,637,187	40,841,036	09/23/16	(796,153)
	CHF	1,526,000	USD	1,595,369	1,579,291	09/23/16	(16,078)
	EUR	22,933,000	USD	26,036,926	25,697,850	09/23/16	(339,076)
	GBP	33,387,000	USD	47,143,925	44,227,605	09/23/16	(2,916,321)
	JPY	591,386,000	USD	5,887,448	5,807,952	09/23/16	(79,496)
	MXN	58,017,000	USD	3,129,773	3,076,544	09/23/16	(53,229)
	NZD	1,288,000	USD	930,468	927,906	09/23/16	(2,562)
	USD	37,652,657	AUD	50,691,000	38,454,627	09/23/16	(801,970)
	USD	4,995,490	CAD	6,525,000	4,998,927	09/23/16	(3,436)
	USD	4,739,696	CHF	4,637,000	4,798,933	09/23/16	(59,236)
	USD	37,203,839	EUR	33,628,000	37,682,261	09/23/16	(478,422)
	USD	13,128,215	GBP	10,040,000	13,299,942	09/23/16	(171,728)
	USD	39,669,711	JPY	4,142,375,000	40,681,920	09/23/16	(1,012,207)
	USD	135,726	MXN	2,609,000	138,350	09/23/16	(2,624)
	USD	10,144,582	NZD	14,327,000	10,321,512	09/23/16	(176,930)
Morgan Stanley & Co. International PLC	USD	991,067	CHF	973,000	1,010,136	11/17/16	(19,068)
	USD	4,126,389	EUR	3,712,000	4,169,542	11/17/16	(43,153)
UBS AG (London)	USD	57,917,822	CNY	387,991,492	58,454,462	08/31/16	(536,640)

TOTAL							$(7,538,815)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At July 31, 2016, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Australian 10 year Government Bonds	266	September 2016	$27,763,753	$513,214
Brent Crude	51	August 2016	2,220,030	(197,173)
British Pound	(65)	September 2016	(5,381,594)	(61,166)
CAC40 Index	120	August 2016	5,956,036	55,893
Canada 10 Year Government Bonds	112	September 2016	12,736,767	151,543
Cocoa	133	September 2016	3,055,010	(292,956)
Coffee	55	September 2016	3,015,375	(52,770)
Copper	23	September 2016	2,829,719	(34,730)
Copper	(156)	September 2016	(8,663,850)	(9,523)
Corn	(127)	December 2016	(2,176,463)	(30,344)
Cotton No.2	48	December 2016	1,776,960	9,470
Crude Oil	(95)	August 2016	(3,952,000)	88,901
DAX Index	48	September 2016	13,853,368	149,679
DJIA E-Mini Index	266	September 2016	24,421,460	649,663
Euro FX	11	September 2016	1,540,206	(756)
Euro Stoxx 50 Index	95	September 2016	3,168,246	(2,385)
Eurodollars	325	December 2017	80,474,063	(86,262)
FTSE 100 Index	78	September 2016	6,892,090	34,686
Gasoline RBOB	(27)	August 2016	(1,496,200)	7,738
Gold 100 oz	161	December 2016	21,855,750	280,967
Hard Red Winter Wheat	(103)	December 2016	(2,245,400)	2,671
Japan 10 Year Government Bonds	24	September 2016	35,893,566	(136,418)
Japanese Yen	(58)	September 2016	(7,119,138)	(67,630)
Low Sulphur Gas Oil	59	September 2016	2,225,775	(222,161)
Nasdaq 100 E-Mini Index	228	September 2016	21,553,980	523,305
Natural Gas	(152)	August 2016	(4,371,520)	(259,702)
Nikkei 225 Index	(17)	September 2016	(2,767,384)	(148,615)
NY Harbor ULSD	32	August 2016	1,757,280	(143,773)
Primary Aluminum	158	September 2016	6,478,988	(60,783)
Russell 2000 Mini Index	167	September 2016	20,323,900	727,777
S&P 500 E-Mini Index	293	September 2016	31,764,130	749,125
Silver	68	September 2016	6,917,980	115,768
Soybean	115	November 2016	5,767,250	(199,849)
Soybean	(99)	December 2016	(1,832,490)	25,790
Soybean	80	December 2016	2,781,600	(82,491)
Sugar No.11	133	September 2016	2,837,688	(53,503)
Topix Index	(51)	September 2016	(6,640,221)	(385,520)
U.S. Dollar Index Future	103	September 2016	9,835,573	(189,564)
Wheat	(137)	December 2016	(2,984,888)	48,854
Zinc	107	September 2016	5,998,688	(4,946)
3 Month Euribor Interest Rate	531	December 2017	148,971,118	85,743
3 Month Sterling Interest Rate	797	December 2017	131,453,141	40,340
2 Year German Euro-Schatz	557	September 2016	69,757,796	(22,376)
5 Year German Euro-Bobl	557	September 2016	83,239,820	41,199
10 Year German Euro-Bund	(42)	September 2016	(7,879,690)	(51,457)
10 Year Mini Japanese Government Bonds	11	September 2016	1,647,062	(8,170)
10 Year U.K. Long Gilt	(2)	September 2016	(346,612)	(2,595)
2 Year U.S. Treasury Notes	23	September 2016	5,037,000	5,794
5 Year U.S. Treasury Notes	410	September 2016	50,026,406	118,876
10 Year U.S. Treasury Notes	339	September 2016	45,102,891	(140,474)
20 Year U.S. Treasury Bonds	114	September 2016	19,885,875	340,888

TOTAL				$1,819,792

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At July 31, 2016, the Fund had the following swap contracts:

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

						Market Value
Counterparty	Referenced Obligation	Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at July 31, 2016(a)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Purchased:
Bank of America Securities LLC	Macy’s, Inc., 7.450%, 07/15/17	$95	(1.000)%	06/20/21	2.170%	$6,384	$(1,397)
Barclays Bank PLC	BHP Billiton, Ltd., 6.500%, 04/01/19	625	(1.000)	12/20/20	1.198	27,195	(22,673)
	Nordstrom, Inc., 6.950%, 03/15/28	1,365	(1.000)	12/20/20	1.544	18,644	11,154
	Macy’s, Inc., 7.450%, 07/15/17	55	(1.000)	06/20/21	2.170	3,752	(865)
JPMorgan Securities, Inc	BHP Billiton, Ltd., 6.500%, 04/01/19	850	(1.000)	06/20/21	1.310	32,304	(21,009)
	Macy’s, Inc., 7.450%, 07/15/17	1,285	(1.000)	12/20/20	1.928	72,564	(24,220)
	Nordstrom, Inc., 6.950%, 03/15/28	555	(1.000)	12/20/20	1.544	12,250	(135)
		265	(1.000)	06/20/21	1.544	8,337	631
	Macy’s, Inc., 7.450%, 07/15/17	60	(1.000)	06/20/21	2.170	3,543	(394)
	Rio Tinto Ltd., 6.500%, 07/15/18	1,490	(1.000)	06/20/21	1.437	67,130	(38,598)

TOTAL						$252,103	$(97,506)

(a)	Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

					Market Value
Counterparty	Notional Amount (000s)	Reference Security	Termination Date	Financing Fee#	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Bank of America Securities LLC	$2,360	iBoxx USD Liquid High Yield Index	09/20/16	0.000	$1,839	$(109,466)
JPMorgan Securities, Inc.	4,640	iBoxx USD Liquid High Yield Index	09/20/16	0.000	3,696	(213,961)
Morgan Stanley & Co.
	523	Align Technology, Inc.	12/18/17	0.000	—	(120,616)
	579	Banco Santander SA	12/18/17	0.000	—	(7,736)
	502	C.H. Robinson Worldwide, Inc.	12/18/17	0.000	—	(1,351)
	879	Cardtronics, Inc.	12/18/17	0.000	—	(217,964)
	854	CGI Group Inc. - Class A	12/18/17	0.000	—	(124,792)
	563	Cimpress NV	12/18/17	0.000	—	(111,468)
	465	Core Laboratories NV	12/18/17	0.000	—	107
	453	Cracker Barrel Old Country	12/18/17	0.000	—	(37,781)
	379	Credit Acceptance Corp.	12/18/17	0.000	—	5,805
	1,355	Dean Foods Co.	12/18/17	0.000	—	(13,462)
	764	Deere & Co.	12/18/17	0.000	—	40,548
	554	Dollarama, Inc.	12/18/17	0.000	—	(109,438)
	516	Edgewell Personal Care Co.	12/18/17	0.000	—	(2,152)
	223	Generac Holdings, Inc.	12/18/17	0.000	—	(62,078)
	1,175	Healthcare Services Group	12/18/17	0.000	—	(174,976)
	496	Hormel Foods, Corp.	12/18/17	0.000	—	19,711
	877	Idexx Laboratories, Inc.	12/15/17	0.000	—	(89,255)
	415	Investors Real Estate Trust	12/18/17	0.000	—	(33,324)
	644	iShares China Large Cap ETF	12/18/17	0.000	—	(100,433)
	1,201	ishares MSCI Eurozone ETF	12/18/17	0.000	—	(91,431)
	1,904	iShares Russell 2000	12/18/17	0.000	—	(121,319)
	689	Lincoln Electric Holdings	12/18/17	0.000	—	(162,183)
	604	Now, Inc.	12/18/17	0.000	—	(110,953)
	979	Petmed Express, Inc.	12/18/17	0.000	—	(212,181)
	760	Ritchie Bros Auctioneers	12/18/17	0.000	—	(248,106)
	1,606	Sirius Xm Radio, Inc.	12/18/17	0.000	—	(255,117)
	858	Smith (A.O.) Corp.	12/18/17	0.000	—	(207,151)
	1,190	SPDR S&P Regional Banking	12/18/17	0.000	—	(82,476)
	249	Transocean, Ltd.	12/18/17	0.000	—	(16,365)
	132	Trupanion, Inc.	12/18/17	0.000	—	(394)
	624	United Parcel Service - Class B	12/18/17	0.000	—	(51,112)
	723	Western Union Co.	12/18/17	0.000	—	(28,551)
	470	World Wrestling Entertainment - Class A	12/18/17	0.000	—	(61,724)
Morgan Stanley Capital Services, Inc.	589	Cullen/Frost Bankers, Inc.	12/18/17	0.000	—	(41,965)

TOTAL					$5,535	$(3,155,110)

#	The Fund receives annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN BASKET SWAPS

					Market Value
Counterparty	Notional Amount (000s)	Reference Security	Termination Date	Financing Fee#	Upfront Payments Made (Received)	Unrealized Gain (Loss)

JPMorgan Securities, Inc.
	$70	3i Group PLC	07/16/18	0.000	$539,203	$34,575
	1	3M Co	07/06/18	0.000	261,753	(1,169)
	5	ABB Ltd	07/26/18	0.000	105,918	2,235
	4	AbbVie Inc	07/06/18	0.000	265,537	(2,959)
	80	Aberdeen Asset Management PLC	07/16/18	0.000	310,553	26,172
	27	Abertis Infraestructuras SA	07/02/18	0.000	412,844	(8,255)
	6	ABIOMED Inc	06/29/18	0.000	687,012	1,225
	24	Acadia Healthcare Co Inc	07/02/18	0.000	1,304,338	(11,434)
	5	ACADIA Pharmaceuticals Inc	06/29/18	0.000	164,453	(11,191)
	1	Accenture PLC	07/16/18	0.000	116,267	3,683
	3	Ackermans & van Haaren NV	07/16/18	0.000	299,137	(18,621)
	6	Acom Co Ltd	07/27/18	0.000	28,996	(169)
	54	ACS Actividades de Construccion y Servicios SA	07/27/18	0.000	1,536,100	6,507
	38	Activision Blizzard Inc	06/29/18	0.000	1,591,688	75,848
	3	Acuity Brands Inc	07/02/18	0.000	757,310	15,158
	20	Adecco Group AG	06/29/18	0.000	1,063,965	(27,008)
	46	Admiral Group PLC	06/29/18	0.000	1,254,807	(74,453)
	27	Advanced Micro Devices Inc	06/29/18	0.000	137,233	(45,922)
	2	Aeroports de Paris	07/26/18	0.000	244,221	(8,297)
	1	Affiliated Managers Group Inc	07/26/18	0.000	93,491	(302)
	26	AGCO Corp	06/29/18	0.000	1,287,660	(24,134)
	66	Aggreko PLC	06/29/18	0.000	1,096,524	37,871
	11	Agilent Technologies Inc	06/29/18	0.000	522,958	(17,221)
	8	AGL Energy Ltd	06/29/18	0.000	122,113	4,507
	9	Agrium Inc	06/29/18	0.000	845,609	(9,598)
	3	Air Water Inc	07/27/18	0.000	47,719	(3,859)
	12	Akamai Technologies Inc	06/29/18	0.000	693,183	(69,491)
	35	Akorn Inc	06/29/18	0.000	1,102,870	95,728
	20	Akzo Nobel NV	06/29/18	0.000	1,279,224	20,163
	2	Alexion Pharmaceuticals Inc	07/06/18	0.000	238,666	(6,188)
	9	Alfresa Holdings Corp	07/27/18	0.000	193,819	5,352
	12	Align Technology Inc	06/29/18	0.000	1,028,386	58,264
	17	Allegion PLC	06/29/18	0.000	1,231,089	(25,384)
	2	ALLETE Inc	07/16/18	0.000	153,508	434
	3	Alnylam Pharmaceuticals Inc	06/29/18	0.000	161,408	(10,290)
	53	AltaGas Ltd	06/29/18	0.000	1,298,280	(50,942)
	4	Altria Group Inc	06/29/18	0.000	256,610	(4,359)
	618	Alumina Ltd	07/16/18	0.000	666,796	44,528
	25	Amada Holdings Co Ltd	07/02/18	0.000	253,668	21,251
	1	Amazon.com Inc	07/06/18	0.000	166,103	(2,353)
	80	Amcor Ltd/Australia	07/26/18	0.000	912,206	2,595
	2	Amer Sports Oyj	07/26/18	0.000	49,702	2,662
	24	American Airlines Group Inc	07/16/18	0.000	827,948	(18,123)
	89	American Eagle Outfitters Inc	07/26/18	0.000	1,535,800	71,283
	1	American Financial Group Inc/OH	07/26/18	0.000	25,547	404
	3	AmerisourceBergen Corp	06/29/18	0.000	272,996	3,275
	6	AMETEK Inc	06/29/18	0.000	261,193	(1,846)
	2	Amgen Inc	07/06/18	0.000	270,311	(16,807)
	3	Amphenol Corp	06/29/18	0.000	173,823	(5,452)
	4	AmTrust Financial Services Inc	07/26/18	0.000	90,395	2,458
	229	ANA Holdings Inc	07/27/18	0.000	632,937	24,668
	16	Analog Devices Inc	07/16/18	0.000	936,133	(60,955)
	10	ANDRITZ AG	06/29/18	0.000	466,170	20,500

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN BASKET SWAPS (continued)

					Market Value
Counterparty	Notional Amount (000s)	Reference Security	Termination Date	Financing Fee#	Upfront Payments Made (Received)	Unrealized Gain (Loss)

JPMorgan Securities, Inc. (continued)
	$14	Anglo American PLC	06/29/18	0.000	$149,479	$(4,021)
	25	Antero Resources Corp	06/29/18	0.000	690,919	(38,841)
	168	Antofagasta PLC	06/29/18	0.000	1,108,563	(8,931)
	203	Aozora Bank Ltd	07/17/18	0.000	711,244	(39,471)
	1	AP Moeller - Maersk A/S	06/29/18	0.000	62,015	3,150
	8	Aqua America Inc	07/16/18	0.000	277,991	(6,404)
	154	ArcelorMittal	07/16/18	0.000	864,791	(126,155)
	5	Arista Networks Inc	07/16/18	0.000	327,881	(5,520)
	103	Aristocrat Leisure Ltd	06/29/18	0.000	1,091,612	152,207
	10	Arkema SA	06/29/18	0.000	786,716	39,025
	44	ARRIS International PLC	07/02/18	0.000	1,083,459	(108,591)
	15	Arrow Electronics Inc	06/29/18	0.000	986,025	27,615
	13	Arthur J Gallagher & Co	07/26/18	0.000	613,269	(7,361)
	4	Aryzta AG	07/26/18	0.000	159,544	1,840
	169	Asahi Glass Co Ltd	07/02/18	0.000	897,396	87,070
	6	Ashmore Group PLC	07/26/18	0.000	24,824	(390)
	50	Asics Corp	07/02/18	0.000	857,453	(61,691)
	10	ASOS PLC	07/16/18	0.000	586,772	3,163
	56	Assa Abloy AB	06/29/18	0.000	1,174,722	(53,876)
	6	Associated British Foods PLC	07/16/18	0.000	236,430	(8,233)
	99	Astellas Pharma Inc	07/27/18	0.000	1,553,893	110,747
	17	ASX Ltd	06/29/18	0.000	623,089	(21,079)
	6	AT&T Inc	06/29/18	0.000	255,351	5,298
	8	athenahealth Inc	07/26/18	0.000	1,081,278	(77,999)
	10	Atlas Copco AB	06/29/18	0.000	273,441	10,778
	2	Atlassian Corp PLC	06/29/18	0.000	52,225	5,108
	5	Atos SE	06/29/18	0.000	416,169	63,330
	3	Automatic Data Processing Inc	07/26/18	0.000	279,983	16,780
	1	AutoNation Inc	06/29/18	0.000	47,379	(2,290)
	2	Avery Dennison Corp	07/26/18	0.000	111,982	8,359
	5	Avis Budget Group Inc	07/16/18	0.000	162,976	(5,504)
	202	Aviva PLC	06/29/18	0.000	1,014,241	33,711
	1	Avnet Inc	07/26/18	0.000	25,641	211
	15	B&G Foods Inc	07/16/18	0.000	735,657	(60,996)
	42	B&M European Value Retail SA	07/26/18	0.000	143,957	(338)
	102	Banco de Sabadell SA	07/02/18	0.000	136,195	3,099
	56	Banco Santander SA	07/02/18	0.000	233,707	(1,951)
	330	Bank Leumi Le-Israel BM	06/29/18	0.000	1,196,005	(10,384)
	8	Bank of Montreal	07/05/18	0.000	482,605	(1,221)
	30	Bank of New York Mellon Corp/The	06/29/18	0.000	1,169,839	17,204
	20	Bank of the Ozarks Inc	07/16/18	0.000	787,427	82,815
	85	BBA Aviation PLC	06/29/18	0.000	248,727	(19,307)
	32	BCE Inc	06/29/18	0.000	1,543,069	(3,740)
	23	Bed Bath & Beyond Inc	06/29/18	0.000	1,039,058	(19,951)
	4	Belden Inc	07/26/18	0.000	319,299	6,046
	2	Bemis Co Inc	07/16/18	0.000	112,493	(1,992)
	18	Bendigo & Adelaide Bank Ltd	07/26/18	0.000	131,923	4,856
	3	Berkeley Group Holdings PLC	07/26/18	0.000	117,178	(4,044)
	2	Berkshire Hathaway Inc	07/06/18	0.000	255,053	(705)
	48	Best Buy Co Inc	06/29/18	0.000	1,544,875	86,304
	18	BHP Billiton Ltd	07/16/18	0.000	279,780	14,375
	3	Bio-Techne Corp	06/29/18	0.000	426,309	(8,219)
	1	Biogen Inc	06/29/18	0.000	276,669	39,934
	2	BioMarin Pharmaceutical Inc	06/29/18	0.000	211,352	(28,847)
	11	Black Hills Corp	07/16/18	0.000	673,812	(13,748)
	8	Blackbaud Inc	06/29/18	0.000	588,887	31,358
	226	BLACKBERRY LTD	07/02/18	0.000	1,538,678	(184,348)
	39	Blue Buffalo Pet Products Inc	06/29/18	0.000	1,027,294	(16,144)
	93	BlueScope Steel Ltd	07/16/18	0.000	521,137	72,975
	20	BOK Financial Corp	06/29/18	0.000	1,261,329	(14,766)
	36	Boliden AB	06/29/18	0.000	754,697	34,369
	897	Bombardier Inc	07/05/18	0.000	1,428,487	79,837

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN BASKET SWAPS (continued)

					Market Value
Counterparty	Notional Amount (000s)	Reference Security	Termination Date	Financing Fee#	Upfront Payments Made (Received)	Unrealized Gain (Loss)

JPMorgan Securities, Inc. (continued)
	$217	Booker Group PLC	07/26/18	0.000	$488,583	$(12,101)
	127	Boral Ltd	06/29/18	0.000	629,670	33,889
	10	Boskalis Westminster	06/29/18	0.000	363,288	17,104
	10	bpost SA	06/29/18	0.000	262,120	8,212
	23	Brambles Ltd	07/26/18	0.000	230,532	5,183
	3	Brembo SpA	07/05/18	0.000	146,422	13,965
	8	Bright Horizons Family Solutions Inc	07/26/18	0.000	523,929	2,527
	17	Bristol-Myers Squibb Co	06/29/18	0.000	1,284,584	17,826
	2	British American Tobacco PLC	07/27/18	0.000	125,013	(1,816)
	10	Broadcom Ltd	06/29/18	0.000	1,523,569	(25,446)
	135	Brocade Communications Systems Inc	06/29/18	0.000	1,276,570	(23,972)
	22	Brookfield Asset Management Inc	07/16/18	0.000	770,923	3,331
	63	Bruker Corp	07/16/18	0.000	1,562,842	14,145
	137	BTG PLC	06/29/18	0.000	1,246,852	(35,862)
	1	Bunge Ltd	06/29/18	0.000	53,386	4,751
	41	Bunzl PLC	07/16/18	0.000	1,267,210	(26,757)
	63	Burberry Group PLC	07/16/18	0.000	1,059,333	38,631
	22	Buzzi Unicem SpA	06/29/18	0.000	399,896	32,526
	21	BWX Technologies Inc	07/26/18	0.000	743,074	22,058
	17	Cabela’s Inc	06/29/18	0.000	935,176	32,012
	1	Cable One Inc	07/16/18	0.000	584,106	(10,457)
	40	Cadence Design Systems Inc	06/29/18	0.000	1,031,769	(61,713)
	98	CaixaBank SA	07/02/18	0.000	232,091	(14,900)
	8	Calbee Inc	07/27/18	0.000	329,019	(5,430)
	11	Caltex Australia Ltd	07/05/18	0.000	257,116	9,106
	94	Cameco Corp	07/16/18	0.000	1,017,467	114,042
	4	Campbell Soup Co	06/29/18	0.000	266,279	(16,825)
	13	Canadian Imperial Bank of Commerce/Canada	06/29/18	0.000	1,014,599	4,646
	4	Canadian National Railway Co	07/26/18	0.000	219,833	(2,317)
	31	Canadian Natural Resources Ltd	07/16/18	0.000	973,762	(42,910)
	6	Canadian Pacific Railway Ltd	07/16/18	0.000	938,036	(81,977)
	5	Canon Inc	07/06/18	0.000	140,221	107
	81	Capita PLC	07/16/18	0.000	1,035,382	(989)
	11	Capital One Financial Corp	06/29/18	0.000	773,761	(8,781)
	27	CarMax Inc	06/29/18	0.000	1,551,597	(72,751)
	6	Casey’s General Stores Inc	07/16/18	0.000	734,101	10,652
	6	Casino Guichard Perrachon SA	07/26/18	0.000	349,950	12,684
	42	Catalent Inc	07/26/18	0.000	1,018,533	33,995
	5	CBOE Holdings Inc	07/26/18	0.000	323,092	5,703
	9	CDW Corp/DE	07/16/18	0.000	379,414	(17,860)
	3	Celgene Corp	06/29/18	0.000	262,248	(22,266)
	81	Cenovus Energy Inc	07/16/18	0.000	1,160,537	3,243
	16	CenterPoint Energy Inc	06/29/18	0.000	379,627	3,524
	7	Central Japan Railway Co	07/02/18	0.000	1,329,908	39,132
	477	Centrica PLC	06/29/18	0.000	1,478,665	47,206
	51	CenturyLink Inc	06/29/18	0.000	1,563,622	37,303
	38	CF Industries Holdings Inc	07/02/18	0.000	1,002,584	55,218
	29	CGI Group Inc	06/29/18	0.000	1,263,910	121,478
	18	Charles River Laboratories International Inc	06/29/18	0.000	1,547,828	33,770
	6	Charter Communications Inc	06/29/18	0.000	1,571,340	25,425
	26	Cheniere Energy Inc	06/29/18	0.000	1,042,037	(62,401)
	135	Chesapeake Energy Corp	07/26/18	0.000	671,708	61,336
	2	Chevron Corp	07/06/18	0.000	258,728	(10,419)
	28	Chicago Bridge & Iron Co NV	07/02/18	0.000	1,072,480	124,685
	3	Chipotle Mexican Grill Inc	07/26/18	0.000	1,141,704	(18,333)
	1	Chocoladefabriken Lindt & Spruengli AG	06/29/18	0.000	1,280,447	(11,188)
	20	Chr Hansen Holding A/S	06/29/18	0.000	1,264,047	(8,975)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN BASKET SWAPS (continued)

					Market Value
Counterparty	Notional Amount (000s)	Reference Security	Termination Date	Financing Fee#	Upfront Payments Made (Received)	Unrealized Gain (Loss)

JPMorgan Securities, Inc. (continued)
	$4	Christian Dior SE	07/26/18	0.000	$723,664	$51,937
	51	Chubu Electric Power Co Inc	07/27/18	0.000	743,650	4,582
	101	Chugoku Electric Power Co Inc/The	07/02/18	0.000	1,279,635	4,109
	22	Cie Financiere Richemont SA	06/29/18	0.000	1,287,243	(51,629)
	10	Cimarex Energy Co	07/26/18	0.000	1,151,138	20,017
	5	CIMIC Group Ltd	06/29/18	0.000	115,539	(9,620)
	1	Cintas Corp	07/06/18	0.000	34,905	3,498
	22	CIT Group Inc	07/02/18	0.000	764,409	(13,709)
	55	Citizens Financial Group Inc	06/29/18	0.000	1,140,330	76,900
	18	Citrix Systems Inc	06/29/18	0.000	1,520,479	85,110
	2	Clorox Co/The	07/06/18	0.000	252,416	(9,543)
	26	CLP Holdings Ltd	06/29/18	0.000	260,335	5,182
	58	CNH Industrial NV	07/16/18	0.000	390,364	46
	71	Coca-Cola Amatil Ltd	07/16/18	0.000	480,027	16,767
	20	Coca-Cola Co/The	07/26/18	0.000	898,572	(35,701)
	34	Coca-Cola European Partners PLC	07/26/18	0.000	1,293,118	22,331
	59	Coca-Cola HBC AG	06/29/18	0.000	1,217,099	15,296
	47	Coca-Cola West Co Ltd	07/02/18	0.000	1,320,779	(9,108)
	6	Cochlear Ltd	07/16/18	0.000	604,584	33,290
	17	Colfax Corp	06/29/18	0.000	493,719	13,474
	3	Colgate-Palmolive Co	07/06/18	0.000	257,864	1,674
	6	Coloplast A/S	06/29/18	0.000	478,421	6,737
	20	Colruyt SA	07/16/18	0.000	1,123,846	27,972
	4	Comcast Corp	06/29/18	0.000	272,293	405
	45	CommScope Holding Co Inc	06/29/18	0.000	1,464,707	102,790
	10	Concho Resources Inc	07/26/18	0.000	1,194,527	(25,489)
	15	ConocoPhillips	07/02/18	0.000	660,986	44,971
	2	Constellation Software Inc/Canada	06/29/18	0.000	938,184	40,017
	23	Continental Resources Inc/OK	07/02/18	0.000	1,049,726	36,752
	1	Cooper Cos Inc/The	06/29/18	0.000	170,684	(3,757)
	12	Core Laboratories NV	06/29/18	0.000	1,444,486	43,990
	31	CoreLogic Inc/United States	06/29/18	0.000	1,267,024	(2,151)
	1	CoStar Group Inc	06/29/18	0.000	260,979	16,697
	1	Costco Wholesale Corp	06/29/18	0.000	35,085	198
	10	Coty Inc	06/29/18	0.000	268,335	3,450
	3	Credit Acceptance Corp	06/29/18	0.000	588,548	38,950
	85	Credit Suisse Group AG	07/16/18	0.000	942,840	(36,542)
	20	Crescent Point Energy Corp	06/29/18	0.000	317,287	(24,507)
	18	Croda International PLC	07/16/18	0.000	758,606	(14,126)
	129	Crown Resorts Ltd	06/29/18	0.000	1,235,814	(47,310)
	3	CSL Ltd	07/05/18	0.000	253,949	15,468
	50	CSRA Inc	07/02/18	0.000	1,262,540	(87,121)
	2	Cummins Inc	07/16/18	0.000	281,031	8,952
	13	Curtiss-Wright Corp	06/29/18	0.000	1,125,578	41,882
	11	CyberAgent Inc	07/02/18	0.000	664,629	(58,032)
	17	Cypress Semiconductor Corp	07/27/18	0.000	192,764	(5,326)
	12	Darden Restaurants Inc	06/29/18	0.000	757,619	(14,959)
	17	Davide Campari-Milano SpA	06/29/18	0.000	162,430	(11,415)
	1	DaVita HealthCare Partners Inc	07/26/18	0.000	97,054	(52)
	1	DCC PLC	07/26/18	0.000	37,671	(568)
	10	DeNA Co Ltd	07/06/18	0.000	255,315	4,687
	3	DexCom Inc	07/27/18	0.000	245,653	12,867
	15	Diamond Offshore Drilling Inc	06/29/18	0.000	387,420	(50,301)
	6	Diamondback Energy Inc	07/26/18	0.000	491,964	4,642
	13	DiaSorin SpA	06/29/18	0.000	803,450	10,778
	14	Dick’s Sporting Goods Inc	06/29/18	0.000	662,902	34,539
	154	Direct Line Insurance Group PLC	07/16/18	0.000	702,745	15,010
	219	Distribuidora Internacional de Alimentacion SA	07/02/18	0.000	1,365,012	(4,609)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN BASKET SWAPS (continued)

					Market Value
Counterparty	Notional Amount (000s)	Reference Security	Termination Date	Financing Fee#	Upfront Payments Made (Received)	Unrealized Gain (Loss)

JPMorgan Securities, Inc. (continued)
	$3	DKSH Holding AG	07/26/18	0.000	$212,720	$(7,001)
	13	Dolby Laboratories Inc	06/29/18	0.000	636,414	17,415
	15	Dollarama Inc	07/05/18	0.000	1,010,227	55,819
	24	Domino’s Pizza Enterprises Ltd	06/29/18	0.000	1,246,287	(104,818)
	8	Domino’s Pizza Inc	07/16/18	0.000	1,042,928	(69,924)
	13	DS Smith PLC	07/16/18	0.000	69,606	(530)
	20	DSV A/S	06/29/18	0.000	847,164	(50,060)
	3	Dun & Bradstreet Corp/The	07/26/18	0.000	329,908	(2,130)
	27	Dunkin’ Brands Group Inc	06/29/18	0.000	1,264,833	30,634
	3	Dycom Industries Inc	07/16/18	0.000	254,721	5,018
	47	E*TRADE Financial Corp	06/29/18	0.000	1,174,537	(492)
	2	East Japan Railway Co	07/02/18	0.000	148,237	(157)
	55	easyJet PLC	07/16/18	0.000	760,129	3,589
	6	EchoStar Corp	07/26/18	0.000	241,567	351
	21	Edenred	06/29/18	0.000	465,799	(12,397)
	108	EDP - Energias de Portugal SA	07/16/18	0.000	347,493	22,134
	3	Edwards Lifesciences Corp	06/29/18	0.000	276,621	21,475
	6	Electric Power Development Co Ltd	07/02/18	0.000	141,350	4,853
	45	Electrolux AB	07/26/18	0.000	1,171,388	51,882
	1	Electronic Arts Inc	06/29/18	0.000	84,996	(3,410)
	163	Elekta AB	07/16/18	0.000	1,286,045	(15,855)
	136	Element Financial Corp	07/16/18	0.000	1,517,781	51,328
	11	Eli Lilly & Co	07/26/18	0.000	910,974	(30,740)
	7	Elisa OYJ	06/29/18	0.000	255,403	(16,997)
	6	EMCOR Group Inc	07/16/18	0.000	293,832	23,101
	65	Empire Co Ltd	07/16/18	0.000	1,005,724	(26,261)
	2	EMS-Chemie Holding AG	06/29/18	0.000	1,193,749	(31,432)
	4	Enagas SA	07/02/18	0.000	109,121	(2,155)
	19	Encana Corp	07/06/18	0.000	155,538	943
	16	Endo International PLC	06/29/18	0.000	281,753	(14)
	51	Enel SpA	07/26/18	0.000	225,153	9,386
	26	Energizer Holdings Inc	07/26/18	0.000	1,277,436	54,357
	16	EOG Resources Inc	06/29/18	0.000	1,304,844	29,099
	18	EPAM Systems Inc	07/02/18	0.000	1,295,807	(30,535)
	4	Equifax Inc	06/29/18	0.000	502,438	7,700
	33	Erste Group Bank AG	06/29/18	0.000	786,907	96,211
	15	Eurazeo SA	07/16/18	0.000	911,965	22,313
	1	Eurofins Scientific SE	06/29/18	0.000	17,743	(113)
	6	Expedia Inc	07/26/18	0.000	770,248	(9,090)
	3	Exxon Mobil Corp	07/06/18	0.000	257,315	(16,260)
	13	F5 Networks Inc	06/29/18	0.000	1,521,442	53,397
	1	Facebook Inc	07/06/18	0.000	149,653	(7,627)
	2	Fairfax Financial Holdings Ltd	07/16/18	0.000	1,056,728	(16,865)
	8	FANUC Corp	07/02/18	0.000	1,403,834	(49,989)
	1	Fast Retailing Co Ltd	07/02/18	0.000	134,906	(28,191)
	86	Federal National Mortgage Association	06/29/18	0.000	171,568	2,574
	5	Federated Investors Inc	07/27/18	0.000	157,455	1,027
	16	Ferrari NV	06/29/18	0.000	688,413	(25,205)
	74	Ferrovial SA	07/02/18	0.000	1,472,798	(54,297)
	153	FinecoBank Banca Fineco SpA	06/29/18	0.000	951,154	44,239
	5	Fingerprint Cards AB	06/29/18	0.000	59,659	27
	68	First Data Corp	07/02/18	0.000	792,007	(58,287)
	18	First Quantum Minerals Ltd	07/06/18	0.000	145,547	(6,827)
	10	FirstEnergy Corp	06/29/18	0.000	373,191	(13,096)
	19	Fisher & Paykel Healthcare Corp Ltd	06/29/18	0.000	143,007	3,455
	5	FleetCor Technologies Inc	06/29/18	0.000	780,912	(8,430)
	43	Fletcher Building Ltd	06/29/18	0.000	275,896	22,286
	1	Flughafen Zuerich AG	07/26/18	0.000	292,301	10,956
	3	Fluor Corp	07/26/18	0.000	172,000	(976)
	20	FMC Corp	07/02/18	0.000	938,425	10,540

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN BASKET SWAPS (continued)

					Market Value
Counterparty	Notional Amount (000s)	Reference Security	Termination Date	Financing Fee#	Upfront Payments Made (Received)	Unrealized Gain (Loss)

JPMorgan Securities, Inc. (continued)
	$2	Foot Locker Inc	07/06/18	0.000	$114,230	$2,446
	114	Fortescue Metals Group Ltd	06/29/18	0.000	380,475	2,645
	14	Fortinet Inc	07/26/18	0.000	478,381	(6)
	5	Fortive Corp	07/05/18	0.000	250,809	(8,602)
	29	Fortum OYJ	07/26/18	0.000	477,727	(1,207)
	3	Franco-Nevada Corp	07/06/18	0.000	211,963	(4,192)
	23	Frank’s International NV	07/26/18	0.000	348,336	(39,013)
	64	Freeport-McMoRan Inc	06/29/18	0.000	822,050	(6,548)
	51	Frontier Communications Corp	06/29/18	0.000	258,728	(8,214)
	115	Fuji Electric Co Ltd	07/17/18	0.000	493,327	19,479
	268	Fujitsu Ltd	07/02/18	0.000	1,005,582	126,720
	16	G4S PLC	07/16/18	0.000	38,855	(1,599)
	1	Galenica AG	07/16/18	0.000	768,057	(45,050)
	11	Gap Inc/The	06/29/18	0.000	259,407	26,862
	35	Gas Natural SDG SA	07/27/18	0.000	698,102	25,768
	1	Geberit AG	06/29/18	0.000	295,137	(7,871)
	8	General Electric Co	07/06/18	0.000	264,597	(9,186)
	4	General Mills Inc	07/06/18	0.000	263,683	1,735
	21	General Motors Co	07/16/18	0.000	649,546	19,953
	14	Gentex Corp	07/26/18	0.000	232,669	18,704
	1	Georg Fischer AG	06/29/18	0.000	533,749	16,726
	9	George Weston Ltd	07/16/18	0.000	773,304	9,218
	38	Getinge AB	06/29/18	0.000	787,316	21,110
	25	Gildan Activewear Inc	07/16/18	0.000	773,081	38,639
	3	Gilead Sciences Inc	06/29/18	0.000	263,875	21,809
	53	Gjensidige Forsikring ASA	06/29/18	0.000	885,260	(17,899)
	47	GlaxoSmithKline PLC	07/16/18	0.000	1,018,847	(30,463)
	76	Glencore PLC	07/05/18	0.000	188,881	(554)
	2	Global Payments Inc	06/29/18	0.000	162,121	(1,676)
	20	GoDaddy Inc	07/26/18	0.000	589,938	7,206
	48	Goodyear Tire & Rubber Co/The	06/29/18	0.000	1,303,903	76,471
	2	Great-West Lifeco Inc	06/29/18	0.000	57,500	292
	8	Groupe Bruxelles Lambert SA	07/26/18	0.000	686,156	16,748
	61	Groupe Eurotunnel SE	07/16/18	0.000	625,066	(9,137)
	12	Guidewire Software Inc	06/29/18	0.000	754,317	27,434
	230	GungHo Online Entertainment Inc	07/17/18	0.000	669,892	(149,260)
	5	H Lundbeck A/S	06/29/18	0.000	196,721	4,910
	5	H&R Block Inc	06/29/18	0.000	128,226	(978)
	14	Hakuhodo DY Holdings Inc	07/17/18	0.000	167,593	2,423
	71	Halma PLC	06/29/18	0.000	969,016	(22,307)
	44	Hamamatsu Photonics KK	07/02/18	0.000	1,259,408	(35,172)
	47	Hanesbrands Inc	06/29/18	0.000	1,278,016	12,945
	47	Hargreaves Lansdown PLC	07/26/18	0.000	775,963	(30,447)
	6	Harley-Davidson Inc	07/26/18	0.000	290,024	(15,801)
	17	Hartford Financial Services Group Inc/The	06/29/18	0.000	752,777	(68,512)
	133	Harvey Norman Holdings Ltd	07/16/18	0.000	439,944	(48,498)
	3	Hasbro Inc	06/29/18	0.000	259,267	(15,090)
	378	Healthscope Ltd	06/29/18	0.000	821,827	(28,758)
	19	HealthSouth Corp	06/29/18	0.000	757,920	52,926
	8	Heineken Holding NV	07/16/18	0.000	678,829	20,599
	17	Heineken NV	06/29/18	0.000	1,550,222	42,256
	4	Helmerich & Payne Inc	07/02/18	0.000	250,684	28,025
	1	Helvetia Holding AG	06/29/18	0.000	285,217	2,526
	9	Hennes & Mauritz AB	07/16/18	0.000	277,193	(2,560)
	2	Henry Schein Inc	07/26/18	0.000	383,055	(2,794)
	21	Herbalife Ltd	06/29/18	0.000	1,333,875	115,078
	13	Hexagon AB	07/26/18	0.000	479,084	20,281
	14	Hexcel Corp	07/16/18	0.000	606,220	(13,788)
	11	Hilton Worldwide Holdings Inc	06/29/18	0.000	271,862	6,522
	26	Hino Motors Ltd	07/02/18	0.000	255,630	18,519
	2	Hirose Electric Co Ltd	07/27/18	0.000	241,918	(8,460)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN BASKET SWAPS (continued)

					Market Value
Counterparty	Notional Amount (000s)	Reference Security	Termination Date	Financing Fee#	Upfront Payments Made (Received)	Unrealized Gain (Loss)

JPMorgan Securities, Inc. (continued)
	$20	Hisamitsu Pharmaceutical Co Inc	07/02/18	0.000	$1,140,065	$(9,967)
	46	Hitachi Chemical Co Ltd	07/02/18	0.000	871,124	91,733
	16	Hitachi Construction Machinery Co Ltd	07/02/18	0.000	231,859	27,916
	88	Hitachi Ltd	07/02/18	0.000	374,001	35,151
	21	HollyFrontier Corp	06/29/18	0.000	492,938	(42,153)
	21	Horizon Pharma Plc	07/16/18	0.000	393,158	8,325
	25	Hormel Foods Corp	07/26/18	0.000	927,909	(16,000)
	9	Hoshizaki Electric Co Ltd	07/02/18	0.000	817,475	(12,744)
	21	Hoya Corp	07/02/18	0.000	760,337	(128)
	10	Huntington Ingalls Industries Inc	06/29/18	0.000	1,563,733	8,816
	29	Huntsman Corp	06/29/18	0.000	446,189	(2,456)
	41	Husqvarna AB	07/26/18	0.000	339,919	12,200
	6	ICA Gruppen AB	06/29/18	0.000	202,446	1,479
	39	ICAP PLC	07/26/18	0.000	235,979	3,973
	3	IDEXX Laboratories Inc	07/06/18	0.000	259,105	(1,183)
	4	IG Group Holdings PLC	07/16/18	0.000	41,989	(3,578)
	1	Iliad SA	06/29/18	0.000	248,111	(1,120)
	2	Illinois Tool Works Inc	07/06/18	0.000	270,759	13,240
	4	Illumina Inc	07/16/18	0.000	624,660	(5,692)
	59	IMI PLC	07/16/18	0.000	778,625	64,264
	124	Inchcape PLC	07/16/18	0.000	1,143,522	(29,642)
	412	Incitec Pivot Ltd	06/29/18	0.000	898,786	936
	3	Incyte Corp	06/29/18	0.000	235,792	14,541
	5	Industria de Diseno Textil SA	07/27/18	0.000	176,572	190
	3	Industrial Alliance Insurance & Financial Services Inc	07/16/18	0.000	87,681	3,574
	8	Informa PLC	07/16/18	0.000	74,557	2,701
	9	Ingredion Inc	06/29/18	0.000	1,214,047	20,289
	51	Inmarsat PLC	07/26/18	0.000	520,511	(13,965)
	23	Inpex Corp	07/02/18	0.000	175,804	(10,647)
	122	Insurance Australia Group Ltd	07/16/18	0.000	520,978	(37,022)
	3	Intact Financial Corp	06/29/18	0.000	216,409	(6,074)
	4	Integra LifeSciences Holdings Corp	07/16/18	0.000	284,661	(16,436)
	6	Interactive Brokers Group Inc	07/16/18	0.000	221,644	11,176
	52	International Consolidated Airlines Group SA	07/05/18	0.000	278,181	249
	6	International Flavors & Fragrances Inc	07/16/18	0.000	757,942	(11,843)
	50	International Game Technology PLC	07/26/18	0.000	1,016,737	297
	32	Interpublic Group of Cos Inc/The	07/16/18	0.000	759,678	(32,481)
	9	Intertek Group PLC	06/29/18	0.000	420,958	(11,097)
	3	Intuit Inc	06/29/18	0.000	406,725	(18,704)
	170	Investec PLC	06/29/18	0.000	1,024,754	(11,612)
	3	IPG Photonics Corp	06/29/18	0.000	253,819	(9,335)
	7	Ipsen SA	07/16/18	0.000	429,126	42,761
	34	ISS A/S	06/29/18	0.000	1,277,852	33,339
	34	Isuzu Motors Ltd	07/17/18	0.000	423,013	(21,894)
	16	ITC Holdings Corp	06/29/18	0.000	750,532	10,717
	4	Ito En Ltd	07/17/18	0.000	149,512	(5,096)
	354	ITV PLC	06/29/18	0.000	867,793	(54,069)
	23	Izumi Co Ltd	07/17/18	0.000	969,479	(52,280)
	2	Jack Henry & Associates Inc	07/06/18	0.000	177,791	2,137
	15	Jacobs Engineering Group Inc	06/29/18	0.000	775,167	6,278
	40	Japan Airlines Co Ltd	07/02/18	0.000	1,261,455	(10,934)
	27	Japan Airport Terminal Co Ltd	07/17/18	0.000	1,042,778	(168,306)
	52	Japan Exchange Group Inc	07/02/18	0.000	667,574	78,291
	51	Japan Post Holdings Co Ltd	07/27/18	0.000	615,742	55,883
	38	Japan Post Insurance Co Ltd	07/17/18	0.000	760,479	(67,115)
	4	Jardine Strategic Holdings Ltd	07/02/18	0.000	110,445	2,775
	11	Jazz Pharmaceuticals PLC	06/29/18	0.000	1,535,480	89,410

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN BASKET SWAPS (continued)

					Market Value
Counterparty	Notional Amount (000s)	Reference Security	Termination Date	Financing Fee#	Upfront Payments Made (Received)	Unrealized Gain (Loss)

JPMorgan Securities, Inc. (continued)
	$30	Jeronimo Martins SGPS SA	06/29/18	0.000	$477,157	$31,413
	5	JetBlue Airways Corp	06/29/18	0.000	92,218	4,179
	1	JFE Holdings Inc	07/02/18	0.000	9,403	(137)
	27	John Wiley & Sons Inc	07/16/18	0.000	1,509,209	53,884
	39	John Wood Group PLC	06/29/18	0.000	348,623	(7,578)
	11	Johnson & Johnson	06/29/18	0.000	1,352,437	(13,528)
	31	Johnson Matthey PLC	06/29/18	0.000	1,266,696	66,179
	32	JTEKT Corp	07/02/18	0.000	374,370	79,940
	231	Just Eat PLC	06/29/18	0.000	1,430,763	(219,218)
	14	Jyske Bank A/S	06/29/18	0.000	562,786	(32,717)
	9	Kaken Pharmaceutical Co Ltd	07/27/18	0.000	592,649	482
	34	Kansai Paint Co Ltd	07/02/18	0.000	684,616	(38,528)
	13	Kao Corp	07/27/18	0.000	750,897	(24,837)
	8	KDDI Corp	07/17/18	0.000	247,960	(5,530)
	184	Keihan Holdings Co Ltd	07/02/18	0.000	1,298,189	(28,601)
	115	Keikyu Corp	07/02/18	0.000	1,150,793	(20,695)
	3	Keio Corp	07/27/18	0.000	27,551	(521)
	125	Keppel Corp Ltd	07/02/18	0.000	517,822	28,041
	17	Kesko OYJ	06/29/18	0.000	745,776	(20,888)
	2	Keyence Corp	07/02/18	0.000	1,539,864	(25,478)
	26	Keyera Corp	07/16/18	0.000	757,797	13,399
	292	Kingfisher PLC	07/16/18	0.000	1,259,288	42,950
	34	Kinnevik AB	06/29/18	0.000	846,609	(24,667)
	52	Kirin Holdings Co Ltd	07/27/18	0.000	879,038	10,626
	10	Koito Manufacturing Co Ltd	07/27/18	0.000	438,011	(36,595)
	11	Komatsu Ltd	07/27/18	0.000	207,974	903
	29	Konami Holdings Corp	07/02/18	0.000	1,180,489	(51,445)
	5	Kone OYJ	06/29/18	0.000	259,052	16,764
	1	Koninklijke Philips NV	06/29/18	0.000	9,783	440
	8	Kose Corp	07/27/18	0.000	726,114	(40,398)
	90	Kubota Corp	07/02/18	0.000	1,221,561	(109,593)
	2	Kuehne + Nagel International AG	06/29/18	0.000	253,945	1,605
	98	Kyushu Electric Power Co Inc	07/02/18	0.000	888,797	(32,101)
	22	L Brands Inc	06/29/18	0.000	1,545,350	(46,713)
	2	L-3 Communications Holdings Inc	07/26/18	0.000	324,537	8,291
	13	LafargeHolcim Ltd	07/16/18	0.000	575,090	(44,997)
	11	Lancaster Colony Corp	07/26/18	0.000	1,376,250	22,249
	18	Las Vegas Sands Corp	07/26/18	0.000	836,510	(71,746)
	13	Lawson Inc	07/02/18	0.000	992,362	(34,159)
	13	Lear Corp	06/29/18	0.000	1,511,710	38,924
	11	Leggett & Platt Inc	07/26/18	0.000	562,652	2,414
	546	Li & Fung Ltd	06/29/18	0.000	263,228	9,774
	25	Liberty Broadband Corp	06/29/18	0.000	1,539,297	(30,854)
	5	Liberty Global Plc LiLAC	06/29/18	0.000	186,622	107
	9	Lincoln National Corp	06/29/18	0.000	383,106	21,104
	5	Linear Technology Corp	06/29/18	0.000	266,013	63,632
	93	Lion Corp	07/02/18	0.000	1,465,451	(52,551)
	62	Lions Gate Entertainment Corp	06/29/18	0.000	1,277,991	34,253
	5	LIXIL Group Corp	07/27/18	0.000	79,247	(7,156)
	38	LKQ Corp	07/16/18	0.000	1,257,846	(44,469)
	1	Lockheed Martin Corp	07/06/18	0.000	261,577	(2,023)
	3	Lonza Group AG	06/29/18	0.000	599,800	48,426
	17	lululemon athletica Inc	06/29/18	0.000	1,271,217	(18,938)
	35	M3 Inc	07/02/18	0.000	1,264,217	133,808
	6	Macquarie Infrastructure Corp	06/29/18	0.000	485,534	(5,639)
	1	Madison Square Garden Co/The	06/29/18	0.000	206,913	(6,769)
	11	Magna International Inc	07/16/18	0.000	390,800	21,922
	4	Makita Corp	07/02/18	0.000	243,383	(32,511)
	14	Mallinckrodt PLC	06/29/18	0.000	923,423	45,263
	25	Manhattan Associates Inc	06/29/18	0.000	1,546,617	(102,101)
	2	ManpowerGroup Inc	06/29/18	0.000	110,573	4,701

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN BASKET SWAPS (continued)

					Market Value
Counterparty	Notional Amount (000s)	Reference Security	Termination Date	Financing Fee#	Upfront Payments Made (Received)	Unrealized Gain (Loss)

JPMorgan Securities, Inc. (continued)
	$14	Manulife Financial Corp	06/29/18	0.000	$183,100	$1,172
	65	Marathon Oil Corp	07/26/18	0.000	953,115	(27,915)
	6	Marathon Petroleum Corp	07/06/18	0.000	234,587	(11,561)
	54	Marks & Spencer Group PLC	07/16/18	0.000	242,365	(12,634)
	1	Marsh & McLennan Cos Inc	07/26/18	0.000	111,048	(1,910)
	2	Martin Marietta Materials Inc	06/29/18	0.000	376,463	(8,977)
	94	Marui Group Co Ltd	07/02/18	0.000	1,351,857	(8,966)
	36	Maruichi Steel Tube Ltd	07/02/18	0.000	1,284,837	(34,917)
	8	Maxim Integrated Products Inc	07/26/18	0.000	317,468	25,614
	2	McDonald’s Corp	07/06/18	0.000	256,358	(9,646)
	53	MDU Resources Group Inc	06/29/18	0.000	1,279,253	(2,415)
	115	Mediaset Espana Comunicacion SA	07/02/18	0.000	1,347,386	(29,161)
	285	Mediaset SpA	06/29/18	0.000	1,043,000	(180,435)
	17	Mediclinic International PLC	06/29/18	0.000	240,871	(1,255)
	16	Mediobanca SpA	06/29/18	0.000	100,794	(9,905)
	36	Medipal Holdings Corp	07/02/18	0.000	570,740	17,006
	22	Merck & Co Inc	06/29/18	0.000	1,291,562	12,246
	33	Metso OYJ	06/29/18	0.000	882,098	35,611
	4	Mettler-Toledo International Inc	06/29/18	0.000	1,521,689	116,161
	11	MGM Resorts International	07/06/18	0.000	256,412	(7,823)
	18	Michael Kors Holdings Ltd	07/16/18	0.000	910,657	(3,333)
	12	Micron Technology Inc	07/16/18	0.000	158,641	(6,115)
	5	Microsoft Corp	07/06/18	0.000	263,815	(17,204)
	13	Middleby Corp/The	06/29/18	0.000	1,534,542	(32,806)
	29	MISUMI Group Inc	07/27/18	0.000	470,596	(60,186)
	191	Mitsubishi Chemical Holdings Corp	07/02/18	0.000	941,359	107,328
	97	Mitsubishi Electric Corp	07/02/18	0.000	1,163,407	(11,068)
	18	Mitsubishi Tanabe Pharma Corp	07/17/18	0.000	328,554	15,001
	43	Mitsubishi UFJ Financial Group Inc	07/06/18	0.000	197,691	(21,836)
	108	Mitsubishi UFJ Lease & Finance Co Ltd	07/02/18	0.000	403,299	37,022
	47	Mitsui Chemicals Inc	07/17/18	0.000	171,515	30,271
	21	Mobileye NV	06/29/18	0.000	1,017,763	(2,385)
	25	MonotaRO Co Ltd	07/17/18	0.000	791,091	68,539
	10	Monster Beverage Corp	06/29/18	0.000	1,555,463	(8,752)
	5	MSC Industrial Direct Co Inc	06/29/18	0.000	362,567	(4,782)
	30	Murphy Oil Corp	07/16/18	0.000	950,501	(65,307)
	13	Murphy USA Inc	07/26/18	0.000	970,323	4,001
	22	Nagoya Railroad Co Ltd	07/02/18	0.000	126,190	2,113
	46	Nankai Electric Railway Co Ltd	07/02/18	0.000	264,299	8,456
	20	National Australia Bank Ltd	06/29/18	0.000	375,456	(17,832)
	37	Navient Corp	07/16/18	0.000	527,892	2,179
	14	Nestle SA	06/29/18	0.000	1,103,134	20,339
	29	NetApp Inc	07/26/18	0.000	750,583	11,485
	18	Netflix Inc	06/29/18	0.000	1,610,159	11,733
	9	NetSuite Inc	07/02/18	0.000	767,469	(224,916)
	4	Neurocrine Biosciences Inc	07/06/18	0.000	180,338	(6,819)
	19	New Jersey Resources Corp	06/29/18	0.000	702,015	9,724
	87	New York Community Bancorp Inc	06/29/18	0.000	1,291,516	37,993
	20	Nexon Co Ltd	07/27/18	0.000	278,590	15,931
	10	Next PLC	07/16/18	0.000	657,119	10,699
	14	NGK Insulators Ltd	07/27/18	0.000	304,358	(40,510)
	56	NGK Spark Plug Co Ltd	07/02/18	0.000	856,436	(62,442)
	15	NH Foods Ltd	07/27/18	0.000	353,761	12,585
	7	Nice Ltd	07/16/18	0.000	423,781	(26,220)
	32	Nippon Paint Holdings Co Ltd	07/02/18	0.000	861,919	(29,182)
	18	Nippon Shinyaku Co Ltd	07/02/18	0.000	928,227	(49,301)
	16	Nippon Steel & Sumitomo Metal Corp	07/27/18	0.000	316,142	(17,415)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN BASKET SWAPS (continued)

					Market Value
Counterparty	Notional Amount (000s)	Reference Security	Termination Date	Financing Fee#	Upfront Payments Made (Received)	Unrealized Gain (Loss)

JPMorgan Securities, Inc. (continued)
	$27	Nippon Telegraph & Telephone Corp	07/27/18	0.000	$1,290,456	$9,747
	41	Nissan Chemical Industries Ltd	07/02/18	0.000	1,289,005	(40,028)
	57	Nissan Motor Co Ltd	07/17/18	0.000	550,573	(9,317)
	3	Nitori Holdings Co Ltd	07/27/18	0.000	314,175	9,033
	15	Noble Energy Inc	07/26/18	0.000	556,054	7,895
	34	Nokian Renkaat OYJ	06/29/18	0.000	1,262,334	(18,738)
	3	Nordson Corp	06/29/18	0.000	269,947	(2,251)
	12	Nordstrom Inc	07/16/18	0.000	501,479	31,448
	243	Norsk Hydro ASA	07/16/18	0.000	980,912	59,595
	19	Northern Trust Corp	06/29/18	0.000	1,282,755	20,989
	59	Northland Power Inc	07/26/18	0.000	1,099,271	(14,319)
	18	Novartis AG	06/29/18	0.000	1,524,117	(12,838)
	5	Novo Nordisk A/S	06/29/18	0.000	269,536	6,663
	26	NTT Data Corp	07/02/18	0.000	1,277,870	8,542
	49	Nuance Communications Inc	07/26/18	0.000	787,964	(1,113)
	50	Numericable-SFR SA	06/29/18	0.000	1,152,956	(18,622)
	23	Obic Co Ltd	07/02/18	0.000	1,275,563	(65,940)
	44	OC Oerlikon Corp AG	06/29/18	0.000	388,068	(22,492)
	12	Occidental Petroleum Corp	07/26/18	0.000	881,625	11,843
	61	Odakyu Electric Railway Co Ltd	07/02/18	0.000	727,076	921
	26	Olympus Corp	07/02/18	0.000	934,249	(36,498)
	3	Omnicom Group Inc	07/06/18	0.000	264,441	(7,038)
	20	ONE Gas Inc	06/29/18	0.000	1,290,257	(15,157)
	9	Onex Corp	06/29/18	0.000	527,790	(6,722)
	37	Ono Pharmaceutical Co Ltd	07/02/18	0.000	1,401,176	71,513
	21	Open Text Corp	06/29/18	0.000	1,236,978	13,725
	5	Oracle Corp Japan	07/02/18	0.000	254,622	20,247
	33	Orica Ltd	06/29/18	0.000	341,140	(11,794)
	12	Orion Oyj	06/29/18	0.000	530,808	(2,568)
	19	ORIX Corp	07/27/18	0.000	256,371	9,330
	6	Orkla ASA	07/16/18	0.000	49,329	(2,069)
	9	Orpea	06/29/18	0.000	754,104	(50,669)
	8	Oshkosh Corp	07/26/18	0.000	399,252	52,376
	23	Owens Corning	07/16/18	0.000	1,260,245	(28,817)
	8	PACCAR Inc	07/26/18	0.000	452,128	(34,610)
	9	Packaging Corp of America	07/26/18	0.000	625,427	17,803
	9	Palo Alto Networks Inc	06/29/18	0.000	1,082,416	(34,992)
	63	Panasonic Corp	07/02/18	0.000	593,112	32,320
	6	Panera Bread Co	06/29/18	0.000	1,290,221	48,508
	12	Pargesa Holding SA	07/26/18	0.000	800,882	15,376
	8	Park24 Co Ltd	07/17/18	0.000	290,464	5,803
	49	Parsley Energy Inc	07/02/18	0.000	1,400,468	(15,282)
	3	Partners Group Holding AG	06/29/18	0.000	1,273,554	(34,758)
	3	Patterson Cos Inc	07/26/18	0.000	170,433	(155)
	11	Patterson-UTI Energy Inc	06/29/18	0.000	232,237	(24,435)
	72	Pearson PLC	07/16/18	0.000	923,100	(75,038)
	7	Pembina Pipeline Corp	07/26/18	0.000	211,736	(4,407)
	47	Pennon Group PLC	07/16/18	0.000	565,819	522
	2	PepsiCo Inc	06/29/18	0.000	266,644	319
	8	Persimmon PLC	07/16/18	0.000	167,393	15,221
	31	Petrofac Ltd	07/16/18	0.000	326,913	19,817
	67	Peugeot SA	06/29/18	0.000	880,457	132,429
	35	Pfizer Inc	06/29/18	0.000	1,276,932	(12,558)
	3	Philip Morris International Inc	06/29/18	0.000	263,321	(6,756)
	2	Pigeon Corp	07/27/18	0.000	52,139	(728)
	9	Pilgrim’s Pride Corp	07/16/18	0.000	225,323	(19,073)
	16	Pinnacle Foods Inc	06/29/18	0.000	744,090	(37,679)
	26	Plains GP Holdings LP	07/16/18	0.000	294,154	(16,473)
	85	Playtech Plc	06/29/18	0.000	953,846	(27,828)
	18	PolyOne Corp	07/16/18	0.000	678,681	(43,914)
	2	Post Holdings Inc	06/29/18	0.000	148,850	482
	51	Potash Corp of Saskatchewan Inc	07/05/18	0.000	862,187	64,760

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN BASKET SWAPS (continued)

					Market Value
Counterparty	Notional Amount (000s)	Reference Security	Termination Date	Financing Fee#	Upfront Payments Made (Received)	Unrealized Gain (Loss)

JPMorgan Securities, Inc. (continued)
	$15	Power Financial Corp	07/16/18	0.000	$344,636	$2,628
	75	PrairieSky Royalty Ltd	06/29/18	0.000	1,476,156	5,004
	22	Premier Inc	06/29/18	0.000	753,849	29,250
	13	PrivateBancorp Inc	07/26/18	0.000	585,588	(637)
	3	Procter & Gamble Co/The	06/29/18	0.000	260,594	(486)
	26	Provident Financial PLC	06/29/18	0.000	890,537	(49,902)
	24	Prysmian SpA	06/29/18	0.000	544,330	23,976
	4	PTC Inc	07/26/18	0.000	153,770	3,153
	41	PulteGroup Inc	07/26/18	0.000	865,924	(4,277)
	3	PVH Corp	06/29/18	0.000	262,913	4,391
	295	Qantas Airways Ltd	06/29/18	0.000	669,646	38,166
	50	QEP Resources Inc	06/29/18	0.000	897,412	14,590
	16	Qorvo Inc	07/26/18	0.000	941,529	46,566
	29	Quanta Services Inc	06/29/18	0.000	743,318	6,148
	40	Quebecor Inc	07/05/18	0.000	1,178,949	45,493
	4	Quest Diagnostics Inc	07/16/18	0.000	300,994	12,147
	4	Quintiles Transnational Holdings Inc	06/29/18	0.000	280,545	25,978
	47	Rackspace Hosting Inc	07/26/18	0.000	1,095,645	996
	14	Raiffeisen Bank International AG	06/29/18	0.000	186,228	3,336
	19	Rakuten Inc	07/06/18	0.000	215,034	(4,043)
	6	Ralph Lauren Corp	06/29/18	0.000	592,209	(2,884)
	14	Ramsay Health Care Ltd	06/29/18	0.000	740,799	79,078
	1	Randgold Resources Ltd	07/06/18	0.000	68,291	312
	20	Randstad Holding NV	06/29/18	0.000	856,435	9,894
	12	REA Group Ltd	06/29/18	0.000	584,320	(26,955)
	21	Recordati SpA	06/29/18	0.000	651,051	30,360
	12	Red Electrica Corp SA	07/06/18	0.000	256,661	7,388
	132	Regions Financial Corp	06/29/18	0.000	1,171,889	37,964
	55	Regus PLC	07/26/18	0.000	214,516	9,985
	19	Reliance Steel & Aluminum Co	06/29/18	0.000	1,519,786	(38,212)
	58	RELX NV	06/29/18	0.000	1,029,755	19,983
	41	RELX PLC	06/29/18	0.000	768,211	(10,884)
	6	Remy Cointreau SA	06/29/18	0.000	519,289	(6,316)
	17	Republic Services Inc	07/26/18	0.000	897,701	4,367
	24	Restaurant Brands International Inc	06/29/18	0.000	1,004,212	(84,401)
	14	Rightmove PLC	07/02/18	0.000	674,807	71,408
	6	Rinnai Corp	07/27/18	0.000	536,088	(27,322)
	29	Rio Tinto Ltd	06/29/18	0.000	1,084,889	1,346
	17	Ritchie Bros Auctioneers Inc	06/29/18	0.000	588,487	25,614
	13	RLI Corp	07/26/18	0.000	895,771	(801)
	35	Robert Half International Inc	06/29/18	0.000	1,414,817	(129,412)
	5	Roche Holding AG	06/29/18	0.000	1,281,059	1,368
	5	Rogers Communications Inc	07/16/18	0.000	207,948	13,171
	2	Rohm Co Ltd	07/02/18	0.000	66,904	6,579
	1	Roper Technologies Inc	06/29/18	0.000	94,991	100
	1	Ross Stores Inc	07/26/18	0.000	64,033	(2,990)
	19	Royal Bank of Canada	07/26/18	0.000	1,176,638	(4,806)
	18	Royal Dutch Shell PLC	06/29/18	0.000	479,828	29,061
	138	RPC Group PLC	06/29/18	0.000	1,488,522	(82,561)
	50	RPC Inc	07/26/18	0.000	740,017	(24,148)
	86	RR Donnelley & Sons Co	06/29/18	0.000	1,603,464	(50,802)
	3	Ryohin Keikaku Co Ltd	07/02/18	0.000	749,134	(10,792)
	3	Saab AB	07/26/18	0.000	80,668	5,440
	44	Sabre Corp	06/29/18	0.000	1,264,114	(9,741)
	90	Sage Group PLC/The	07/16/18	0.000	771,107	82,353
	22	Salmar ASA	07/02/18	0.000	673,152	5,529
	21	Sampo Oyj	07/26/18	0.000	844,198	(5,766)
	24	Saputo Inc	06/29/18	0.000	706,155	6,817
	22	SATS Ltd	07/16/18	0.000	71,327	579
	7	SBA Communications Corp	06/29/18	0.000	737,694	(14,521)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN BASKET SWAPS (continued)

					Market Value
Counterparty	Notional Amount (000s)	Reference Security	Termination Date	Financing Fee#	Upfront Payments Made (Received)	Unrealized Gain (Loss)

JPMorgan Securities, Inc. (continued)
	$23	Schroders PLC	07/16/18	0.000	$772,074	$30,308
	21	Seagate Technology PLC	07/16/18	0.000	643,068	30,171
	15	Sega Sammy Holdings Inc	07/17/18	0.000	167,064	(5,657)
	79	Seiko Epson Corp	07/02/18	0.000	1,327,794	85,934
	45	Sekisui House Ltd	07/02/18	0.000	753,672	(3,607)
	11	Sembcorp Industries Ltd	07/02/18	0.000	22,785	717
	31	Sensata Technologies Holding NV	07/02/18	0.000	1,151,210	(41,866)
	3	Service Corp International/US	07/26/18	0.000	80,733	2,036
	56	SES SA	06/29/18	0.000	1,221,476	(11,344)
	337	Seven Bank Ltd	07/02/18	0.000	1,049,831	(113,186)
	15	Seven Generations Energy Ltd	07/16/18	0.000	304,197	(2,570)
	10	SFR Group SA	06/29/18	0.000	238,139	(959)
	61	Shaw Communications Inc	07/16/18	0.000	1,200,039	44,717
	7	Shimamura Co Ltd	07/17/18	0.000	941,222	12,673
	8	Shimano Inc	07/02/18	0.000	1,123,072	(66,127)
	7	Shiseido Co Ltd	07/02/18	0.000	185,825	(1,832)
	26	Shizuoka Bank Ltd/The	07/17/18	0.000	183,762	(11,583)
	11	Signet Jewelers Ltd	06/29/18	0.000	999,633	13,019
	1	Sika AG	06/29/18	0.000	110,500	11,799
	14	Silgan Holdings Inc	06/29/18	0.000	755,818	41,221
	8	Silver Wheaton Corp	06/29/18	0.000	210,883	(21,114)
	4	Singapore Airlines Ltd	07/16/18	0.000	29,087	343
	44	Singapore Exchange Ltd	07/02/18	0.000	251,028	(6,588)
	147	Skandinaviska Enskilda Banken AB	06/29/18	0.000	1,278,167	(15,802)
	9	SKF AB	07/16/18	0.000	142,496	(3,359)
	67	Sky PLC	06/29/18	0.000	772,181	44,092
	2	Skyworks Solutions Inc	07/02/18	0.000	161,276	(539)
	1	SMC Corp/Japan	07/27/18	0.000	24,265	(2,260)
	34	Smith & Nephew PLC	07/16/18	0.000	584,606	(23,675)
	18	Smiths Group PLC	07/16/18	0.000	293,932	15,721
	91	Snam SpA	07/26/18	0.000	518,887	(8,483)
	6	SNC-Lavalin Group Inc	06/29/18	0.000	264,542	(2,894)
	14	Sohgo Security Services Co Ltd	07/02/18	0.000	661,884	(39,779)
	80	Sojitz Corp	07/27/18	0.000	193,121	277
	61	Sonic Healthcare Ltd	06/29/18	0.000	1,021,675	(42,124)
	4	Sonoco Products Co	07/26/18	0.000	213,109	(1,953)
	10	Sony Corp	07/02/18	0.000	277,412	(6,311)
	14	Sony Financial Holdings Inc	07/02/18	0.000	162,505	(16,312)
	239	South32 Ltd	06/29/18	0.000	329,241	3,988
	1	Southern Co/The	06/29/18	0.000	5,178	65
	14	Southwest Gas Corp	06/29/18	0.000	1,008,543	817
	29	Southwestern Energy Co	06/29/18	0.000	412,822	11,047
	52	Spark New Zealand Ltd	06/29/18	0.000	139,301	9,269
	3	Spectra Energy Corp	07/26/18	0.000	106,690	1,370
	35	Spirit AeroSystems Holdings Inc	06/29/18	0.000	1,517,499	(2,453)
	13	Spirit Airlines Inc	06/29/18	0.000	623,564	78,758
	11	Splunk Inc	07/02/18	0.000	632,126	(37,928)
	96	Sprint Corp	07/26/18	0.000	444,356	146,760
	25	Sprouts Farmers Market Inc	07/26/18	0.000	567,734	8,897
	2	Square Enix Holdings Co Ltd	07/27/18	0.000	58,461	1,143
	100	Square Inc	07/16/18	0.000	941,894	(60,343)
	51	SS&C Technologies Holdings Inc	07/16/18	0.000	1,552,602	(90,007)
	37	SSE PLC	07/16/18	0.000	779,503	(34,508)
	71	St James’s Place PLC	06/29/18	0.000	813,088	(64,014)
	13	Standard Chartered PLC	07/05/18	0.000	100,065	(1,367)
	182	Standard Life PLC	07/16/18	0.000	679,452	52,697
	68	StarHub Ltd	07/02/18	0.000	198,430	1,204
	11	Start Today Co Ltd	07/02/18	0.000	561,712	(54,906)
	17	Statoil ASA	06/29/18	0.000	302,677	(33,621)
	35	Steel Dynamics Inc	06/29/18	0.000	942,368	(8,066)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN BASKET SWAPS (continued)

					Market Value
Counterparty	Notional Amount (000s)	Reference Security	Termination Date	Financing Fee#	Upfront Payments Made (Received)	Unrealized Gain (Loss)

JPMorgan Securities, Inc. (continued)
	$14	Stericycle Inc	06/29/18	0.000	$1,532,307	$221,677
	19	STERIS PLC	07/16/18	0.000	1,278,506	(38,184)
	170	STMicroelectronics NV	06/29/18	0.000	1,033,708	207,639
	29	Stora Enso OYJ	06/29/18	0.000	252,340	14,272
	1	Straumann Holding AG	06/29/18	0.000	606,067	(14,556)
	50	Subsea 7 SA	07/16/18	0.000	521,983	10,790
	18	Sugi Holdings Co Ltd	07/02/18	0.000	896,357	(19,992)
	85	Sumitomo Chemical Co Ltd	07/17/18	0.000	356,517	25,002
	65	Suncorp Group Ltd	07/26/18	0.000	629,780	32,828
	14	Suruga Bank Ltd	07/02/18	0.000	320,739	(9,396)
	36	Suzuken Co Ltd/Aichi Japan	07/02/18	0.000	1,108,601	34,493
	6	Svenska Cellulosa AB SCA	06/29/18	0.000	181,406	(14,093)
	26	Svenska Handelsbanken AB	06/29/18	0.000	303,320	(8,225)
	18	Swedish Match AB	07/16/18	0.000	653,392	23,556
	13	Swedish Orphan Biovitrum AB	06/29/18	0.000	168,203	(168)
	3	Swiss Life Holding AG	07/16/18	0.000	768,277	20,364
	74	Symantec Corp	06/29/18	0.000	1,542,727	(27,291)
	16	SYNNEX Corp	06/29/18	0.000	1,513,397	39,289
	23	Synopsys Inc	06/29/18	0.000	1,278,310	(12,970)
	2	Syntel Inc	07/06/18	0.000	110,262	(5,415)
	5	Sysco Corp	07/06/18	0.000	254,838	3,542
	32	Take-Two Interactive Software Inc	06/29/18	0.000	1,292,300	(20,925)
	14	Targa Resources Corp	06/29/18	0.000	652,188	(44,906)
	2	Target Corp	07/06/18	0.000	113,147	2,786
	9	Taro Pharmaceutical Industries Ltd	06/29/18	0.000	1,261,743	(30,375)
	53	Tate & Lyle PLC	07/26/18	0.000	484,223	20,593
	3	TDC A/S	07/16/18	0.000	18,010	(261)
	4	TE Connectivity Ltd	07/26/18	0.000	238,433	4,848
	34	Team Health Holdings Inc	07/02/18	0.000	1,450,271	70,409
	56	Teck Resources Ltd	07/16/18	0.000	778,919	111,536
	144	Tele2 AB	06/29/18	0.000	1,256,411	32,732
	168	Telefonaktiebolaget LM Ericsson	06/29/18	0.000	1,288,527	(32,647)
	28	Telenet Group Holding NV	06/29/18	0.000	1,279,482	(47,037)
	41	Telephone & Data Systems Inc	06/29/18	0.000	1,271,390	20,614
	24	Telstra Corp Ltd	07/05/18	0.000	105,094	1,679
	13	Temenos Group AG	06/29/18	0.000	667,675	129,859
	48	Teradata Corp	06/29/18	0.000	1,323,498	47,171
	73	Teradyne Inc	06/29/18	0.000	1,526,438	(79,395)
	1	Terumo Corp	07/27/18	0.000	57,266	(1,009)
	1	Tesla Motors Inc	06/29/18	0.000	264,638	(11,945)
	9	Tesoro Corp	06/29/18	0.000	695,795	(1,459)
	27	Texas Roadhouse Inc	06/29/18	0.000	1,256,809	16,526
	8	Thermo Fisher Scientific Inc	06/29/18	0.000	1,261,234	(30,294)
	6	Thomson Reuters Corp	07/06/18	0.000	265,281	478
	21	Thor Industries Inc	06/29/18	0.000	1,561,795	68,049
	83	Toho Gas Co Ltd	07/02/18	0.000	720,536	14,020
	321	Tokyo Electric Power Co Holdings Inc	07/02/18	0.000	1,296,104	(30,709)
	28	TonenGeneral Sekiyu KK	07/02/18	0.000	262,241	(8,428)
	6	Toronto-Dominion Bank/The	07/06/18	0.000	254,774	2,617
	111	Tosoh Corp	07/02/18	0.000	526,894	44,975
	10	Tourmaline Oil Corp	07/16/18	0.000	247,371	(3,688)
	3	Toyota Industries Corp	07/02/18	0.000	134,139	(20,957)
	5	Toyota Motor Corp	07/02/18	0.000	253,568	(22,484)
	138	TPG Telecom Ltd	06/29/18	0.000	1,253,987	(89,566)
	6	TransDigm Group Inc	06/29/18	0.000	1,525,435	(53,575)
	35	Transocean Ltd	06/29/18	0.000	449,927	(64,826)
	13	TransUnion	07/16/18	0.000	460,397	31,340
	49	Treasury Wine Estates Ltd	06/29/18	0.000	339,841	(15,896)
	3	Tribune Media Co	07/16/18	0.000	99,524	5,602
	16	Trinity Industries Inc	07/26/18	0.000	338,710	38,359

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN BASKET SWAPS (continued)

					Market Value
Counterparty	Notional Amount (000s)	Reference Security	Termination Date	Financing Fee#	Upfront Payments Made (Received)	Unrealized Gain (Loss)

JPMorgan Securities, Inc. (continued)
	$2	TripAdvisor Inc	06/29/18	0.000	$140,834	$(505)
	70	Tryg A/S	06/29/18	0.000	1,269,923	(31,555)
	3	Tsuruha Holdings Inc	07/02/18	0.000	300,286	(3,462)
	41	Tullow Oil PLC	07/05/18	0.000	121,819	14,323
	45	Twitter Inc	06/29/18	0.000	802,427	64,727
	10	Tyler Technologies Inc	06/29/18	0.000	1,552,381	34,992
	111	UBM PLC	07/16/18	0.000	918,101	(72,251)
	1	UCB SA	07/26/18	0.000	94,496	2,448
	3	Ultimate Software Group Inc/The	06/29/18	0.000	761,469	36,310
	2	United Parcel Service Inc	06/29/18	0.000	264,034	(5,243)
	18	United Rentals Inc	07/16/18	0.000	1,304,060	126,415
	2	United Therapeutics Corp	06/29/18	0.000	276,453	19,780
	13	United Utilities Group PLC	07/26/18	0.000	172,017	(1,871)
	8	Universal Display Corp	06/29/18	0.000	592,383	(8,482)
	11	Universal Health Services Inc	06/29/18	0.000	1,541,493	(82,726)
	53	UPM-Kymmene OYJ	07/26/18	0.000	1,028,883	56,838
	31	Urban Outfitters Inc	06/29/18	0.000	930,722	6,583
	12	USG Corp	07/16/18	0.000	349,264	(6,810)
	33	USS Co Ltd	07/17/18	0.000	540,263	(25,911)
	16	Valeant Pharmaceuticals International Inc	07/05/18	0.000	376,184	(14,927)
	3	Valero Energy Corp	07/16/18	0.000	165,726	10,196
	2	Valmont Industries Inc	07/16/18	0.000	246,085	(12,470)
	8	VeriSign Inc	07/26/18	0.000	666,814	21,908
	15	Verisk Analytics Inc	06/29/18	0.000	1,270,361	(10,033)
	14	ViaSat Inc	07/16/18	0.000	1,068,844	4,363
	25	Vista Outdoor Inc	07/16/18	0.000	1,272,399	(3,376)
	4	VMware Inc	06/29/18	0.000	261,172	50,526
	19	Vodafone Group PLC	07/05/18	0.000	57,799	(361)
	3	voestalpine AG	07/26/18	0.000	97,128	4,384
	40	Voya Financial Inc	06/29/18	0.000	1,011,849	11,787
	10	Vulcan Materials Co	06/29/18	0.000	1,280,645	13,941
	9	VWR Corp	07/06/18	0.000	263,014	13,323
	1	Wal-Mart Stores Inc	07/06/18	0.000	62,280	(255)
	3	Walt Disney Co/The	06/29/18	0.000	261,722	(11,101)
	31	Wartsila OYJ Abp	06/29/18	0.000	1,329,350	(30,006)
	4	Waste Management Inc	07/06/18	0.000	260,974	(5,222)
	2	Waters Corp	06/29/18	0.000	272,340	20,885
	28	Weatherford International PLC	07/02/18	0.000	166,018	6,461
	14	WellCare Health Plans Inc	06/29/18	0.000	1,495,481	8,049
	7	Wendel SA	07/26/18	0.000	740,904	(20,504)
	34	Wesfarmers Ltd	07/26/18	0.000	1,051,945	49,151
	11	West Japan Railway Co	07/02/18	0.000	729,905	(17,440)
	14	Western Union Co/The	06/29/18	0.000	286,174	286
	31	WestRock Co	07/02/18	0.000	1,267,290	(70,815)
	6	Whitbread PLC	07/16/18	0.000	309,959	(14,877)
	28	William Demant Holding A/S	06/29/18	0.000	565,888	(14,229)
	70	William Hill PLC	07/05/18	0.000	252,172	46,554
	5	Williams-Sonoma Inc	06/29/18	0.000	266,997	(9,522)
	10	Willis Towers Watson PLC	06/29/18	0.000	1,299,345	21,114
	20	Wm Morrison Supermarkets PLC	06/29/18	0.000	48,485	791
	20	Woodward Inc	06/29/18	0.000	1,183,846	(4,090)
	15	Workday Inc	07/02/18	0.000	1,160,837	(51,843)
	24	World Fuel Services Corp	06/29/18	0.000	1,158,206	(9,904)
	54	WPP PLC	07/26/18	0.000	1,202,688	24,266
	70	WPX Energy Inc	06/29/18	0.000	716,331	(19,779)
	4	WR Grace & Co	07/26/18	0.000	354,465	(2,501)
	15	WSP Global Inc	07/05/18	0.000	468,026	(5,808)
	14	Wynn Resorts Ltd	06/29/18	0.000	1,336,957	(33,756)
	158	Xerox Corp	06/29/18	0.000	1,532,601	94,108
	13	XL Group Ltd	07/25/18	0.000	415,570	22,212

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN BASKET SWAPS (continued)

					Market Value
Counterparty	Notional Amount (000s)	Reference Security	Termination Date	Financing Fee#	Upfront Payments Made (Received)	Unrealized Gain (Loss)

JPMorgan Securities, Inc. (continued)
	$29	XPO Logistics Inc	07/26/18	0.000	$823,327	$(46,968)
	49	Yahoo Japan Corp	07/02/18	0.000	221,162	4,062
	33	Yahoo! Inc	07/26/18	0.000	1,279,079	20,337
	7	Yakult Honsha Co Ltd	07/27/18	0.000	329,038	6,083
	25	Yamaha Corp	07/17/18	0.000	685,030	19,198
	59	Yamaha Motor Co Ltd	07/05/18	0.000	905,442	(106,628)
	16	Yamato Holdings Co Ltd	07/02/18	0.000	398,163	8,347
	7	Yara International ASA	06/29/18	0.000	242,849	(1,275)
	21	Yokogawa Electric Corp	07/17/18	0.000	245,905	24,951
	27	Yue Yuen Industrial Holdings Ltd	06/29/18	0.000	111,721	(2,120)
	18	Zayo Group Holdings Inc	06/29/18	0.000	505,305	3,546
	10	Zimmer Biomet Holdings Inc	06/29/18	0.000	1,271,027	(58,208)
	46	Zions Bancorporation	06/29/18	0.000	1,180,293	96,890

TOTAL					$555,919,672	$631,640

#	The Fund receives annual and/or monthly coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).

TAX INFORMATION — At July 31, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,146,083,003

Gross unrealized gain	38,788,953
Gross unrealized loss	(42,551,273)

Net unrealized security gain	$(3,762,320)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Basis of Consolidation for the Goldman Sachs Multi-Manager Alternatives Fund — The Cayman Commodity - MMA, Ltd. and the Cayman Commodity – MMA II, LTD (the “Subsidiaries” and each a “Subsidiary”), Cayman Islands exempted companies, were incorporated on January 14, 2014 and July 19, 2016, respectively and are currently wholly-owned subsidiaries of the Multi-Manager Alternatives Fund (“The Fund”). The Subsidiaries act as an investment vehicle for the Fund to enable the Fund to gain exposure to certain types of commodity-linked derivative instruments. The Fund is the sole shareholder of the Subsidiaries pursuant to a subscription agreement dated as of September 3, 2015 and July 19, 2016, respectively and it is intended that the Fund will remain the sole shareholder and will continue to control the Subsidiaries. Under the Memorandum and Articles of Association of the Subsidiaries, shares issued by the Subsidiaries confer upon a shareholder the right to vote at general meetings of the Subsidiaries and certain rights in connection with any winding-up or repayment of capital, as well as the right to participate in the profits or assets of the Subsidiaries. All inter-fund balances and transactions have been eliminated in consolidation. As of July 31, 2016, the Fund’s net assets were $1,278,893,593, of which, $44,269,949, or 3.5%, and $3,906,527, or 0.3%, represented the Subsidairies’ net assets, respectively.

Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”) assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Exchange Traded Funds — Investments in exchange-traded funds (“ETFs”) are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an ETF’s accounting policies and investment holdings, please see the ETF’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities of G8 countries (not held in money market funds), which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

i. Bank Loans — Bank loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). The Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. The Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, Assignments result in the Fund having a direct contractual relationship with the borrower, and the Fund may be permitted to enforce compliance by the borrower with the terms of the loan agreement.

ii. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

iii. Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

Securities Sold Short — Securities sold short are those securities which the Fund has sold but which it does not own. When the Fund sells a security it does not own, it must borrow the position that was sold and deliver it to the broker through which it made the short sale. In addition, cash and certain investments in securities may be used to collateralize the securities sold short. Each day the securities sold short transaction is open, the liability to replace the borrowed security is marked to market and an unrealized gain or loss is recorded. While the transaction remains open, the Fund may also incur expenses for any dividends or interest which will be paid to the lender of the securities as well as a fee to borrow the delivered security. During the term of the short sale, the value of the securities pledged as collateral on short sales is required to exceed the value of the securities sold short. The market value of securities pledged as collateral is included in the Schedule of Investments.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures and options contracts, are valued at the last sale or settlement price and typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency contract is a forward contract in which the Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Swap Contracts — Bilateral swap contracts are agreements in which the Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between the Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”)(“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, the Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. The Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If the Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, the Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. The Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, the Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if the Fund sells protection through a credit default swap, the Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, the Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. The Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, the Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty.

The maximum potential amount of future payments (undiscounted) that the Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where the Fund bought credit protection.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

A total return swap is an agreement that gives the Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, the Fund may also be required to pay the dollar value of that decline to the counterparty.

Short Term Investments — Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are classified as Level 2 of the fair value hierarchy.

i. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Fund’s custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between the Fund and select counterparties. An MRA contains provisions for, among other things, initiation of the transaction, income payments, events of defaults and maintenance of securities for both repurchase and reverse repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, the Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that the Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Fund, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Fund maintains pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Fund is not subject to any expenses in relation to these investments.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments. GSAM did not develop the unobservable inputs (examples include but are not limited to single source broker quaotations, third party pricing, etc.) for the valuation of Level 3 Assets and Liabilities.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Fair Value Hierarchy — The following is a summary of the Fund’s investments and derivatives classified in the fair value hierarchy as of July 31, 2016:

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Bank Loans	$—	$56,991,028	$4,201,653
Corporate Obligations	—	288,381,920	—
Asset-Backed Securities	—	693,752	—
Foreign Debt Obligations	—	2,742,038	—
Municipal Debt Obligations	—	3,048,103	—
U.S. Treasury Obligations	18,008,458	—	—
Common Stock and/or Other Equity Investments(a)
Africa	—	2,818,028	—
Asia	1,048,747	623,312	—
Australia and Oceania	—	135,225	—
Europe	15,373,299	12,821,875	—
North America	189,773,421	18,512	41,300
Warrants	—	—	12
Short-term Investments	—	545,600,000	—
Total	$224,203,925	$913,873,793	$4,242,965
Liabilities
Common Stock and/or Other Equity Investments(a)
Asia	$—	$(3,171,305)	$—
North America	(41,852,318)	—	—
Total	$(41,852,318)	$(3,171,305)	$—

Derivative Type
Assets(b)
Forward Foreign Currency Exchange Contracts	$—	$9,508,331	$—
Futures Contracts	4,767,884	—	—
Credit Default Swap Contracts	—	11,334	—
Total Return Swap Contracts	—	11,383,638	—
Total	$4,767,884	$20,903,303	$—
Liabilities(b)
Forward Foreign Currency Exchange Contracts	$—	$(7,538,815)	$—
Futures Contracts	(2,948,092)	—	—
Credit Default Swap Contracts	—	(108,840)	—
Total Return Swap Contracts	—	(13,907,108)	—
Total	$(2,948,092)	$(21,554,763)	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principle exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedule of Investments.

JOINT REPURCHASE AGREEMENT ACCOUNT II — At July 31, 2016, the Fund had undivided interests in the Joint Repurchase Agreement Account II, with a maturity date of August 1, 2016, as follows:

Principal Amount	Maturity Value	Collateral Allocation Value
$ 545,600,000	$545,605,233	$ 556,512,064

REPURCHASE AGREEMENTS — At July 31, 2016, the Principal Amount of the Fund’s interest in the Joint Repurchase Agreement Account II was as follows:

Counterparty	Interest Rate	Principal Amounts
BNP Paribas Securities Co.	0.350%	$7,061,760
Citigroup Global Markets, Inc.	0.350	149,825,249
Merrill Lynch & Co., Inc.	0.350	261,021,617
Merrill Lynch & Co., Inc.	0.330	127,691,374
TOTAL		$545,600,000

At July 31, 2016, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Home Loan Mortgage Corp.	2.000% to 6.000%	01/01/19 to 05/01/46
Federal National Mortgage Association	2.500 to 6.500	03/01/19 to 08/01/46
Government National Mortgage Association	4.000 to 4.500	12/20/45 to 06/20/46
U.S. Treasury Notes	0.880 to 1.750	06/15/19 to 09/30/22
U.S. Treasury Bonds	2.880 to 3.130	02/15/42 to 08/15/45

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Fund’s risks include, but are not limited to, the following:

Derivatives Risk — Loss may result from the Fund’s investments in derivative instruments. These instruments may be illiquid, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. Losses from investments in derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Funds invest. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions by the United States or other governments, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Funds have exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Funds also invest in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments.The risks associated with increasing rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Fund’s investments.

Investments in Other Investment Companies — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — The Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Liquidity Risk — The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Multi-Manager Approach Risk — The Fund’s performance depends on the ability of the Investment Adviser in selecting, overseeing, and allocating Fund assets to the Underlying Managers. The Underlying Managers’ investment styles may not always be complementary. The Fund’s multi-manager approach may result in the Fund investing a significant percentage of its assets in certain types of investments, which could be beneficial or detrimental to the Fund’s performance depending on the performance of those investments and the overall market environment. The Fund’s Underlying Managers may underperform the market generally or underperform other investment managers that could have been selected for the Fund. Because the Fund’s Underlying Managers may trade with counterparties, prime brokers, clearing brokers or futures commission merchants on terms that are different than those on which the Investment Adviser would trade, and because each Underlying Manager applies its own risk analysis in evaluating potential counterparties for the Fund, the Fund may be subject to greater counterparty risk than if it were managed directly by the Investment Adviser.

Short Position Risk — The Fund may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that the Fund may purchase for investment. Taking short positions involves leverage of the Fund’s assets and presents various risks. If the value of the underlying instrument or market in which the Fund has taken a short position increases, then the Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested, and may be unlimited.

Tax Risk — The Fund will seek to gain exposure to the commodity markets primarily through investments in the Subsidiary and/or commodity index-linked structured notes, as applicable. Historically, the Internal Revenue Service (“IRS”) issued private letter rulings (“PLRs”) in which the IRS specifically concluded that income and gains from investments in commodity index-linked structured notes or a wholly-owned foreign subsidiary that invests in commodity-linked instruments are “qualifying income” for purposes of compliance with Subchapter M of the Code. In 2011, the IRS suspended granting these PLRs. The Fund has not received a PLR, and is not able to rely on PLRs issued to other taxpayers. Additionally, the IRS has suspended the granting of such PLRs, pending review of its position on this matter. In light of this, the Fund has obtained an opinion of counsel that the Fund’s income from such investments should constitute “qualifying income.” However, no assurances can be provided that the IRS would not be able to successfully assert that the Fund’s income from such investments was not “qualifying income”, in which case the Fund would fail to qualify as regulated investment company (“RIC”) under Subchapter M of the Code if over 10% of its gross income was derived from these investments. If the Fund failed to qualify as a RIC, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates. This would significantly adversely affect the returns to, and could cause substantial losses for, Fund shareholders.

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments

July 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – 92.0%
Australia – 1.6%
35,600	Aristocrat Leisure Ltd. (Hotels, Restaurants & Leisure)	$ 432,074
178,500	Asaleo Care Ltd. (Personal Products)	184,653
33,149	Bellamy’s Australia Ltd. (Food Products)	297,726
65,404	BlueScope Steel Ltd. (Metals & Mining)	421,940
79,738	Challenger Ltd. (Diversified Financial Services)	576,577
50,055	CSL Ltd. (Biotechnology)	4,488,664
92,628	Independence Group NL (Metals & Mining)	288,155
209,193	Nine Entertainment Co. Holdings Ltd. (Media)	174,466
86,254	Northern Star Resources Ltd. (Metals & Mining)	352,536
222,137	Orora Ltd. (Containers & Packaging)	486,696
53,400	Pact Group Holdings Ltd. (Containers & Packaging)	231,563
46,356	Sandfire Resources NL (Metals & Mining)	203,585
447,194	Seven West Media Ltd. (Media)	353,022
195,100	Spotless Group Holdings Ltd. (Commercial Services & Supplies)	177,205
130,201	St. Barbara Ltd.* (Metals & Mining)	303,780
147,918	The Star Entertainment Grp Ltd. (Hotels, Restaurants & Leisure)	668,110
56,698	Treasury Wine Estates Ltd. (Beverages)	416,468
99,837	Westfield Corp. (Real Estate Investment Trusts)	811,595

		10,868,815

Austria – 0.2%
17,387	BUWOG AG* (Real Estate Management & Development)	421,684
20,425	Conwert Immobilien Invest SE* (Real Estate Management & Development)	336,041
3,338	Lenzing AG (Chemicals)	349,932

		1,107,657

Belgium – 0.2%
17,297	KBC Group NV* (Commercial Banks)	899,124
15,617	Nyrstar NV* (Metals & Mining)	142,302
6,500	Ontex Group NV (Personal Products)	234,852

		1,276,278

Shares	Description	Value
Common Stocks – (continued)
Brazil – 0.6%
234,834	Ambev SA ADR (Beverages)	$ 1,357,340
1,098	Banco ABC Brasil SA* (Commercial Banks)	4,775
7,590	Banco Bradesco SA ADR (Banks)	66,033
3,200	Banco do Brasil SA (Commercial Banks)	20,775
4,100	BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros (Diversified Financial Services)	24,139
2,400	BRF SA (Food Products)	40,032
12,000	CCR SA (Transportation Infrastructure)	69,319
3,300	Cia de Saneamento Basico do Estado de Sao Paulo ADR (Water Utilities)	31,152
3,200	Cia Hering (Specialty Retail)	18,258
74,560	Cielo SA (IT Services)	845,078
5,227	CPFL Energia SA (Electric Utilities)	36,820
8,300	Cyrela Brazil Realty SA Empreendimentos e Participacoes (Household Durables)	28,696
3,700	EDP - Energias do Brasil SA (Electric Utilities)	16,409
2,300	Embraer SA ADR (Aerospace & Defense)	42,021
3,300	Engie Brasil Energia SA (Independent Power Producers & Energy Traders)	42,960
1,900	Equatorial Energia SA (Electric Utilities)	32,540
2,000	Fibria Celulose SA ADR (Paper & Forest Products)	12,300
3,100	Hypermarcas SA (Personal Products)	26,244
4,600	JBS SA (Food Products)	15,464
55,600	JSL SA (Road & Rail)	168,906
6,000	Klabin SA (Containers & Packaging)	31,440
12,100	Kroton Educacional SA (Diversified Consumer Services)	53,887
2,600	Localiza Rent a Car SA (Road & Rail)	32,316
4,300	Lojas Renner SA (Multiline Retail)	36,152
4,100	MRV Engenharia e Participacoes SA (Household Durables)	17,134
7,600	Odontoprev SA (Health Care Providers & Services)	30,471
19,789	Petroleo Brasileiro SA ADR* (Oil, Gas & Consumable Fuels)	171,768
6,400	Qualicorp SA (Health Care Providers & Services)	42,438
1,400	Raia Drogasil SA (Food & Staples Retailing)	28,618

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Brazil – (continued)
10,800	Telefonica Brasil SA ADR (Diversified Telecommunication Services)	$ 163,512
4,000	Tim Participacoes SA ADR (Wireless Telecommunication Services)	51,560
3,400	TOTVS SA (Software)	34,499
17,600	Ultrapar Participacoes SA (Oil, Gas & Consumable Fuels)	401,895
2,400	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA (Commercial Services & Supplies)	21,732
9,700	WEG SA (Machinery)	45,682

		4,062,365

British Virgin Islands* – 0.0%
4,600	Lenta Ltd. (Food & Staples Retailing)	34,545
300	Luxoft Holding, Inc. (IT Services)	17,676
2,550	Mail.Ru Group Ltd. GDR (Internet Software & Services)	49,215

		101,436

Cambodia – 0.0%
388,000	NagaCorp Ltd. (Hotels, Restaurants & Leisure)	265,486

Canada – 3.0%
12,009	Alaris Royalty Corp. (Capital Markets)	213,847
35,300	Algonquin Power & Utilities Corp. (Independent Power Producers & Energy Traders)	330,114
13,400	Allied Properties Real Estate Investment Trust (Real Estate Investment Trusts)	406,623
39,700	Baytex Energy Corp. (Oil, Gas & Consumable Fuels)	186,391
43,219	Canadian Pacific Railway Ltd. (Road & Rail)	6,473,342
62,635	Cardinal Energy Ltd. (Oil, Gas & Consumable Fuels)	433,669
1,575	CCL Industries, Inc. Class B (Containers & Packaging)	281,911
328	Colliers International Group, Inc. (Real Estate Management & Development)	13,541
23,350	Cominar Real Estate Investment Trust (Real Estate Investment Trusts)	319,763
14,594	Computer Modelling Group Ltd. (Software)	110,770
5,900	Constellation Software, Inc. (Software)	2,401,799
46,000	Corus Entertainment, Inc. Class B (Media)	454,486

Shares	Description	Value
Common Stocks – (continued)
Canada – (continued)
20,200	Detour Gold Corp.* (Metals & Mining)	$ 528,187
4,700	Dollarama, Inc. (Multiline Retail)	347,519
17,035	Element Financial Corp. (Diversified Financial Services)	182,921
23,600	Ensign Energy Services, Inc. (Energy Equipment & Services)	130,323
67,863	HudBay Minerals, Inc. (Metals & Mining)	338,366
9,900	Kinaxis, Inc.* (Software)	468,518
30,200	Kirkland Lake Gold, Inc.* (Metals & Mining)	257,902
228,308	Lundin Mining Corp.* (Metals & Mining)	954,744
18,900	New Flyer Industries, Inc. (Machinery)	600,011
106,500	OceanaGold Corp. (Metals & Mining)	385,004
6,000	Open Text Corp. (Software)	365,611
40,900	Parex Resources, Inc.* (Oil, Gas & Consumable Fuels)	396,579
46,200	Precision Drilling Corp. (Energy Equipment & Services)	197,093
49,400	Raging River Exploration, Inc.* (Oil, Gas & Consumable Fuels)	391,598
20,695	Ritchie Bros. Auctioneers, Inc. (Commercial Services & Supplies)	687,074
16,500	Seven Generations Energy Ltd. Class A* (Oil, Gas & Consumable Fuels)	346,264
21,400	Smart Real Estate Investment Trust (Real Estate Investment Trusts)	631,191
158,800	Surge Energy, Inc. (Oil, Gas & Consumable Fuels)	282,171
72,357	TORC Oil & Gas Ltd. (Oil, Gas & Consumable Fuels)	391,254
101,966	Whitecap Resources, Inc. (Oil, Gas & Consumable Fuels)	756,750

		20,265,336

Chile – 0.1%
3,500	AntarChile SA (Industrial Conglomerates)	33,413
421,710	Banco de Chile (Commercial Banks)	46,735
520	Banco de Credito e Inversiones (Commercial Banks)	23,109
650,000	Banco Santander Chile (Commercial Banks)	33,391
25,900	Banmedica SA (Health Care Providers & Services)	50,839
13,982	Cencosud SA (Food & Staples Retailing)	39,790

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Chile – (continued)
2,500	Cia Cervecerias Unidas SA (Beverages)	$ 28,625
83,230	Colbun SA (Independent Power Producers & Energy Traders)	20,433
27,172	Empresa Nacional de Electricidad SA (Independent Power Producers & Energy Traders)	24,776
7,000	Empresa Nacional de Telecomunicaciones SA* (Wireless Telecommunication Services)	68,914
24,443	Empresas CMPC SA (Paper & Forest Products)	51,246
12,577	Empresas COPEC SA (Oil, Gas & Consumable Fuels)	113,494
27,172	Endesa Americas SA (Independent Power Producers & Energy Traders)	12,684
3,200	Enersis Americas SA ADR (Electric Utilities)	27,776
3,200	Enersis Chile SA ADR (Electric Utilities)	18,368
2,470,000	Itau CorpBanca (Commercial Banks)	21,453
6,204	Latam Airlines Group SA* (Airlines)	54,150
12,000	Quinenco SA (Industrial Conglomerates)	23,554
17,220	SACI Falabella (Multiline Retail)	126,339
2,320	Sociedad Quimica y Minera de Chile SA ADR (Chemicals)	57,489
31,800	SONDA SA (IT Services)	58,417
13,500	Vina Concha y Toro SA (Beverages)	23,294

		958,289

China – 4.1%
19,000	3SBio, Inc.*(a) (Biotechnology)	19,092
6,122	Alibaba Group Holding Ltd. ADR* (Internet Software & Services)	504,943
92,000	Aluminum Corp. of China Ltd. Class H* (Metals & Mining)	29,758
11,000	Anhui Conch Cement Co. Ltd. Class H (Construction Materials)	28,942
13,906	Baidu, Inc. ADR* (Internet Software & Services)	2,219,398
71,000	Bank of China Ltd. Class H (Commercial Banks)	29,312
37,000	Bank of Communications Co. Ltd. Class H (Commercial Banks)	25,045
79,000	BBMG Corp. Class H (Construction Materials)	29,006

Shares	Description	Value
Common Stocks – (continued)
China – (continued)
4,500	Beijing Enterprises Holdings Ltd. (Industrial Conglomerates)	$ 25,440
40,000	Beijing Enterprises Water Group Ltd. (Water Utilities)	24,345
37,000	Belle International Holdings Ltd. (Textiles, Apparel & Luxury Goods)	24,527
360,000	Brilliance China Automotive Holdings Ltd. (Automobiles)	400,811
5,000	Byd Co. Ltd. Class H* (Automobiles)	31,843
85,000	CGN Power Co. Ltd. Class H(a) (Independent Power Producers & Energy Traders)	25,178
200	China Biologic Products, Inc.* (Biotechnology)	23,876
26,000	China Communications Construction Co. Ltd. Class H (Construction & Engineering)	28,491
12,000	China Conch Venture Holdings Ltd. (Machinery)	23,005
495,000	China Construction Bank Corp. Class H (Commercial Banks)	332,907
18,000	China Everbright International Ltd. (Commercial Services & Supplies)	19,494
49,000	China Hongqiao Group Ltd. (Metals & Mining)	32,780
67,000	China Huishan Dairy Holdings Co. Ltd. (Food Products)	26,354
8,000	China Life Insurance Co. Ltd. Class H (Insurance)	18,146
34,000	China Longyuan Power Group Corp. Ltd. Class H (Independent Power Producers & Energy Traders)	27,370
19,000	China Medical System Holdings Ltd. (Pharmaceuticals)	27,989
20,000	China Mengniu Dairy Co. Ltd. (Food Products)	33,505
11,000	China Merchants Bank Co. Ltd. Class H (Commercial Banks)	23,588
319,264	China Merchants Holdings International Co. Ltd. (Transportation Infrastructure)	939,015
332,000	China Mobile Ltd. (Wireless Telecommunication Services)	4,111,329
39,959	China Mobile Ltd. ADR (Wireless Telecommunication Services)	2,481,054
54,000	China National Building Material Co. Ltd. Class H (Construction Materials)	24,906

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
China – (continued)
8,000	China Overseas Land & Investment Ltd. (Real Estate Management & Development)	$ 26,389
111,800	China Pacific Insurance Group Co. Ltd. Class H (Insurance)	397,305
128,000	China Petroleum & Chemical Corp. Class H (Oil, Gas & Consumable Fuels)	91,798
48,000	China Power International Development Ltd. (Independent Power Producers & Energy Traders)	19,599
34,000	China Railway Group Ltd. Class H* (Construction & Engineering)	25,721
14,000	China Resources Beer Holdings Co. Ltd. (Beverages)	27,147
10,000	China Resources Gas Group Ltd. (Gas Utilities)	29,386
16,000	China Resources Power Holdings Co. Ltd. (Independent Power Producers & Energy Traders)	25,571
20,000	China Shenhua Energy Co. Ltd. Class H (Oil, Gas & Consumable Fuels)	38,400
14,000	China State Construction International Holdings Ltd. (Construction & Engineering)	18,763
56,000	China Telecom Corp. Ltd. Class H (Diversified Telecommunication Services)	27,677
22,000	China Unicom Hong Kong Ltd. (Diversified Telecommunication Services)	23,437
25,000	CITIC Ltd. (Industrial Conglomerates)	37,937
245,500	CITIC Securities Co. Ltd. Class H (Capital Markets)	524,490
1,943,000	CNOOC Ltd. (Oil, Gas & Consumable Fuels)	2,341,767
23,000	CRRC Corp. Ltd. Class H (Machinery)	21,162
24,000	CSPC Pharmaceutical Group Ltd. (Pharmaceuticals)	20,781
86,850	Ctrip.com International Ltd. ADR* (Internet & Catalog Retail)	3,792,740
18,000	Dongfeng Motor Group Co. Ltd. Class H (Automobiles)	22,289
21,000	Great Wall Motor Co. Ltd. Class H (Automobiles)	21,895
24,000	Guangdong Investment Ltd. (Water Utilities)	36,882
36,500	Hengan International Group Co. Ltd. (Personal Products)	307,235

Shares	Description	Value
Common Stocks – (continued)
China – (continued)
34,000	Huaneng Power International Inc. Class H (Independent Power Producers & Energy Traders)	$ 20,946
90,000	Huaneng Renewables Corp. Ltd. Class H (Independent Power Producers & Energy Traders)	28,892
549,000	Industrial and Commercial Bank of China Ltd. Class H (Commercial Banks)	313,199
20,405	JD.com, Inc. ADR* (Internet & Catalog Retail)	441,768
606,000	Jiangnan Group Ltd. (Electrical Equipment)	106,424
23,000	Jiangxi Copper Co. Ltd. Class H (Metals & Mining)	26,435
30,000	Kunlun Energy Co. Ltd. (Oil, Gas & Consumable Fuels)	22,815
544,000	Lenovo Group Ltd. (Computers & Peripherals)	352,539
26,000	Luye Pharma Group Ltd.* (Pharmaceuticals)	16,890
155	NetEase, Inc. ADR (Internet Software & Services)	31,662
800	New Oriental Education & Technology Group, Inc. ADR (Diversified Consumer Services)	35,248
106,000	PetroChina Co. Ltd. Class H (Oil, Gas & Consumable Fuels)	72,661
148,000	Ping An Insurance Group Co. of China Ltd. Class H (Insurance)	694,576
7,300	Qinqin Foodstuffs Group Cayman Co. Ltd.* (Food Products)	2,700
300,000	Shandong Weigao Group Medical Polymer Co. Ltd. Class H (Health Care Equipment & Supplies)	167,740
9,000	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H (Pharmaceuticals)	22,130
210,000	Shanghai Jin Jiang International Hotels Group Co. Ltd. Class H (Hotels, Restaurants & Leisure)	68,786
12,400	Shanghai Pharmaceuticals Holding Co. Ltd. Class H (Health Care Providers & Services)	29,487
5,000	Shenzhou International Group Holdings Ltd. (Textiles, Apparel & Luxury Goods)	26,394
72,000	Sinopec Shanghai Petrochemical Co. Ltd. Class H (Chemicals)	35,239

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
China – (continued)
11,200	Sinopharm Group Co. Ltd. Class H (Health Care Providers & Services)	$ 54,409
230,200	Tencent Holdings Ltd. (Internet Software & Services)	5,560,049
18,000	Tingyi Cayman Islands Holding Corp. (Food Products)	15,615
6,000	Tsingtao Brewery Co. Ltd. Class H (Beverages)	21,196
1,500	Vipshop Holdings Ltd. ADR* (Internet & Catalog Retail)	21,345
52,000	Want Want China Holdings Ltd. (Food Products)	31,931
4,000	Zhuzhou CRRC Times Electric Co. Ltd. (Electrical Equipment)	22,131
102,000	Zijin Mining Group Co. Ltd. Class H (Metals & Mining)	37,290

		27,750,317

Colombia – 0.1%
6,452	Almacenes Exito SA (Food & Staples Retailing)	29,423
3,315	Bancolombia SA (Commercial Banks)	26,239
1,300	Bancolombia SA ADR (Commercial Banks)	44,408
3,184	Cementos Argos SA (Construction Materials)	11,927
8,800	Ecopetrol SA ADR (Oil, Gas & Consumable Fuels)	75,240
48,898	Empresa de Energia de Bogota SA ESP (Gas Utilities)	28,829
71,482	Empresa de Telecomunicaciones de Bogota (Diversified Telecommunication Services)	13,970
5,718	Grupo Argos SA (Construction Materials)	34,457
2,765	Grupo de Inversiones Suramericana SA (Diversified Financial Services)	34,513
4,049	Grupo Nutresa SA (Food Products)	33,263
11,857	Interconexion Electrica SA ESP (Electric Utilities)	35,108

		367,377

Czech Republic – 0.0%
5,267	CEZ AS (Electric Utilities)	99,685
2,305	Komercni banka AS (Commercial Banks)	90,811

		190,496

Shares	Description	Value
Common Stocks – (continued)
Denmark – 2.0%
1,750	ALK-Abello A/S (Pharmaceuticals)	$ 250,024
39,293	Chr Hansen Holding A/S (Chemicals)	2,471,179
39,980	Coloplast A/S Class B (Health Care Equipment & Supplies)	3,133,029
1,977	Genmab A/S* (Biotechnology)	358,448
71,900	Novo Nordisk A/S ADR (Pharmaceuticals)	4,096,143
61,905	Novozymes A/S (Chemicals)	3,038,254
10,249	Royal Unibrew A/S (Beverages)	471,411

		13,818,488

Finland – 0.2%
20,200	Cramo OYJ (Trading Companies & Distributors)	477,153
44,605	Sponda OYJ (Real Estate Management & Development)	204,587
13,321	Tieto OYJ (IT Services)	383,561

		1,065,301

France – 4.5%
4,955	Alten SA (IT Services)	343,691
58,400	Altran Technologies SA* (IT Services)	847,889
46,257	BNP Paribas SA (Commercial Banks)	2,294,545
7,736	Eiffage SA (Construction & Engineering)	594,785
29,300	Elior Participations SCA(a) (Hotels, Restaurants & Leisure)	639,580
152,990	Engie SA (Multi-Utilities)	2,518,148
21,030	Essilor International SA (Health Care Equipment & Supplies)	2,693,679
2,049	Eurofins Scientific SE (Life Sciences Tools & Services)	768,652
5,215	Hermes International (Textiles, Apparel & Luxury Goods)	2,244,360
5,300	IPSOS (Media)	174,554
26,304	Legrand SA (Electrical Equipment)	1,451,388
21,412	LVMH Moet Hennessy Louis Vuitton SE	3,660,626
12,800	Nexity SA* (Real Estate Management & Development)	680,891
5,993	Orpea (Health Care Providers & Services)	529,630
10,268	Plastic Omnium SA (Auto Components)	325,748
8,403	Rubis SCA (Gas Utilities)	678,180
25,832	Sanofi (Pharmaceuticals)	2,200,196
47,988	Schneider Electric SE (Electrical Equipment)	3,130,890
5,100	Sopra Steria Group (IT Services)	598,966

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
France – (continued)
5,987	Technip SA (Energy Equipment & Services)	$ 335,676
7,276	Teleperformance (Professional Services)	676,984
69,937	TOTAL SA (Oil, Gas & Consumable Fuels)	3,363,538

		30,752,596

Germany – 2.5%
15,649	Aareal Bank AG (Thrifts & Mortgage Finance)	514,168
9,413	adidas AG (Textiles, Apparel & Luxury Goods)	1,546,291
30,759	ADVA Optical Networking SE* (Communications Equipment)	275,600
6,193	AURELIUS Equity Opportunities SE & Co. KGaA (Capital Markets)	377,497
12,493	Bayer AG (Pharmaceuticals)	1,342,971
2,148	Bechtle AG (IT Services)	248,614
1,520	Bertrandt AG (Professional Services)	166,228
6,790	Carl Zeiss Meditec AG (Health Care Equipment & Supplies)	253,580
7,000	Gerresheimer AG (Life Sciences Tools & Services)	600,975
19,426	KION Group AG (Machinery)	1,065,205
17,131	Linde AG (Chemicals)	2,461,977
3,700	MorphoSys AG* (Life Sciences Tools & Services)	163,941
4,900	ProSiebenSat.1 Media SE (Media)	224,453
8,065	Rheinmetall AG (Industrial Conglomerates)	565,049
24,876	SAP SE (Software)	2,177,232
49,704	SAP SE ADR (Software)	4,343,632
8,173	Stroeer SE & Co. KGaA (Media)	388,548
13,536	TLG Immobilien AG (Real Estate Management & Development)	303,049

		17,019,010

Greece – 0.1%
2,925	Aegean Airlines SA (Airlines)	23,387
2,500	Aegean Marine Petroleum Network, Inc. (Oil, Gas & Consumable Fuels)	16,300
8,434	Alpha Bank AE* (Commercial Banks)	17,011
2,300	Costamare, Inc. (Marine)	22,517
6,000	Diana Shipping, Inc.* (Marine)	15,600
2,588	Grivalia Properties REIC AE (Real Estate Investment Trusts)	20,080

Shares	Description	Value
Common Stocks – (continued)
Greece – (continued)
4,471	Hellenic Exchanges - Athens Stock Exchange SA (Diversified Financial Services)	$ 21,064
7,163	Hellenic Telecommunications Organization SA* (Diversified Telecommunication Services)	70,355
2,923	JUMBO SA (Specialty Retail)	34,578
2,047	Motor Oil Hellas Corinth Refineries SA (Oil, Gas & Consumable Fuels)	23,959
5,313	Mytilineos Holdings SA* (Industrial Conglomerates)	23,338
6,090	OPAP SA (Hotels, Restaurants & Leisure)	48,879
16,027	Public Power Corp. SA* (Electric Utilities)	50,837
2,744	Titan Cement Co. SA (Construction Materials)	62,895
3,100	Tsakos Energy Navigation Ltd. (Oil, Gas & Consumable Fuels)	15,872

		466,672

Hong Kong – 0.3%
18,000	China Gas Holdings Ltd. (Gas Utilities)	28,494
344,000	Dawnrays Pharmaceutical Holdings Ltd. (Pharmaceuticals)	225,416
45,000	Lee & Man Paper Manufacturing Ltd. (Paper & Forest Products)	34,798
526,400	Man Wah Holdings Ltd. (Household Durables)	384,547
43,000	Nine Dragons Paper Holdings Ltd. (Paper & Forest Products)	34,281
129,600	Sands China Ltd. (Hotels, Restaurants & Leisure)	495,873
40,000	Sino Biopharmaceutical Ltd (Pharmaceuticals)	26,798
34,500	Sun Art Retail Group Ltd. (Food & Staples Retailing)	23,994
55,000	WH Group Ltd.(a) (Food Products)	43,434
93,000	Wheelock & Co. Ltd. (Real Estate Management & Development)	498,703
352,000	Xinyi Glass Holdings Ltd.* (Auto Components)	269,400

		2,065,738

Hungary – 0.0%
15,273	Magyar Telekom Telecommunications PLC (Diversified Telecommunication Services)	24,434

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Hungary – (continued)
1,110	MOL Hungarian Oil & Gas PLC (Oil, Gas & Consumable Fuels)	$ 69,642
2,571	OTP Bank PLC (Commercial Banks)	62,697
3,485	Richter Gedeon Nyrt (Pharmaceuticals)	73,667

		230,440

India – 1.4%
7,018	Adani Ports & Special Economic Zone Ltd. (Transportation Infrastructure)	24,376
8,672	Ambuja Cements Ltd. (Construction Materials)	35,194
19,130	Ashok Leyland Ltd. (Machinery)	27,264
2,469	Asian Paints Ltd. (Chemicals)	41,133
2,041	Aurobindo Pharma Ltd. (Pharmaceuticals)	24,128
4,143	Axis Bank Ltd. (Commercial Banks)	33,933
688	Bajaj Auto Ltd. (Automobiles)	27,826
10,089	Bharat Heavy Electricals Ltd. (Electrical Equipment)	22,068
20,816	Bharti Airtel Ltd (Wireless Telecommunication Services)	112,862
8,610	Bharti Infratel Ltd. (Diversified Telecommunication Services)	50,809
89	Bosch Ltd. (Auto Components)	33,247
2,623	Cipla Ltd. (Pharmaceuticals)	20,684
51,690	Cipla Ltd. GDR (Pharmaceuticals)	407,599
6,313	Coal India Ltd. (Oil, Gas & Consumable Fuels)	31,005
1,279	Container Corp. of India Ltd. (Road & Rail)	28,657
6,148	Dabur India Ltd. (Personal Products)	27,901
15,328	Dr. Reddy’s Laboratories Ltd. ADR (Pharmaceuticals)	669,067
107	Eicher Motors Ltd. (Machinery)	35,962
5,337	GAIL India Ltd. (Gas Utilities)	30,496
1,947	Glenmark Pharmaceuticals Ltd. (Pharmaceuticals)	25,072
1,279	Godrej Consumer Products Ltd. (Personal Products)	30,407
1,974	HCL Technologies Ltd. (IT Services)	22,227
62,313	HDFC Bank Ltd. ADR (Commercial Banks)	4,316,421
653	Hero MotoCorp Ltd. (Automobiles)	31,245
4,223	Hindustan Unilever Ltd. (Household Products)	58,246

Shares	Description	Value
Common Stocks – (continued)
India – (continued)
3,977	Housing Development Finance Corp. Ltd. (Thrifts & Mortgage Finance)	$ 82,011
20,439	ICICI Bank Ltd. ADR (Commercial Banks)	154,928
19,272	Idea Cellular Ltd. (Wireless Telecommunication Services)	30,265
4,010	Indian Oil Corp. Ltd. (Oil, Gas & Consumable Fuels)	32,591
64,361	Infosys Ltd. ADR (IT Services)	1,057,451
17,034	ITC Ltd. (Tobacco)	64,440
1,652	JSW Steel Ltd. (Metals & Mining)	41,433
2,616	Kotak Mahindra Bank Ltd. (Commercial Banks)	29,884
1,691	Larsen & Toubro Ltd. (Construction & Engineering)	39,462
1,064	Lupin Ltd. (Pharmaceuticals)	27,731
1,313	Mahindra & Mahindra Ltd. (Automobiles)	28,789
491	Maruti Suzuki India Ltd. (Automobiles)	34,983
29,291	NTPC Ltd. (Independent Power Producers & Energy Traders)	69,357
8,997	Oil & Natural Gas Corp. Ltd. (Oil, Gas & Consumable Fuels)	29,893
25,365	Power Grid Corp. of India Ltd. (Electric Utilities)	66,732
6,875	Reliance Industries Ltd. (Oil, Gas & Consumable Fuels)	104,284
3,486	Reliance Infrastructure Ltd. (Electric Utilities)	31,717
156	Shree Cement Ltd. (Construction Materials)	37,560
1,445	Siemens Ltd. (Industrial Conglomerates)	28,507
7,679	State Bank of India (Commercial Banks)	26,415
4,829	Sun Pharmaceutical Industries Ltd. (Pharmaceuticals)	60,022
1,352	Tata Consultancy Services Ltd. (IT Services)	52,964
95,091	Tata Global Beverages Ltd. GDR (Food Products)	202,318
18,089	Tata Motors Ltd. ADR (Automobiles)	684,307
27,338	Tata Power Co. Ltd. (Electric Utilities)	29,438
625	UltraTech Cement Ltd. (Construction Materials)	34,732
555	United Spirits Ltd.* (Beverages)	20,331
3,995	UPL Ltd. (Chemicals)	37,388
19,998	Vedanta Ltd. (Metals & Mining)	49,586
3,001	Wipro Ltd. (IT Services)	24,456

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
India – (continued)
4,118	Zee Entertainment Enterprises Ltd. (Media)	$ 30,619

		9,412,423

Indonesia – 0.4%
766,800	Adaro Energy Tbk PT (Oil, Gas & Consumable Fuels)	61,223
52,200	AKR Corporindo Tbk PT (Trading Companies & Distributors)	26,967
135,600	Astra International Tbk PT (Automobiles)	80,290
41,000	Bank Central Asia Tbk PT (Commercial Banks)	45,312
621,400	Bank Mandiri Persero Tbk PT (Commercial Banks)	482,388
209,200	Bank Negara Indonesia Persero Tbk PT (Commercial Banks)	85,773
661,600	Bank Rakyat Indonesia Persero Tbk PT (Commercial Banks)	584,378
54,000	Charoen Pokphand Indonesia Tbk PT (Food Products)	15,510
7,100	Gudang Garam Tbk PT (Tobacco)	36,663
571,000	Hanson International Tbk PT* (Real Estate Management & Development)	33,785
28,600	Indocement Tunggal Prakarsa Tbk PT (Construction Materials)	37,401
72,000	Indofood Sukses Makmur Tbk PT (Food Products)	45,920
36,900	Jasa Marga Persero Tbk PT (Transportation Infrastructure)	15,042
618,200	Kalbe Farma Tbk PT (Pharmaceuticals)	79,289
28,700	Matahari Department Store Tbk PT (Multiline Retail)	43,802
157,500	Mitra Keluarga Karyasehat Tbk PT (Health Care Providers & Services)	30,587
94,500	Pembangunan Perumahan Persero Tbk PT (Construction & Engineering)	27,920
402,500	Perusahaan Gas Negara Persero Tbk (Gas Utilities)	101,429
161,200	Semen Indonesia Persero Tbk PT (Construction Materials)	115,847
940,300	Sugih Energy Tbk PT* (Oil, Gas & Consumable Fuels)	22,246
28,500	Tambang Batubara Bukit Asam Persero Tbk PT (Oil, Gas & Consumable Fuels)	21,540
1,853,800	Telekomunikasi Indonesia Persero Tbk PT (Diversified Telecommunication Services)	603,432
46,100	Tower Bersama Infrastructure Tbk PT (Wireless Telecommunication Services)	20,093

Shares	Description	Value
Common Stocks – (continued)
Indonesia – (continued)
7,600	Unilever Indonesia Tbk PT (Household Products)	$ 26,176
34,400	United Tractors Tbk PT (Oil, Gas & Consumable Fuels)	41,461

		2,684,474

Ireland – 1.6%
15,780	Accenture PLC Class A (IT Services)	1,780,142
17,797	Allergan PLC* (Pharmaceuticals)	4,501,751
6,008	DCC PLC (Industrial Conglomerates)	536,155
3,689	Global Indemnity PLC* (Insurance)	110,781
196,398	Hibernia REIT PLC (Real Estate Investment Trusts)	298,619
28,931	ICON PLC* (Life Sciences Tools & Services)	2,247,071
22,508	Kingspan Group PLC (Building Products)	517,245
14,678	Smurfit Kappa Group PLC (Containers & Packaging)	344,685
44,624	UDG Healthcare PLC (Health Care Providers & Services)	343,478

		10,679,927

Israel – 0.5%
25,944	Check Point Software Technologies Ltd.* (Software)	1,994,575
231,671	Israel Discount Bank Class A* (Commercial Banks)	399,735
15,841	Orbotech Ltd.* (Electronic Equipment, Instruments & Components)	451,944
19,138	Plus500 Ltd. (Diversified Financial Services)	187,428
14,920	Tower Semiconductor Ltd.* (Semiconductors & Semiconductor Equipment)	201,121

		3,234,803

Italy – 1.0%
58,424	Amplifon SpA (Health Care Providers & Services)	583,049
32,400	Azimut Holding SpA (Capital Markets)	510,211
10,700	Banca Generali SpA (Capital Markets)	221,507
44,102	Banca Mediolanum SpA (Diversified Financial Services)	323,626
24,167	Banca Popolare dell’Emilia Romagna SC (Commercial Banks)	99,424
56,200	Banco Popolare SC (Commercial Banks)	158,509
42,113	Buzzi Unicem SpA (Construction Materials)	845,219

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Italy – (continued)
4,753	DiaSorin SpA (Health Care Equipment & Supplies)	$ 299,287
316,239	Hera SpA (Multi-Utilities)	896,743
4,600	Industria Macchine Automatiche SpA (Machinery)	271,470
96,900	Infrastrutture Wireless Italiane SpA(a) (Diversified Telecommunication Services)	484,909
199,082	Iren SpA (Multi-Utilities)	327,201
22,749	Moncler SpA (Textiles, Apparel & Luxury Goods)	399,239
28,400	RAI Way SpA(a) (Media)	132,294
19,267	Recordati SpA (Pharmaceuticals)	625,322
29,020	Societa Iniziative Autostradali e Servizi SpA (Transportation Infrastructure)	264,115

		6,442,125

Japan – 8.1%
14,000	Air Water, Inc. (Chemicals)	238,047
11,900	Alps Electric Co. Ltd. (Electronic Equipment, Instruments & Components)	265,052
6,800	Amano Corp. (Electronic Equipment, Instruments & Components)	110,003
11,900	Asahi Group Holdings Ltd. (Beverages)	403,972
5,600	Asahi Holdings, Inc. (Metals & Mining)	95,464
31,000	Calsonic Kansei Corp. (Auto Components)	238,487
21,900	Century Tokyo Leasing Corp. (Diversified Financial Services)	758,814
27,100	Daifuku Co. Ltd. (Machinery)	569,426
41,000	Daihen Corp. (Electrical Equipment)	210,401
7,200	Daiichikosho Co. Ltd. (Media)	328,688
132,000	Denka Co. Ltd (Chemicals)	572,427
20,500	DIC Corp. (Chemicals)	483,713
8,600	Doutor Nichires Holdings Co. Ltd. (Hotels, Restaurants & Leisure)	165,261
17,100	DTS Corp. (IT Services)	337,385
36,000	East Japan Railway Co. (Road & Rail)	3,302,268
87,000	Ebara Corp. (Machinery)	473,141
6,800	Ezaki Glico Co. Ltd. (Food Products)	407,067
85,000	Fujikura Ltd. (Electrical Equipment)	478,811
17,600	GMO internet, Inc. (Internet Software & Services)	227,892
61,000	Gunze Ltd. (Textiles, Apparel & Luxury Goods)	175,330
46,200	Haseko Corp. (Household Durables)	485,509

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
12,000	HIS Co. Ltd. (Hotels, Restaurants & Leisure)	$ 319,632
18,900	Hitachi Kokusai Electric, Inc. (Communications Equipment)	302,103
609,000	Hitachi Ltd. (Electronic Equipment, Instruments & Components)	2,782,596
190	Hulic Reit, Inc. (Real Estate Investment Trusts)	335,723
106,900	Ichigo, Inc. (Capital Markets)	466,847
5,600	Izumi Co. Ltd. (Multiline Retail)	242,885
62,900	Japan Airlines Co. Ltd. (Airlines)	1,939,131
506	Japan Hotel REIT Investment Corp. (Real Estate Investment Trusts)	424,434
25,000	K’s Holdings Corp. (Specialty Retail)	462,097
11,700	Kaken Pharmaceutical Co. Ltd. (Pharmaceuticals)	773,680
17,800	Kanamoto Co. Ltd. (Trading Companies & Distributors)	371,029
14,900	Kansai Paint Co. Ltd. (Chemicals)	312,032
134,500	KDDI Corp. (Wireless Telecommunication Services)	4,127,416
4,700	Keyence Corp. (Electronic Equipment, Instruments & Components)	3,315,255
41,500	Kinden Corp. (Construction & Engineering)	500,912
81,800	Komatsu Ltd. (Machinery)	1,589,517
15,200	Kyudenko Corp. (Construction & Engineering)	534,334
57,200	Leopalace21 Corp. (Real Estate Management & Development)	409,871
41,000	Lion Corp. (Household Products)	621,759
45,000	Maeda Corp. (Construction & Engineering)	408,755
5,600	Matsumotokiyoshi Holdings Co. Ltd. (Food & Staples Retailing)	246,940
89	MCUBS MidCity Investment Corp. (Real Estate Investment Trusts)	324,857
23,700	MISUMI Group, Inc. (Trading Companies & Distributors)	435,296
52,000	Nachi-Fujikoshi Corp. (Machinery)	169,261
18,100	Nexon Co. Ltd. (Software)	268,331
29,000	Nichias Corp. (Building Products)	234,427
16,400	Nichiha Corp. (Building Products)	317,362
8,100	Nifco, Inc. (Auto Components)	454,908
69,700	Nikon Corp. (Household Durables)	984,915

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
7,100	Nippon Shinyaku Co. Ltd. (Pharmaceuticals)	$ 389,185
6,100	Nishio Rent All Co. Ltd. (Trading Companies & Distributors)	147,721
17,000	NS Solutions Corp. (IT Services)	320,948
9,500	Obic Co. Ltd. (IT Services)	553,020
322	Orix JREIT, Inc. (Real Estate Investment Trusts)	593,928
42,000	Osaki Electric Co. Ltd. (Electronic Equipment, Instruments & Components)	337,947
10,200	Paltac Corp. (Distributors)	201,089
5,400	Pola Orbis Holdings, Inc. (Personal Products)	531,567
11,800	Resorttrust, Inc. (Hotels, Restaurants & Leisure)	267,033
101,000	Sankyu, Inc. (Road & Rail)	572,780
38,000	Sanyo Chemical Industries Ltd. (Chemicals)	329,971
8,400	Sawai Pharmaceutical Co. Ltd. (Pharmaceuticals)	666,558
9,600	SCSK Corp. (IT Services)	400,468
35,100	Seino Holdings Co. Ltd. (Road & Rail)	357,454
2,500	Shimamura Co. Ltd. (Specialty Retail)	364,731
52,400	SKY Perfect JSAT Holdings, Inc. (Media)	230,942
30,000	Skylark Co. Ltd. (Hotels, Restaurants & Leisure)	399,642
7,400	St Marc Holdings Co. Ltd. (Hotels, Restaurants & Leisure)	222,648
7,700	Starts Corp., Inc. (Household Durables)	154,194
85,600	Sumitomo Mitsui Financial Group, Inc. (Commercial Banks)	2,713,462
7,600	Sundrug Co. Ltd. (Food & Staples Retailing)	659,274
22,100	Suruga Bank Ltd. (Commercial Banks)	503,909
34,300	Sysmex Corp. (Health Care Equipment & Supplies)	2,376,021
8,100	TechnoPro Holdings, Inc. (Professional Services)	276,870
31,000	Temp Holdings Co. Ltd. (Professional Services)	503,115
92,000	The 77 Bank Ltd. (Commercial Banks)	352,467
92,000	The Joyo Bank Ltd. (Commercial Banks)	359,498
12,400	TIS, Inc. (IT Services)	320,155
72,000	Toda Corp. (Construction & Engineering)	360,898
10,000	Tokyo Ohka Kogyo Co. Ltd. (Chemicals)	296,325
8,400	Toridoll.corp (Hotels, Restaurants & Leisure)	244,968

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
3,300	Tosho Co. Ltd. (Hotels, Restaurants & Leisure)	$ 145,232
14,700	Toyo Tire & Rubber Co. Ltd. (Auto Components)	147,207
4,800	Trusco Nakayama Corp. (Trading Companies & Distributors)	240,216
18,000	TS Tech Co. Ltd. (Auto Components)	409,853
53,000	Tsubakimoto Chain Co. (Machinery)	360,089
3,900	Tsuruha Holdings, Inc. (Food & Staples Retailing)	443,481
12,800	Ulvac, Inc. (Semiconductors & Semiconductor Equipment)	396,582
21,900	Unipres Corp. (Auto Components)	356,739
19,000	Valor Holdings Co. Ltd. (Food & Staples Retailing)	520,215
74,900	Yamada Denki Co. Ltd. (Specialty Retail)	394,953
26,000	Yokogawa Bridge Holdings Corp. (Construction & Engineering)	293,569
20,700	Zenkoku Hosho Co. Ltd. (Diversified Financial Services)	818,709
22,500	Zojirushi Corp. (Household Durables)	368,884

		54,907,980

Luxembourg – 0.2%
9,039	APERAM SA (Metals & Mining)	378,452
93,851	ArcelorMittal* (Metals & Mining)	607,955
22,303	Grand City Properties SA (Real Estate Management & Development)	496,391
1,209	Pegas Nonwovens SA (Textiles, Apparel & Luxury Goods)	40,259

		1,523,057

Malaysia – 0.2%
303,200	Astro Malaysia Holdings Bhd (Media)	217,879
26,100	Axiata Group Bhd (Wireless Telecommunication Services)	36,527
1,500	British American Tobacco Malaysia Bhd (Tobacco)	18,189
105,400	Bumi Armada Bhd* (Energy Equipment & Services)	19,404
198,000	CIMB Group Holdings Bhd (Commercial Banks)	213,716
26,200	DiGi.Com Bhd (Wireless Telecommunication Services)	31,936
96,800	Genting Bhd (Hotels, Restaurants & Leisure)	195,624

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Malaysia – (continued)
33,100	Genting Malaysia Bhd (Hotels, Restaurants & Leisure)	$ 34,949
17,900	Globetronics Technology Bhd (Semiconductors & Semiconductor Equipment)	12,764
16,600	Hartalega Holdings Bhd (Health Care Equipment & Supplies)	17,536
33,300	IHH Healthcare Bhd (Health Care Providers & Services)	53,503
33,300	IJM Corp. Bhd (Construction & Engineering)	27,735
32,600	IOI Corp. Bhd (Food Products)	33,898
4,700	Kuala Lumpur Kepong Bhd (Food Products)	26,713
12,200	Lafarge Malaysia Bhd (Construction Materials)	23,828
89,200	Malayan Banking Bhd (Commercial Banks)	175,913
13,800	MISC Bhd (Marine)	25,461
39,200	My EG Services Bhd (IT Services)	19,288
42,800	Petronas Chemicals Group Bhd (Chemicals)	68,871
7,000	Petronas Dagangan Bhd (Oil, Gas & Consumable Fuels)	40,000
4,100	Petronas Gas Bhd (Gas Utilities)	22,437
8,100	PPB Group Bhd (Food Products)	31,867
7,800	Public Bank Bhd (Commercial Banks)	37,392
11,500	RHB Bank Bhd (Commercial Banks)	14,400
65,500	SapuraKencana Petroleum Bhd (Energy Equipment & Services)	23,258
22,000	Sime Darby Bhd (Industrial Conglomerates)	40,144
17,100	Telekom Malaysia Bhd (Diversified Telecommunication Services)	28,713
17,300	Tenaga Nasional Berhad (Electric Utilities)	61,136
15,800	Top Glove, Corp. Bhd (Health Care Equipment & Supplies)	16,652
45,700	Unisem M Bhd (Semiconductors & Semiconductor Equipment)	30,236

		1,599,969

Mexico – 0.9%
53,200	Alfa SAB de CV Class A (Industrial Conglomerates)	87,078
7,900	Alsea SAB de CV (Hotels, Restaurants & Leisure)	28,175
48,097	America Movil SAB de CV ADR Class L (Wireless Telecommunication Services)	554,558

Shares	Description	Value
Common Stocks – (continued)
Mexico – (continued)
14,976	Cemex SA de CV ADR* (Construction Materials)	$ 114,566
617,032	Cemex SAB de CV* (Construction Materials)	470,261
400	Coca-Cola Femsa SAB de CV ADR (Beverages)	31,432
11,900	Concentradora Fibra Danhos SA de CV Class S (Real Estate Investment Trusts)	21,585
2,700	El Puerto de Liverpool SAB de CV Series C1 (Multiline Retail)	26,169
21,000	Fibra Uno Administracion SA de CV* (Real Estate Investment Trusts)	42,829
1,200	Fomento Economico Mexicano SA de CV ADR (Beverages)	107,400
27,000	Fomento Economico Mexicano SAB de CV (Beverages)	241,560
37,600	Genomma Lab Internacional SAB de CV Class B* (Pharmaceuticals)	43,115
13,200	Gentera SAB de CV (Consumer Finance)	24,527
1,800	Gruma SAB de CV Class B (Food Products)	25,888
6,000	Grupo Aeroportuario del Pacifico SAB de CV Class B (Transportation Infrastructure)	59,030
3,645	Grupo Aeroportuario del Sureste SAB de CV Class B (Transportation Infrastructure)	56,016
100,200	Grupo Bimbo SAB de CV Series A (Food Products)	298,676
7,900	Grupo Carso SAB de CV Series A1 (Industrial Conglomerates)	32,262
24,900	Grupo Financiero Banorte SA de CV Class O (Commercial Banks)	136,372
19,600	Grupo Financiero Inbursa SAB de CV Class O (Commercial Banks)	31,496
157,900	Grupo Financiero Santander Mexico SAB de CV Class B (Commercial Banks)	287,673
46,500	Grupo Mexico SAB de CV Series B (Metals & Mining)	112,220
26,765	Grupo Televisa SAB ADR (Media)	711,146
2,330	Industrias Penoles SAB de CV (Metals & Mining)	59,951
8,500	Infraestructura Energetica Nova SAB de CV (Gas Utilities)	34,335
10,600	Kimberly-Clark de Mexico SAB de CV Class A (Household Products)	23,976

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Mexico – (continued)
6,100	Megacable Holdings SAB de CV (Media)	$ 24,449
17,700	Mexichem SAB de CV (Chemicals)	38,572
33,600	Nemak SAB de CV(a) (Auto Components)	38,188
12,600	PLA Administradora Industrial S de RL de CV* (Real Estate Investment Trusts)	20,906
4,000	Promotora y Operadora de Infraestructura SAB de CV (Transportation Infrastructure)	46,647
901,342	Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	2,059,867

		5,890,925

Netherlands – 2.3%
26,485	Aalberts Industries NV (Machinery)	879,367
55,359	Akzo Nobel NV (Chemicals)	3,578,565
18,388	BE Semiconductor Industries NV (Semiconductors & Semiconductor Equipment)	546,036
27,080	Core Laboratories NV (Energy Equipment & Services)	3,163,215
9,231	Euronext NV(a) (Diversified Financial Services)	394,492
70,076	ING Groep NV (Commercial Banks)	783,450
178,302	PostNL NV* (Air Freight & Logistics)	684,763
154,069	RELX NV (Professional Services)	2,776,229
7,892	Steinhoff International Holdings NV (Household Durables)	49,918
21,247	Wright Medical Group NV* (Health Care Equipment & Supplies)	465,947
1,960	X5 Retail Group NV GDR* (Food & Staples Retailing)	42,728
108,220	Yandex NV Class A* (Internet Software & Services)	2,342,963

		15,707,673

Netherlands Antilles – 0.5%
42,651	Schlumberger Ltd. (Energy Equipment & Services)	3,434,259

New Zealand – 0.2%
67,796	Fisher & Paykel Healthcare Corp. Ltd. (Health Care Equipment & Supplies)	514,036
105,500	SKYCITY Entertainment Group Ltd. (Hotels, Restaurants & Leisure)	385,813

Shares	Description	Value
Common Stocks – (continued)
New Zealand – (continued)
195,720	Spark New Zealand Ltd. (Diversified Telecommunication Services)	$ 558,436

		1,458,285

Norway – 0.1%
20,560	Det Norske Oljeselskap ASA* (Oil, Gas & Consumable Fuels)	262,768
41,800	SpareBank 1 SMN (Commercial Banks)	233,784

		496,552

Pakistan – 0.1%
16,000	DG Khan Cement Co. Ltd. (Construction Materials)	32,048
8,500	Engro Corp. Ltd. (Chemicals)	27,148
25,400	Fauji Fertilizer Co. Ltd. (Chemicals)	27,577
19,700	Habib Bank Ltd. (Commercial Banks)	40,878
37,000	Kot Addu Power Co. Ltd. (Independent Power Producers & Energy Traders)	31,054
5,600	Lucky Cement Ltd. (Construction Materials)	39,596
20,100	MCB Bank Ltd. (Commercial Banks)	42,378
22,000	Nishat Mills Ltd. (Textiles, Apparel & Luxury Goods)	25,356
20,400	Oil & Gas Development Co. Ltd. (Oil, Gas & Consumable Fuels)	26,717
16,200	Pakistan Petroleum Ltd. (Oil, Gas & Consumable Fuels)	24,442
8,000	Pakistan State Oil Co. Ltd. (Oil, Gas & Consumable Fuels)	31,978
33,500	The Hub Power Co. Ltd. (Independent Power Producers & Energy Traders)	42,170
5,400	The Searle Co. Ltd. (Pharmaceuticals)	29,447
77,500	TRG Pakistan* (Commercial Services & Supplies)	25,790
15,900	United Bank Ltd. (Commercial Banks)	28,121

		474,700

Panama – 0.0%
1,107	Intercorp Financial Services, Inc. (Commercial Banks)	35,977

Peru – 0.1%
47,212	Alicorp SAA (Food Products)	105,698
3,700	Cia de Minas Buenaventura SAA ADR* (Metals & Mining)	54,205
26,722	Cia Minera Milpo SAA (Metals & Mining)	18,905

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Peru – (continued)
3,764	Credicorp Ltd. (Commercial Banks)	$ 603,482
12,912	Engie Energia Peru SA (Independent Power Producers & Energy Traders)	32,762
66,027	Ferreycorp SAA (Trading Companies & Distributors)	32,127

		847,179

Philippines – 0.2%
25,840	Aboitiz Equity Ventures, Inc. (Industrial Conglomerates)	42,846
43,800	Aboitiz Power Corp. (Independent Power Producers & Energy Traders)	42,090
76,000	Alliance Global Group, Inc. (Industrial Conglomerates)	26,107
2,300	Ayala Corp. (Diversified Financial Services)	42,519
54,100	Ayala Land, Inc. (Real Estate Management & Development)	45,384
15,230	Bank of the Philippine Islands (Commercial Banks)	31,040
13,690	BDO Unibank, Inc. (Commercial Banks)	32,921
270,000	Bloomberry Resorts Corp.* (Hotels, Restaurants & Leisure)	32,135
170,400	D&L Industries, Inc. (Chemicals)	35,933
207,300	Energy Development Corp. (Independent Power Producers & Energy Traders)	25,865
770	Globe Telecom, Inc. (Wireless Telecommunication Services)	37,077
490	GT Capital Holdings, Inc. (Diversified Financial Services)	16,025
29,750	JG Summit Holdings, Inc. (Industrial Conglomerates)	52,760
11,670	Jollibee Foods Corp. (Hotels, Restaurants & Leisure)	63,202
6,560	Manila Electric Co. (Electric Utilities)	45,140
118,300	Metro Pacific Investments Corp. (Diversified Financial Services)	18,853
188,930	Metropolitan Bank & Trust Co. (Commercial Banks)	381,024
1,600	Philippine Long Distance Telephone Co. (Wireless Telecommunication Services)	71,465
35,400	Puregold Price Club, Inc. (Food & Staples Retailing)	36,069
19,570	Robinsons Retail Holdings, Inc. (Food & Staples Retailing)	35,810
11,950	Semirara Mining & Power Corp. (Oil, Gas & Consumable Fuels)	30,306

Shares	Description	Value
Common Stocks – (continued)
Philippines – (continued)
28,140	SM Investments Corp. (Industrial Conglomerates)	$ 411,962
104,400	SM Prime Holdings, Inc. (Real Estate Management & Development)	64,792
14,740	Universal Robina Corp. (Food Products)	62,754

		1,684,079

Poland – 0.2%
1,891	Alior Bank SA* (Commercial Banks)	24,509
3,994	Asseco Poland SA (Software)	54,877
7,809	Bank Pekao SA (Commercial Banks)	247,141
440	Bank Zachodni WBK SA (Commercial Banks)	31,616
619	Budimex SA (Construction & Engineering)	28,838
890	CCC SA (Textiles, Apparel & Luxury Goods)	40,608
1,470	Ciech SA (Chemicals)	21,731
7,726	Cyfrowy Polsat SA* (Media)	46,698
9,340	Enea SA* (Electric Utilities)	26,242
8,100	Energa SA (Electric Utilities)	20,241
4,088	Eurocash SA (Food & Staples Retailing)	54,929
1,168	Grupa Azoty SA (Chemicals)	21,752
1,100	ING Bank Slaski SA (Commercial Banks)	37,402
5,245	Jastrzebska Spolka Weglowa SA* (Metals & Mining)	33,650
3,913	KGHM Polska Miedz SA (Metals & Mining)	79,028
17	LPP SA (Textiles, Apparel & Luxury Goods)	21,432
180	mBank SA* (Commercial Banks)	14,017
28,086	Orange Polska SA (Diversified Telecommunication Services)	38,849
23,308	PGE Polska Grupa Energetyczna SA (Electric Utilities)	76,585
5,652	Polski Koncern Naftowy ORLEN SA (Oil, Gas & Consumable Fuels)	90,562
27,500	Polskie Gornictwo Naftowe i Gazownictwo SA (Oil, Gas & Consumable Fuels)	38,159
42,007	Powszechna Kasa Oszczednosci Bank Polski SA* (Commercial Banks)	256,753
6,300	Powszechny Zaklad Ubezpieczen SA (Insurance)	45,574
24,449	Tauron Polska Energia SA* (Electric Utilities)	19,313

		1,370,506

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Portugal – 0.1%
119,900	Mota-Engil SGPS SA (Construction & Engineering)	$ 229,826
29,200	NOS SGPS SA (Media)	195,405
383,844	Sonae SGPS SA (Food & Staples Retailing)	298,824

		724,055

Russia – 0.3%
38,600	Aeroflot - Russian Airlines PJSC* (Airlines)	50,198
37,500	Alrosa PAO* (Metals & Mining)	40,535
673,000	E.ON Russia JSC* (Independent Power Producers & Energy Traders)	30,597
41,981	Gazprom PJSC ADR (Oil, Gas & Consumable Fuels)	172,542
3,123	Lukoil PJSC ADR (Oil, Gas & Consumable Fuels)	135,719
1,100	Magnit PJSC* (Food & Staples Retailing)	170,296
8,251	Magnit PJSC GDR (Food & Staples Retailing)	316,568
2,130	MegaFon PJSC GDR (Wireless Telecommunication Services)	21,044
7,474	MMC Norilsk Nickel PJSC ADR (Metals & Mining)	110,017
29,000	Mobile TeleSystems PJSC* (Wireless Telecommunication Services)	110,845
22,100	Moscow Exchange MICEX-RTS PJSC* (Diversified Financial Services)	38,059
478	Novatek OJSC GDR (Oil, Gas & Consumable Fuels)	47,704
10,940	PIK Group PJSC* (Household Durables)	41,510
2,643	Polymetal International PLC (Metals & Mining)	38,932
6,887	Rosneft PJSC GDR (Oil, Gas & Consumable Fuels)	33,285
27,740	Rostelecom PJSC* (Diversified Telecommunication Services)	35,983
3,705,000	RusHydro PJSC* (Electric Utilities)	39,770
116,000	Sberbank of Russia PJSC* (Commercial Banks)	245,040
3,293	Severstal PJSC GDR (Metals & Mining)	38,956
123,000	Sistema JSFC* (Wireless Telecommunication Services)	43,024
6,543	Surgutneftegas OJSC ADR (Oil, Gas & Consumable Fuels)	30,853
1,336	Tatneft PJSC ADR (Oil, Gas & Consumable Fuels)	38,043
2,256	Uralkali PJSC GDR* (Chemicals)	31,819

Shares	Description	Value
Common Stocks – (continued)
Russia – (continued)
48,620,000	VTB Bank PJSC* (Commercial Banks)	$ 49,690

		1,911,029

Singapore – 0.2%
130,000	First Resources Ltd. (Food Products)	157,198
252,200	Mapletree Commercial Trust (Real Estate Investment Trusts)	298,155
93,000	Sembcorp Industries Ltd. (Industrial Conglomerates)	194,376
57,500	Silverlake Axis Ltd. (Software)	23,836
150,300	Super Group Ltd. (Food Products)	90,093
94,800	UOL Group Ltd. (Real Estate Management & Development)	409,018

		1,172,676

South Africa – 0.7%
3,994	AngloGold Ashanti Ltd.* (Metals & Mining)	87,217
18,377	Aspen Pharmacare Holdings Ltd.* (Pharmaceuticals)	496,294
3,377	AVI Ltd. (Food Products)	21,827
3,175	Barclays Africa Group Ltd. (Commercial Banks)	35,119
7,250	Barloworld Ltd. (Trading Companies & Distributors)	42,973
4,863	Bid Corp. Ltd.* (Food & Staples Retailing)	90,742
2,442	Clicks Group Ltd. (Food & Staples Retailing)	21,860
7,400	DataTec Ltd. (Electronic Equipment, Instruments & Components)	26,788
3,631	Discovery Ltd. (Insurance)	32,717
3,400	EOH Holdings Ltd. (IT Services)	34,724
13,188	FirstRand Ltd. (Diversified Financial Services)	46,149
11,027	Gold Fields Ltd. (Metals & Mining)	68,088
11,698	Growthpoint Properties Ltd. (Real Estate Investment Trusts)	22,199
5,594	Impala Platinum Holdings Ltd.* (Metals & Mining)	24,689
65,600	KAP Industrial Holdings Ltd. (Industrial Conglomerates)	30,670
15,600	Life Healthcare Group Holdings Ltd. (Health Care Providers & Services)	42,447
1,691	Mondi Ltd. (Paper & Forest Products)	34,270
15,113	MTN Group Ltd. (Wireless Telecommunication Services)	152,762
12,002	Nampak Ltd. (Containers & Packaging)	18,341

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
South Africa – (continued)
1,126	Naspers Ltd. (Media)	$ 176,696
18,094	Netcare Ltd. (Health Care Providers & Services)	41,925
2,826	Pioneer Foods Group Ltd. (Food Products)	36,405
1,812	Remgro Ltd. (Diversified Financial Services)	33,985
6,600	Reunert Ltd. (Industrial Conglomerates)	29,716
4,853	Sanlam Ltd. (Insurance)	22,898
7,098	Sappi Ltd.* (Paper & Forest Products)	36,106
7,522	Sasol Ltd. (Oil, Gas & Consumable Fuels)	200,151
150,983	Shoprite Holdings Ltd. (Food & Staples Retailing)	2,212,665
5,761	Sibanye Gold Ltd. (Metals & Mining)	26,851
4,890	Standard Bank Group Ltd. (Commercial Banks)	48,843
4,863	The Bidvest Group Ltd. (Industrial Conglomerates)	55,896
2,456	The SPAR Group Ltd. (Food & Staples Retailing)	36,639
2,593	Tiger Brands Ltd. (Food Products)	72,834
6,200	Vodacom Group Ltd. (Wireless Telecommunication Services)	71,856
4,673	Woolworths Holdings Ltd. (Multiline Retail)	30,119

		4,463,461

South Korea – 2.1%
118	Amorepacific Corp. (Personal Products)	40,856
251	AMOREPACIFIC Group (Personal Products)	32,380
3,609	Celltrion, Inc.* (Biotechnology)	335,618
208	Coway Co. Ltd. (Household Durables)	15,901
185	E-MART, Inc. (Food & Staples Retailing)	27,027
606	GS Holdings Corp. (Oil, Gas & Consumable Fuels)	26,185
1,486	Hana Financial Group, Inc. (Commercial Banks)	36,588
29	Hanmi Pharm Co. Ltd. (Pharmaceuticals)	15,848
151	Hanmi Science Co. Ltd. (Pharmaceuticals)	19,431
145	Hyosung Corp. (Chemicals)	18,019
190	Hyundai Glovis Co. Ltd. (Air Freight & Logistics)	28,537
2,290	Hyundai Heavy Industries Co. Ltd.* (Machinery)	257,532
154	Hyundai Mobis Co. Ltd. (Auto Components)	35,117
3,255	Hyundai Motor Co. (Automobiles)	384,065

Shares	Description	Value
Common Stocks – (continued)
South Korea – (continued)
412	Hyundai Steel Co. (Metals & Mining)	$ 18,689
16,009	Industrial Bank of Korea (Commercial Banks)	169,534
927	Kangwon Land, Inc. (Hotels, Restaurants & Leisure)	33,932
1,220	KB Financial Group, Inc. (Commercial Banks)	38,738
12,239	KB Financial Group, Inc. ADR (Commercial Banks)	388,711
667	Kia Motors Corp. (Automobiles)	25,126
1,646	KIWOOM Securities Co. Ltd. (Capital Markets)	116,337
544	Komipharm International Co. Ltd.* (Pharmaceuticals)	14,699
455	Korea Aerospace Industries Ltd. (Aerospace & Defense)	32,773
2,770	Korea Electric Power Corp. (Electric Utilities)	151,654
79	Korea Zinc Co. Ltd. (Metals & Mining)	36,036
2,400	KT Corp. ADR (Diversified Telecommunication Services)	36,624
9,960	KT&G Corp. (Tobacco)	1,077,079
1,847	LG Chem Ltd. (Chemicals)	402,529
612	LG Corp. (Industrial Conglomerates)	34,763
371	LG Electronics, Inc. (Household Durables)	17,741
173	LG Household & Health Care Ltd (Personal Products)	155,825
77	Lotte Chemical Corp. (Chemicals)	20,922
76	Medy-Tox, Inc. (Biotechnology)	29,442
1,386	NAVER Corp. (Internet Software & Services)	879,395
31	Orion Corp. (Food Products)	25,533
13,226	Paradise Co. Ltd. (Hotels, Restaurants & Leisure)	189,194
317	POSCO (Metals & Mining)	64,233
474	S-Oil Corp. (Oil, Gas & Consumable Fuels)	32,639
390	Samsung C&T Corp. (Industrial Conglomerates)	47,210
123	Samsung Electronics Co. Ltd. (Computers & Peripherals)	169,245
5,987	Samsung Electronics Co. Ltd. GDR (Computers & Peripherals)	4,111,646
130	Samsung Fire & Marine Insurance Co. Ltd. (Insurance)	30,979
332	Samsung Life Insurance Co. Ltd. (Insurance)	28,884
1,425	Shinhan Financial Group Co. Ltd. (Commercial Banks)	50,923
9,002	Shinhan Financial Group Co. Ltd. ADR (Commercial Banks)	321,281
159	SK Holdings Co. Ltd. (Industrial Conglomerates)	29,666

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
South Korea – (continued)
18,557	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	$ 571,446
2,518	SK Innovation Co. Ltd. (Oil, Gas & Consumable Fuels)	331,818
523	SK Telecom Co. Ltd. (Wireless Telecommunication Services)	107,474
129,500	SK Telecom Co. Ltd. ADR (Wireless Telecommunication Services)	2,966,845
4,600	Viatron Technologies, Inc. (Semiconductors & Semiconductor Equipment)	112,540
208	ViroMed Co. Ltd.* (Biotechnology)	23,696
66	Yuhan Corp. (Pharmaceuticals)	18,059

		14,186,964

Spain – 0.8%
21,335	Atlantica Yield PLC (Independent Power Producers & Energy Traders)	429,900
12,981	Axiare Patrimonio SOCIMI SA (Real Estate Investment Trusts)	177,088
504,359	CaixaBank SA (Commercial Banks)	1,266,437
20,328	Ebro Foods SA (Food Products)	463,639
29,984	Gamesa Corp. Tecnologica SA (Electrical Equipment)	636,215
42,440	Industria de Diseno Textil SA (Specialty Retail)	1,467,734
169,576	Liberbank SA* (Commercial Banks)	129,603
5,600	Mediaset Espana Comunicacion SA (Media)	64,362
38,600	Melia Hotels International SA (Hotels, Restaurants & Leisure)	457,966
53,300	Merlin Properties Socimi SA (Real Estate Investment Trusts)	610,640

		5,703,584

Sweden – 0.5%
3,581	Alfa Laval AB (Machinery)	56,439
46,631	BillerudKorsnas AB (Containers & Packaging)	810,523
19,197	Boliden AB (Metals & Mining)	422,528
44,905	Castellum AB (Real Estate Management & Development)	679,149
8,279	Evolution Gaming Group AB(a) (Hotels, Restaurants & Leisure)	237,849

Shares	Description	Value
Common Stocks – (continued)
Sweden – (continued)
46,645	Hemfosa Fastigheter AB (Real Estate Management & Development)	$ 500,063
18,118	Loomis AB Class B (Commercial Services & Supplies)	522,676
18,309	Mycronic AB (Electronic Equipment, Instruments & Components)	212,349
29,460	NetEnt AB* (Internet Software & Services)	249,320

		3,690,896

Switzerland – 5.2%
12,043	ABB Ltd.* (Electrical Equipment)	255,818
45,712	Aryzta AG* (Food Products)	1,717,354
33,840	Chubb Ltd. (Insurance)	4,238,798
29,690	Cie Financiere Richemont SA (Textiles, Apparel & Luxury Goods)	1,804,914
49,172	Clariant AG* (Chemicals)	855,303
788	dorma+kaba Holding AG Class B* (Commercial Services & Supplies)	575,297
17,537	EFG International AG* (Capital Markets)	83,596
738	Georg Fischer AG (Machinery)	601,545
53,200	Nestle SA (Food Products)	4,263,053
40,959	Novartis AG (Pharmaceuticals)	3,397,268
25,334	Novartis AG ADR (Pharmaceuticals)	2,109,309
13,054	Oriflame Holding AG* (Personal Products)	336,257
12,052	Roche Holding AG (Pharmaceuticals)	3,076,489
1,310	SGS SA (Professional Services)	2,898,038
55,457	Swiss Re AG (Insurance)	4,648,767
7,000	Temenos Group AG* (Software)	432,863
66,050	UBS Group AG* (Capital Markets)	907,997
1,507	Valora Holding AG (Specialty Retail)	435,399
863	Ypsomed Holding AG* (Health Care Equipment & Supplies)	171,177
11,712	Zurich Insurance Group AG* (Insurance)	2,811,969

		35,621,211

Taiwan – 1.4%
75,158	Advanced Semiconductor Engineering, Inc. ADR (Semiconductors & Semiconductor Equipment)	432,159
18,000	Asia Cement Corp. (Construction Materials)	16,465

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Taiwan – (continued)
48,000	AU Optronics Corp. (Electronic Equipment, Instruments & Components)	$ 19,615
3,000	Catcher Technology Co. Ltd. (Computers & Peripherals)	20,917
24,000	Cathay Financial Holding Co. Ltd. (Insurance)	26,998
22,000	Cheng Shin Rubber Industry Co. Ltd. (Auto Components)	45,927
90,000	China Airlines Ltd. (Airlines)	26,461
116,000	China Development Financial Holding Corp. (Commercial Banks)	28,244
70,000	China Steel Corp. (Metals & Mining)	48,425
28,000	Chunghwa Telecom Co. Ltd. (Diversified Telecommunication Services)	100,058
25,000	Compal Electronics, Inc. (Computers & Peripherals)	15,709
344,000	CTBC Financial Holding Co. Ltd. (Commercial Banks)	189,921
6,000	Delta Electronics, Inc. (Electronic Equipment, Instruments & Components)	31,648
55,000	E.Sun Financial Holding Co. Ltd. (Commercial Banks)	30,716
2,045	Eclat Textile Co. Ltd. (Textiles, Apparel & Luxury Goods)	22,923
60,000	Eva Airways Corp.* (Airlines)	28,561
64,000	Far Eastern New Century Corp. (Industrial Conglomerates)	50,013
6,720	Feng TAY Enterprise Co. Ltd. (Textiles, Apparel & Luxury Goods)	30,366
65,000	First Financial Holding Co. Ltd. (Commercial Banks)	36,072
20,000	Formosa Chemicals & Fibre Corp. (Chemicals)	52,119
13,000	Formosa Petrochemical Corp. (Oil, Gas & Consumable Fuels)	36,988
19,000	Formosa Plastic Corp. (Chemicals)	46,363
20,000	Fubon Financial Holding Co. Ltd. (Diversified Financial Services)	24,888
5,000	Giant Manufacturing Co. Ltd. (Leisure Equipment & Products)	33,760
31,000	Hon Hai Precision Industry Co. Ltd. (Electronic Equipment, Instruments & Components)	85,548
90,526	Hon Hai Precision Industry Co. Ltd. GDR (Electronic Equipment, Instruments & Components)	505,009
4,000	Hotai Motor Co. Ltd. (Specialty Retail)	40,188

Shares	Description	Value
Common Stocks – (continued)
Taiwan – (continued)
43,000	Innolux Corp. (Electronic Equipment, Instruments & Components)	$ 15,927
2,000	King Slide Works Co. Ltd. (Machinery)	24,302
1,000	Largan Precision Co. Ltd. (Electronic Equipment, Instruments & Components)	107,508
21,000	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	160,335
527,788	Mega Financial Holding Co. Ltd. (Commercial Banks)	413,890
26,000	Nan Ya Plastics Corp. (Chemicals)	49,256
2,000	OBI Pharma, Inc.* (Biotechnology)	30,905
13,000	Pegatron Corp. (Computers & Peripherals)	32,001
32,000	Pou Chen Corp. (Textiles, Apparel & Luxury Goods)	43,680
5,000	President Chain Store Corp. (Food & Staples Retailing)	40,623
18,000	Quanta Computer, Inc. (Computers & Peripherals)	36,658
15,000	Ruentex Industries Ltd. (Textiles, Apparel & Luxury Goods)	23,994
20,000	Siliconware Precision Industries Co. Ltd. (Semiconductors & Semiconductor Equipment)	30,105
5,000	Standard Foods Corp. (Food Products)	12,435
19,000	Taiwan Cement Corp. (Construction Materials)	20,197
15,000	Taiwan Mobile Co. Ltd. (Wireless Telecommunication Services)	51,716
42,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	226,871
224,267	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Semiconductors & Semiconductor Equipment)	6,230,137
40,000	Teco Electric and Machinery Co. Ltd. (Electrical Equipment)	35,456
8,000	TTY Biopharm Co. Ltd. (Pharmaceuticals)	27,365
35,000	Uni-President Enterprises Corp. (Food Products)	71,531
82,000	United Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	30,537
80,000	Yuanta Financial Holding Co. Ltd. (Capital Markets)	28,113

		9,769,603

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Thailand – 0.3%
10,300	Advanced Info Service PCL (Wireless Telecommunication Services)	$ 52,707
42,485	Advanced Info Service PCL ADR (Wireless Telecommunication Services)	215,314
5,300	Airports of Thailand PCL (Transportation Infrastructure)	60,180
14,738	Bangkok Bank PCL ADR (Banks)	361,843
3,400	Bangkok Bank PCL. (Commercial Banks)	16,743
673,200	Bangkok Dusit Medical Services PCL Class F (Health Care Providers & Services)	435,649
33,500	BEC World PCL (Media)	23,818
117,900	BTS Group Holdings PCL (Road & Rail)	31,843
7,500	Bumrungrad Hospital PCL (Health Care Providers & Services)	39,698
29,400	Charoen Pokphand Foods PCL (Food Products)	23,697
27,700	CP ALL PCL (Food & Staples Retailing)	41,235
15,200	Delta Electronics Thailand PCL (Electronic Equipment, Instruments & Components)	31,165
7,300	Electricity Generating PCL (Independent Power Producers & Energy Traders)	41,725
13,900	Glow Energy PCL (Independent Power Producers & Energy Traders)	34,267
30,200	Hana Microelectronics PCL (Electronic Equipment, Instruments & Components)	25,192
167,300	Home Product Center PCL (Specialty Retail)	48,583
7,100	Kasikornbank PCL (Commercial Banks)	40,747
8,000	KCE Electronics PCL (Electronic Equipment, Instruments & Components)	22,323
32,000	Minor International PCL (Hotels, Restaurants & Leisure)	37,488
18,800	PTT Exploration & Production PCL (Oil, Gas & Consumable Fuels)	45,070
24,900	PTT Global Chemical PCL (Chemicals)	43,695
6,300	PTT PCL (Oil, Gas & Consumable Fuels)	60,278
21,700	Ratchaburi Electricity Generating Holding PCL (Independent Power Producers & Energy Traders)	32,267
63,000	Thai Beverage PCL (Beverages)	48,701

Shares	Description	Value
Common Stocks – (continued)
Thailand – (continued)
233,600	Thaicom PCL (Diversified Telecommunication Services)	$ 148,473
3,400	The Siam Cement PCL (Construction Materials)	49,920
9,100	The Siam Commercial Bank PCL (Commercial Banks)	41,561
140,984	True Corp. PCL (Diversified Telecommunication Services)	36,271

		2,090,453

Turkey – 0.2%
21,000	Akbank TAS (Commercial Banks)	54,270
4,800	Anadolu Efes Biracilik Ve Malt Sanayii AS (Beverages)	32,520
7,668	Arcelik AS (Household Durables)	52,465
3,743	Aygaz AS (Gas Utilities)	14,095
3,796	BIM Birlesik Magazalar AS (Food & Staples Retailing)	70,222
2,912	Cimsa Cimento Sanayi VE Ticaret AS (Construction Materials)	14,635
16,053	Emlak Konut Gayrimenkul Yatirim Ortakligi AS (Real Estate Investment Trusts)	14,379
24,465	Enka Insaat ve Sanayi AS (Industrial Conglomerates)	36,096
49,600	Eregli Demir ve Celik Fabrikalari TAS (Metals & Mining)	75,494
2,085	Ford Otomotiv Sanayi AS (Automobiles)	22,748
13,100	Haci Omer Sabanci Holding AS (Diversified Financial Services)	39,168
8,363	KOC Holding AS (Industrial Conglomerates)	35,884
18,787	Petkim Petrokimya Holding AS (Chemicals)	27,157
2,161	TAV Havalimanlari Holding AS (Transportation Infrastructure)	7,927
4,800	Tofas Turk Otomobil Fabrikasi AS (Automobiles)	38,006
3,268	Tupras Turkiye Petrol Rafinerileri AS (Oil, Gas & Consumable Fuels)	69,938
12,500	Turk Hava Yollari AO* (Airlines)	21,688
27,090	Turkcell Iletisim Hizmetleri AS* (Wireless Telecommunication Services)	93,782
146,290	Turkiye Garanti Bankasi A/S (Commercial Banks)	359,847
8,400	Turkiye Halk Bankasi AS (Commercial Banks)	22,173
19,300	Turkiye Is Bankasi Class C (Commercial Banks)	29,788

		1,132,282

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United Arab Emirates – 0.0%
96,000	Air Arabia PJSC (Airlines)	$ 37,916
76,993	Arabtec Holding PJSC* (Construction & Engineering)	30,903
21,366	DAMAC Properties Dubai Co. PJSC (Real Estate Management & Development)	13,641
49,000	Dubai Investments PJSC (Capital Markets)	28,453
20,000	Dubai Islamic Bank PJSC (Commercial Banks)	29,392
85,000	Dubai Parks & Resorts PJSC* (Hotels, Restaurants & Leisure)	38,307
23,611	Emaar Malls Group PJSC (Real Estate Management & Development)	18,605
23,600	Emaar Properties PJSC (Real Estate Management & Development)	44,283

		241,500

United Kingdom – 10.9%
76,974	3i Group PLC (Capital Markets)	628,711
276,457	Aberdeen Asset Management PLC (Capital Markets)	1,164,407
40,518	Aon PLC (Insurance)	4,338,262
19,036	Ashtead Group PLC (Trading Companies & Distributors)	301,289
5,075	ASOS PLC* (Internet & Catalog Retail)	302,990
530,060	Aviva PLC (Insurance)	2,729,563
21,600	Babcock International Group PLC (Commercial Services & Supplies)	277,030
344,729	Balfour Beatty PLC* (Construction & Engineering)	1,011,234
1,231,174	Barclays PLC (Commercial Banks)	2,510,314
86,049	Beazley PLC (Insurance)	450,738
11,341	Bellway PLC (Household Durables)	314,402
52,478	British American Tobacco PLC (Tobacco)	3,349,398
37,160	Britvic PLC (Beverages)	307,595
10,170	Cardtronics PLC Class A* (IT Services)	447,378
46,382	Carnival PLC (Hotels, Restaurants & Leisure)	2,230,991
194,383	Cobham PLC (Aerospace & Defense)	440,706
160,120	Compass Group PLC (Hotels, Restaurants & Leisure)	3,041,928
4,953	Consort Medical PLC (Health Care Equipment & Supplies)	67,777
67,439	Diageo PLC (Beverages)	1,932,577
43,060	Direct Line Insurance Group PLC (Insurance)	199,242

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – (continued)
125,823	Domino’s Pizza Group PLC (Hotels, Restaurants & Leisure)	$ 660,789
152,515	Experian PLC (Professional Services)	2,983,274
19,267	Ferroglobe PLC (Metals & Mining)	179,568
16,294	Galliford Try PLC (Construction & Engineering)	211,494
1,150,777	GKN PLC (Auto Components)	4,404,592
82,078	GlaxoSmithKline PLC (Pharmaceuticals)	1,833,049
61,423	Greencore Group PLC (Food Products)	266,193
23,100	GVC Holdings PLC (Hotels, Restaurants & Leisure)	192,907
12,057	Hikma Pharmaceuticals PLC (Pharmaceuticals)	419,833
8,651	Hill & Smith Holdings PLC (Metals & Mining)	122,850
35,391	Hiscox. Ltd. (Insurance)	495,978
40,902	HomeServe PLC (Commercial Services & Supplies)	303,138
65,903	Inchcape PLC (Distributors)	587,612
61,755	Informa PLC (Media)	583,457
53,997	InterContinental Hotels Group PLC ADR (Hotels, Restaurants & Leisure)	2,186,879
155,971	Intermediate Capital Group PLC (Capital Markets)	1,181,620
18,030	JD Sports Fashion PLC (Specialty Retail)	299,830
104,408	Just Eat PLC* (Internet Software & Services)	741,145
18,266	Keller Group PLC (Construction & Engineering)	246,044
251,600	Ladbrokes PLC (Hotels, Restaurants & Leisure)	461,699
8,332	Lancashire Holdings Ltd. (Insurance)	66,315
49,700	Lavendon Group PLC (Trading Companies & Distributors)	77,122
2,475,705	Lloyds Banking Group PLC (Commercial Banks)	1,741,284
76,097	Marks & Spencer Group PLC (Multiline Retail)	321,733
4,491	Mediclinic International PLC (Health Care Providers & Services)	63,430
20,600	Micro Focus International PLC (Software)	527,994
106,398	National Express Group PLC (Road & Rail)	475,267
82,953	Nielsen Holdings PLC (Professional Services)	4,467,849
39,592	Northgate PLC (Road & Rail)	200,047
96,163	OneSavings Bank PLC (Thrifts & Mortgage Finance)	260,515
88,087	Pagegroup PLC (Professional Services)	394,228

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – (continued)
59,600	Playtech PLC (Software)	$ 686,433
510,500	Premier Oil PLC* (Oil, Gas & Consumable Fuels)	432,393
94,623	Prudential PLC (Insurance)	1,668,058
140,303	Qinetiq Group PLC (Aerospace & Defense)	416,621
48,240	Reckitt Benckiser Group PLC (Household Products)	4,677,354
41,135	Redrow PLC (Household Durables)	183,932
239,685	Rentokil Initial PLC (Commercial Services & Supplies)	681,465
9,821	Rightmove PLC (Internet Software & Services)	526,510
120,804	Royal Dutch Shell PLC Class B (Oil, Gas & Consumable Fuels)	3,213,231
49,329	RPC Group PLC (Containers & Packaging)	562,886
127,100	Saga PLC (Insurance)	341,548
21,500	Savills PLC (Real Estate Management & Development)	198,879
13,309	Smith & Nephew PLC ADR (Health Care Equipment & Supplies)	443,057
82,948	SSE PLC (Electric Utilities)	1,665,023
23,700	SThree PLC (Professional Services)	80,688
77,360	Stock Spirits Group PLC (Beverages)	158,692
28,000	SVG Capital PLC* (Capital Markets)	204,343
72,344	Tullow Oil PLC* (Oil, Gas & Consumable Fuels)	190,532
43,251	UNITE Group PLC (Real Estate Management & Development)	362,462
33,000	Vesuvius PLC (Machinery)	160,452
596,405	Vodafone Group PLC (Wireless Telecommunication Services)	1,811,807
17,750	Willis Towers Watson PLC (Insurance)	2,194,255
79,863	Worldpay Group PLC*(a) (IT Services)	309,795

		74,174,683

United States – 31.8%
5,590	ABM Industries, Inc. (Commercial Services & Supplies)	208,004
28,174	Advance Auto Parts, Inc. (Specialty Retail)	4,785,636
7,676	Aegion Corp.* (Construction & Engineering)	157,512
20,654	Aetna, Inc. (Health Care Providers & Services)	2,379,547
14,936	Air Lease Corp. (Trading Companies & Distributors)	430,306

Shares	Description	Value
Common Stocks – (continued)
United States – (continued)
3,225	Alamo Group, Inc. (Machinery)	$ 216,494
10,985	American Campus Communities, Inc. (Real Estate Investment Trusts)	593,959
3,196	American Capital Mortgage Investment Corp. (Real Estate Investment Trusts)	52,287
8,919	American Eagle Outfitters, Inc. (Specialty Retail)	159,828
8,851	American Homes 4 Rent Class A (Real Estate Investment Trusts)	192,067
73,125	American International Group, Inc. (Insurance)	3,980,925
11,620	Ameris Bancorp (Commercial Banks)	385,319
9,310	AMERISAFE, Inc. (Insurance)	544,914
9,017	AmerisourceBergen Corp. (Health Care Providers & Services)	768,158
15,265	Amplify Snack Brands, Inc.* (Food Products)	217,679
2,810	Amsurg Corp.* (Health Care Providers & Services)	210,778
4,910	Analogic Corp. (Health Care Equipment & Supplies)	412,538
1,703	Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	104,360
29,279	Anthem, Inc. (Health Care Providers & Services)	3,845,504
13,928	Anworth Mortgage Asset Corp. (Real Estate Investment Trusts)	68,526
40,059	Apple, Inc. (Computers & Peripherals)	4,174,548
11,729	Ares Commercial Real Estate Corp. (Real Estate Investment Trusts)	148,958
18,107	Ascena Retail Group, Inc.* (Specialty Retail)	147,210
9,370	Assured Guaranty Ltd. (Insurance)	251,022
76,371	Axis Capital Holdings Ltd. (Insurance)	4,244,700
6,660	Balchem Corp. (Chemicals)	425,374
4,481	Belden, Inc. (Electronic Equipment, Instruments & Components)	328,054
39,266	Berkshire Hathaway, Inc. Class B* (Diversified Financial Services)	5,664,906
9,000	Blackbaud, Inc. (Software)	601,650
7,912	BMC Stock Holdings, Inc.* (Trading Companies & Distributors)	161,009
5,047	Booz Allen Hamilton Holding Corp. (IT Services)	155,851
7,978	Bristow Group, Inc. (Energy Equipment & Services)	86,242

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United States – (continued)
11,721	Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	$ 146,864
2,777	Cabot Corp. (Chemicals)	135,212
15,114	CalAtlantic Group, Inc. (Household Durables)	547,278
19,940	Callidus Software, Inc.* (Software)	409,368
7,525	Cantel Medical Corp. (Health Care Equipment & Supplies)	503,799
18,620	Catalent, Inc.* (Pharmaceuticals)	475,555
20,620	Cathay General Bancorp (Commercial Banks)	618,188
9,100	CEB, Inc. (Professional Services)	546,364
47,540	Cerner Corp.* (Health Care Technology)	2,966,021
6,335	Chatham Lodging Trust (Real Estate Investment Trusts)	151,913
1,954	Chemed Corp. (Health Care Providers & Services)	287,512
112,655	Cisco Systems, Inc. (Communications Equipment)	3,439,357
10,390	CLARCOR, Inc. (Machinery)	646,881
15,253	ClubCorp Holdings, Inc. (Hotels, Restaurants & Leisure)	221,169
14,030	Cognex Corp. (Electronic Equipment, Instruments & Components)	633,735
13,170	Cohen & Steers, Inc. (Capital Markets)	567,627
1,631	Coherent, Inc.* (Electronic Equipment, Instruments & Components)	172,968
2,504	Colony Capital, Inc. Class A (Real Estate Investment Trusts)	44,521
5,010	Columbia Banking System, Inc. (Commercial Banks)	151,903
70,345	Comcast Corp. Class A (Media)	4,730,701
4,425	Compass Minerals International, Inc. (Metals & Mining)	307,936
2,832	Convergys Corp. (IT Services)	75,473
4,594	Cubic Corp. (Aerospace & Defense)	187,619
2,015	Curtiss-Wright Corp. (Aerospace & Defense)	179,315
46,022	CVS Health Corp. (Food & Staples Retailing)	4,267,160
35,156	CYS Investments, Inc. (Real Estate Investment Trusts)	314,646
14,520	Diplomat Pharmacy, Inc.* (Health Care Providers & Services)	521,704
135,952	Discovery Communications, Inc. Class C* (Media)	3,336,262
44,119	Dollar General Corp. (Multiline Retail)	4,179,834

Shares	Description	Value
Common Stocks – (continued)
United States – (continued)
4,987	Drew Industries, Inc. (Auto Components)	$ 456,859
6,573	Dril-Quip, Inc.* (Energy Equipment & Services)	357,768
15,585	Education Realty Trust, Inc. (Real Estate Investment Trusts)	750,262
5,345	EnerSys (Electrical Equipment)	333,261
7,220	EPAM Systems, Inc.* (IT Services)	507,133
11,804	Essent Group Ltd.* (Thrifts & Mortgage Finance)	282,824
4,639	Everest Re Group Ltd. (Insurance)	876,817
3,900	FEI Co. (Electronic Equipment, Instruments & Components)	415,038
3,933	Ferro Corp.* (Chemicals)	50,972
9,513	First American Financial Corp. (Insurance)	397,739
3,149	First Cash Financial Services, Inc. (Consumer Finance)	161,575
684	First Citizens BancShares, Inc. Class A (Commercial Banks)	177,690
13,850	Five Below, Inc.* (Specialty Retail)	706,488
21,640	Flotek Industries, Inc.* (Chemicals)	307,288
19,170	Forum Energy Technologies, Inc.* (Energy Equipment & Services)	313,046
104,384	Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	3,298,534
138,735	Franklin Resources, Inc. (Capital Markets)	5,020,820
4,518	FTD Cos., Inc.* (Internet & Catalog Retail)	114,351
3,853	FTI Consulting, Inc.* (Professional Services)	165,063
1,843	G&K Services, Inc. Class A (Commercial Services & Supplies)	147,827
122,321	Gentex Corp. (Auto Components)	2,161,412
11,280	Glacier Bancorp, Inc. (Commercial Banks)	311,102
24,895	Globus Medical, Inc. Class A* (Health Care Equipment & Supplies)	571,340
20,545	Grand Canyon Education, Inc.* (Diversified Consumer Services)	864,123
4,612	Granite Construction, Inc. (Construction & Engineering)	229,585
33,642	Graphic Packaging Holding Co. (Containers & Packaging)	458,877
2,725	Group 1 Automotive, Inc. (Specialty Retail)	169,822
15,900	Healthcare Services Group, Inc. (Commercial Services & Supplies)	617,079

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United States – (continued)
27,765	Heartland Express, Inc. (Road & Rail)	$ 514,208
8,055	HEICO Corp. (Aerospace & Defense)	559,903
6,020	HEICO Corp. Class A (Aerospace & Defense)	347,173
4,408	Heidrick & Struggles International, Inc. (Professional Services)	85,780
3,845	Helen of Troy Ltd.* (Household Durables)	383,000
11,987	Hibbett Sports, Inc.* (Specialty Retail)	418,586
3,245	Hillenbrand, Inc. (Machinery)	104,976
141,347	Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	3,277,837
6,585	IBERIABANK Corp. (Commercial Banks)	411,365
6,730	ICU Medical, Inc.* (Health Care Equipment & Supplies)	785,795
5,290	IDACORP, Inc. (Electric Utilities)	427,697
12,705	Impax Laboratories, Inc.* (Pharmaceuticals)	399,191
9,855	INC Research Holdings, Inc. Class A* (Life Sciences Tools & Services)	438,646
1,283	Infinity Property & Casualty Corp. (Insurance)	105,257
5,426	Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	144,332
3,223	Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	271,602
2,814	International Speedway Corp. Class A (Hotels, Restaurants & Leisure)	95,029
11,900	Kansas City Southern (Road & Rail)	1,143,709
17,645	KapStone Paper and Packaging Corp. (Paper & Forest Products)	251,971
5,086	KAR Auction Services, Inc. (Commercial Services & Supplies)	217,528
9,338	Kindred Healthcare, Inc. (Health Care Providers & Services)	114,484
3,443	Korn/Ferry International (Professional Services)	79,223
980	Landstar System, Inc. (Road & Rail)	69,080
3,899	LaSalle Hotel Properties (Real Estate Investment Trusts)	107,417
2,230	LifePoint Health, Inc.* (Health Care Providers & Services)	131,971
6,660	Lithia Motors, Inc. Class A (Specialty Retail)	574,691

Shares	Description	Value
Common Stocks – (continued)
United States – (continued)
5,995	Live Nation Entertainment, Inc.* (Media)	$ 164,383
11,360	LogMeIn, Inc.* (Internet Software & Services)	975,938
12,045	MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	475,898
17,630	Maiden Holdings Ltd. (Insurance)	246,291
6,860	MarketAxess Holdings, Inc. (Diversified Financial Services)	1,108,988
24,935	Marriott International, Inc. Class A (Hotels, Restaurants & Leisure)	1,787,839
43,251	MasterCard, Inc. Class A (IT Services)	4,119,225
23,130	Matador Resources Co.* (Oil, Gas & Consumable Fuels)	487,812
3,547	MAXIMUS, Inc. (IT Services)	208,989
37,420	McKesson Corp. (Health Care Providers & Services)	7,280,435
10,910	Medidata Solutions, Inc.* (Health Care Technology)	579,867
31,253	MFA Financial, Inc. (Real Estate Investment Trusts)	235,023
97,191	Microsoft Corp. (Software)	5,508,786
2,719	Minerals Technologies, Inc. (Chemicals)	177,442
11,345	Mobile Mini, Inc. (Commercial Services & Supplies)	368,826
4,700	Monro Muffler Brake, Inc. (Specialty Retail)	294,314
61,536	Motorola Solutions, Inc. (Communications Equipment)	4,269,368
4,946	Multi Packaging Solutions International Ltd.* (Containers & Packaging)	71,816
7,525	National Health Investors, Inc. (Real Estate Investment Trusts)	591,239
240,615	National Oilwell Varco, Inc. (Energy Equipment & Services)	7,783,895
8,626	Nationstar Mortgage Holdings, Inc.* (Thrifts & Mortgage Finance)	108,946
12,929	Navient Corp. (Consumer Finance)	183,592
13,843	Navigant Consulting, Inc.* (Professional Services)	272,846
6,123	Nelnet, Inc. Class A (Consumer Finance)	247,430
3,322	NETGEAR, Inc.* (Communications Equipment)	170,850
38,400	NorthStar Realty Europe Corp. (Real Estate Investment Trusts)	355,200

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United States – (continued)
12,765	NorthWestern Corp. (Multi-Utilities)	$ 775,346
3,009	Nu Skin Enterprises, Inc. Class A (Personal Products)	160,681
25,534	Office Depot, Inc.* (Specialty Retail)	88,348
5,403	Olin Corp. (Chemicals)	112,923
385,069	Oracle Corp. (Software)	15,803,232
5,463	Owens & Minor, Inc. (Health Care Providers & Services)	195,084
6,760	Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	386,537
3,926	PAREXEL International Corp.* (Life Sciences Tools & Services)	262,453
43,699	Parker-Hannifin Corp. (Machinery)	4,989,989
7,674	Parsley Energy, Inc. Class A* (Oil, Gas & Consumable Fuels)	218,786
11,875	Pebblebrook Hotel Trust (Real Estate Investment Trusts)	352,094
3,628	PNM Resources, Inc. (Electric Utilities)	124,658
8,595	Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	490,517
9,743	PRA Group, Inc.* (Consumer Finance)	271,440
21,055	Primoris Services Corp. (Construction & Engineering)	380,043
10,170	ProAssurance Corp. (Insurance)	525,382
2,810	Proofpoint, Inc.* (Software)	213,195
7,020	Proto Labs, Inc.* (Machinery)	386,381
26,809	QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	1,677,707
14,306	Radian Group, Inc. (Thrifts & Mortgage Finance)	184,547
5,875	RBC Bearings, Inc.* (Machinery)	446,676
11,377	RPX Corp.* (Professional Services)	114,566
7,442	RSP Permian, Inc.* (Oil, Gas & Consumable Fuels)	267,540
58,456	Sabre Corp. (IT Services)	1,703,992
1,069	Safety Insurance Group, Inc. (Insurance)	68,095
1,440	Scholastic Corp. (Media)	59,184
3,853	Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	145,682
10,016	Select Medical Holdings Corp.* (Health Care Providers & Services)	115,184
1,024	Sensient Technologies Corp. (Chemicals)	75,602
11,955	Shire PLC ADR (Biotechnology)	2,320,705

Shares	Description	Value
Common Stocks – (continued)
United States – (continued)
7,555	Silgan Holdings, Inc. (Containers & Packaging)	$ 374,577
4,621	Silver Bay Realty Trust Corp. (Real Estate Investment Trusts)	83,270
56,822	SLM Corp.* (Consumer Finance)	408,550
3,400	Southern Copper Corp. (Metals & Mining)	88,366
22,835	STAG Industrial, Inc. (Real Estate Investment Trusts)	579,552
6,445	Starwood Property Trust, Inc. (Real Estate Investment Trusts)	140,501
3,264	Starz Class A* (Media)	98,671
80,283	State Street Corp. (Capital Markets)	5,281,016
6,750	Steel Dynamics, Inc. (Metals & Mining)	181,035
6,150	Steven Madden Ltd.* (Textiles, Apparel & Luxury Goods)	215,373
17,011	Stifel Financial Corp.* (Capital Markets)	601,339
7,545	Sun Communities, Inc. (Real Estate Investment Trusts)	597,187
9,338	Sykes Enterprises, Inc.* (IT Services)	286,583
3,427	SYNNEX Corp. (Electronic Equipment, Instruments & Components)	344,516
29,606	T. Rowe Price Group, Inc. (Capital Markets)	2,092,848
11,128	Tailored Brands, Inc. (Specialty Retail)	163,025
10,265	Team Health Holdings, Inc.* (Health Care Providers & Services)	419,223
7,054	TeleTech Holdings, Inc. (IT Services)	201,321
6,172	Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	121,897
5,643	Tetra Tech, Inc. (Commercial Services & Supplies)	185,824
10,070	Texas Capital Bancshares, Inc.* (Commercial Banks)	488,798
18,680	Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	882,070
102,816	The Bank of New York Mellon Corp. (Capital Markets)	4,050,950
29,573	The Boeing Co. (Aerospace & Defense)	3,952,727
1,920	The Brink’s Co. (Commercial Services & Supplies)	63,014
11,645	The Finish Line, Inc. Class A (Specialty Retail)	253,046
3,003	The Hanover Insurance Group, Inc. (Insurance)	247,267
923	The Navigators Group, Inc. (Insurance)	86,457

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United States – (continued)
3,559	The Priceline Group, Inc.* (Internet & Catalog Retail)	$ 4,807,533
5,215	The Toro Co. (Machinery)	479,519
22,196	The Walt Disney Co. (Media)	2,129,706
2,869	Thor Industries, Inc. (Automobiles)	219,593
31,519	Time Warner, Inc. (Media)	2,415,931
10,885	Tumi Holdings, Inc.* (Textiles, Apparel & Luxury Goods)	291,174
6,970	Tupperware Brands Corp. (Household Durables)	436,880
4,580	Tutor Perini Corp.* (Construction & Engineering)	115,050
28,573	Two Harbors Investment Corp. (Real Estate Investment Trusts)	250,014
5,470	Tyler Technologies, Inc.* (Software)	891,719
15,752	United Technologies Corp. (Aerospace & Defense)	1,695,703
2,237	Universal Corp. (Tobacco)	132,676
7,120	Universal Forest Products, Inc. (Building Products)	769,814
7,680	US Ecology, Inc. (Commercial Services & Supplies)	347,904
51,410	Visa, Inc. Class A (IT Services)	4,012,550
16,775	Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	1,329,419
10,163	Walker & Dunlop, Inc.* (Thrifts & Mortgage Finance)	240,558
8,354	Washington Federal, Inc. (Thrifts & Mortgage Finance)	208,850
3,590	WD-40 Co. (Household Products)	412,778
13,470	Webster Financial Corp. (Commercial Banks)	484,381
6,530	WESCO International, Inc.* (Trading Companies & Distributors)	363,982
13,145	West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	1,055,281
5,167	Western Refining, Inc. (Oil, Gas & Consumable Fuels)	107,732
16,185	Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	396,371
12,241	World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	582,672

		216,214,496

TOTAL COMMON STOCKS (Cost $607,538,254)		$625,613,883

Shares	Description	Value
Preferred Stocks – 0.9%
Brazil – 0.1%
22,582	Banco ABC Brasil SA (Commercial Banks)	$ 98,201
4,400	Centrais Eletricas Brasileiras SA Class B* (Electric Utilities)	30,234
7,800	Cia Energetica de Minas Gerais (Electric Utilities)	21,867
9,200	Gerdau SA (Metals & Mining)	21,990
6,200	Itau Unibanco Holding SA (Commercial Banks)	64,612
11,150	Itausa - Investimentos Itau SA (Commercial Banks)	28,748
9,600	Lojas Americanas SA (Multiline Retail)	56,699
40,900	Petroleo Brasileiro SA* (Oil, Gas & Consumable Fuels)	149,730
5,400	Suzano Papel e Celulose SA Class A (Paper & Forest Products)	16,521
28,800	Vale SA (Metals & Mining)	133,323

		621,925

Colombia – 0.0%
2,928	Grupo Argos SA (Construction Materials)	16,881
62,552	Grupo Aval Acciones y Valores SA (Commercial Banks)	23,839
1,391	Grupo de Inversiones Suramericana SA (Diversified Financial Services)	17,000

		57,720

Germany – 0.8%
17,142	Jungheinrich AG (Machinery)	522,864
6,564	Sartorius AG (Health Care Equipment & Supplies)	524,838
29,577	Volkswagen AG (Automobiles)	4,161,285

		5,208,987

Panama – 0.0%
46,754	Avianca Holdings SA (Airlines)	35,104

Russia* – 0.0%
14	AK Transneft OAO (Oil, Gas & Consumable Fuels)	35,317
67,200	Surgutneftegas OAO (Oil, Gas & Consumable Fuels)	33,212

		68,529

TOTAL PREFERRED STOCKS – 0.9% (Cost $6,019,304)		$5,992,265

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Units	Description	Expiration Date	Value
Right* – 0.0%
China – 0.0%
4,666	China Resources Beer Holdings Co. Ltd.	08/09/16	$ 1,877
(Cost $-)

Shares	Description		Value
Exchange Traded Fund – 0.1%
18,600	iShares MSCI Frontier 100 ETF JDR		$ 466,860
(Cost $465,694)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(b) – 6.9%
Repurchase Agreements – 6.9%
Joint Repurchase Agreement Account II
$47,000,000	0.345%	08/01/16	$ 47,000,000
(Cost $47,000,000)

TOTAL INVESTMENTS – 99.9% (Cost $661,023,252)			$679,074,885

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%			636,276

NET ASSETS – 100.0%			$679,711,161

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by an underylying manager and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $ 2,324,811, which represents approximately 0.3% of net assets as of July 31, 2016.

(b)	Joint repurchase agreement was entered into on July 29, 2016. Additional information appears in the Notes to the Schedule of Investments section.

Currency Abbreviations:
AUD	— Australian Dollar
CHF	— Swiss Franc
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
IDR	— Indonesian Rupiah
ILS	— Israeli Shekel
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— U.S. Dollar

Investment Abbreviations:
ADR	— American Depositary Receipt
CP	— Commercial Paper
ETF	— Exchange Traded Fund
GDR	— Global Depository Receipt
LLC	— Limited Liability Company
MTN	— Medium Term Note
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At July 31, 2016, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

Bank of America Securities LLC	AUD	834,630	USD	619,827	$633,195	09/21/16	$13,368
	CHF	613,040	USD	632,096	634,380	09/21/16	2,283
	DKK	1,300,950	USD	194,865	195,966	09/21/16	1,101
	ILS	142,670	USD	37,133	37,451	09/21/16	318
	JPY	340,550,030	USD	3,328,775	3,344,213	09/21/16	15,438
	NZD	27,610	USD	19,589	19,893	09/21/16	303
	SGD	15,170	USD	11,266	11,310	09/21/16	45
	USD	857,948	AUD	1,130,640	857,764	09/21/16	183
	USD	13,708,594	CHF	13,188,950	13,648,057	09/21/16	60,537
	USD	1,239,757	NOK	10,083,210	1,195,203	09/21/16	44,555
	USD	5,346,752	SEK	43,399,720	5,085,182	09/21/16	261,571
Commonwealth Bank of Australia	EUR	3,646,510	USD	4,062,526	4,085,747	09/21/16	23,221
	USD	3,189,713	DKK	20,814,220	3,135,304	09/21/16	54,409
	USD	47,063,360	EUR	41,293,610	46,267,590	09/21/16	795,770
	USD	32,049,263	GBP	22,116,150	29,295,997	09/21/16	2,753,265
	USD	66,873	ILS	254,710	66,861	09/21/16	11
State Street Bank and Trust	SGD	103,319	USD	76,020	77,061	08/04/16	1,040

TOTAL							$4,027,418

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

Bank of America Securities LLC	GBP	48,660	USD	65,086	$64,457	09/21/16	$(628)
	HKD	1,552,200	USD	200,297	200,197	09/21/16	(100)
	NOK	396,790	USD	47,413	47,033	09/21/16	(380)
	SEK	2,345,840	USD	277,829	274,864	09/21/16	(2,965)
	USD	10,900,300	AUD	14,718,400	11,166,172	09/21/16	(265,872)
	USD	15,108,440	HKD	117,203,950	15,116,533	09/21/16	(8,092)
	USD	39,724,980	JPY	4,244,507,620	41,681,214	09/21/16	(1,956,234)
	USD	540,514	NZD	778,400	560,828	09/21/16	(20,314)
	USD	2,151,365	SGD	2,916,390	2,174,399	09/21/16	(23,033)
Commonwealth Bank of Australia	USD	2,398,066	EUR	2,140,530	2,398,365	09/21/16	(299)
	USD	1,034,008	ILS	3,941,330	1,034,595	09/21/16	(585)

TOTAL							$(2,278,502)

TAX INFORMATION — At July 31, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$661,344,539

Gross unrealized gain	51,341,297
Gross unrealized loss	(33,610,951)

Net unrealized security gain	$17,730,346

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments

July 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Bank Loans(a) – 26.1%
Aerospace – 0.1%
Sequa Corp.
$498,708	5.250%	06/19/17	$ 401,460

Aerospace & Defense – 0.2%
BE Aerospace, Inc.
400,000	3.750	12/16/21	402,200
Transdigm, Inc.
246,851	3.750	06/04/21	245,864

			648,064

Airlines – 0.8%
American Airlines, Inc.
987,500	3.250	06/27/20	983,264
CEVA Group PLC
54,585	6.500	03/19/21	45,579
Delta Air Lines, Inc.
744,216	3.250	10/18/18	746,210
500,000	4.750	07/30/21	494,065
US Airways Group, Inc.
244,950	3.500	05/23/19	244,719

			2,513,837

Automotive - Parts – 0.9%
Allison Transmission, Inc.
246,835	3.500	08/23/19	246,939
Capital Automotive LP
180,239	4.000	04/10/19	180,727
Chrysler Group LLC
1,019,026	3.250	12/31/18	1,020,300
Evergreen Skills Lux S.a.r.l.
610,703	5.750	04/28/21	502,047
Gates Global LLC
183,893	4.250	07/06/21	179,801
Jaguar Holding Company II
743,741	4.250	08/18/22	743,183

			2,872,997

Building Materials – 0.5%
Engility Corp.
250,000	12.000	05/30/21	255,312
Jeld-Wen, Inc.
992,500	4.750	07/01/22	996,222
Wilsonart LLC
309,610	4.000	10/31/19	309,093

			1,560,627

Chemicals – 0.4%
Ineos US Finance LLC
409,644	3.750	05/04/18	409,217
246,873	4.250	03/31/22	246,525
MacDermid, Inc.
592,481	5.500	06/07/20	591,741

			1,247,483

Consumer Cyclical Services – 0.5%
First Data Corp.
1,500,000	4.488	03/24/21	1,506,795

Principal Amount	Interest Rate	Maturity Date	Value
Bank Loans (a) – (continued)
Consumer Cyclical Services – (continued)
Samsonite International SA
$77,922	4.000%	05/12/23	$ 78,669

			1,585,464

Consumer Products - Household & Leisure – 0.7%
Affinion Group, Inc.
454,987	6.750	04/30/18	431,227
B&G Foods, Inc.
129,729	3.750	11/02/22	130,338
Life Time Fitness, Inc.
948,489	4.250	06/10/22	945,918
Revlon Consumer Products Corp.
500,000	4.750	07/22/23	499,220

			2,006,703

Diversified Manufacturing – 0.1%
Emerald US Inc.
98,870	5.000	05/09/21	89,971
Rexnord LLC
234,462	4.000	08/21/20	234,207

			324,178

Energy – 0.4%
CJ Holding Co.
495,000	6.500	03/23/20	356,153
Dynegy Holdings, Inc.
249,357	4.000	04/23/20	248,682
Seadrill Partners Finco LLC
743,272	4.000	02/21/21	324,252
Templar Energy LLC
673,042	8.500	11/25/20	156,482

			1,085,569

Energy - Exploration & Production – 0.2%
Fieldwood Energy LLC
554,514	3.875	10/01/18	472,263
Murray Energy Corp.
138,952	7.500	04/16/20	102,477

			574,740

Entertainment – 0.4%
Sabre, Inc.
204,753	4.500	02/19/19	205,351
Zuffa LLC
987,220	3.750	02/25/20	986,401

			1,191,752

Environmental – 0.1%
Tervita Corp.
201,023	6.250	05/15/18	193,484

Finance – 0.1%
Walter Investment Management Corp.
250,000	4.750	12/19/20	206,250

Finance Insurance – 0.5%
Alliant Holdings I, Inc.
500,000	4.500	08/12/22	496,875

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Bank Loans (a) – (continued)
Finance Insurance – (continued)
Hub International Ltd.
$1,087,887	4.250%	10/02/20	$ 1,084,580

			1,581,455

Financial Services – 0.4%
AlixPartners LLP
496,250	4.500	07/28/22	497,491
New Millennium Holdco, Inc.
165,239	7.500	12/21/20	116,493
Sophia LP
496,250	4.750	09/30/22	496,042

			1,110,026

Food & Beverage – 0.7%
NBTY, Inc.
650,000	5.000	05/05/23	646,750
US Foods, Inc.
1,500,000	4.000	06/27/23	1,507,185

			2,153,935

Food & Drug Retailers – 0.6%
ON Semiconductor Corp.
1,579,600	5.250	03/31/23	1,597,370
Rite Aid Corp.
250,000	5.750	08/21/20	250,625

			1,847,995

Gaming – 0.7%
Boyd Gaming Corp.
216,533	4.000	08/14/20	217,243
Mohegan Tribal Gaming Authority
905,398	5.500	06/15/18	903,588
Scientific Games International, Inc.
248,724	6.000	10/18/20	248,413
726,456	6.000	10/01/21	725,548

			2,094,792

Health Care - Medical Products – 0.5%
Carestream Health, Inc.
232,877	5.000	06/07/19	227,055
250,000	9.500	12/07/19	240,625
Kinetic Concepts, Inc.
998,750	5.000	11/04/20	999,579

			1,467,259

Health Care - Services – 2.0%
Air Medical Group Holdings, Inc.
800,662	4.250	04/28/22	786,651
American Renal Holdings, Inc.
647,356	4.750	09/20/19	638,054
BPA Laboratories, Inc.
80,336	2.500	07/01/17	35,348
Community Health Systems, Inc.
440,218	3.924	12/31/18	435,895
992,481	4.000	01/27/21	979,767
Iasis Healthcare LLC
246,803	4.500	05/03/18	246,110

Principal Amount	Interest Rate	Maturity Date	Value
Bank Loans (a) – (continued)
Health Care - Services – (continued)
Kindred Healthcare, Inc.
$497,463	4.250%	04/09/21	$ 493,732
Quorum Health Corp.
748,125	6.750	04/29/22	754,985
Select Medical Corp.
493,248	6.000	06/01/18	493,864
U.S. Renal Care, Inc.
1,169,667	5.250	12/31/22	1,157,970

			6,022,376

Home Construction – 0.1%
The ServiceMaster Co.
246,859	4.250	07/01/21	247,709

Lodging – 0.2%
Hilton Worldwide Finance LLC
500,000	3.500	10/26/20	501,155

Media - Broadcasting & Radio – 1.2%
Cumulus Media Holdings, Inc.
800,000	4.250	12/23/20	566,504
EIG Investors Corp.
286,746	6.480	11/09/19	276,710
iHeart Communications, Inc.
1,500,000	7.246	01/30/19	1,154,535
250,000	7.996	07/30/19	192,125
Townsquare Media, Inc.
93,252	4.250	04/01/22	93,252
Tribune Media Co.
990,000	3.750	12/27/20	991,238
Uber Technologies
500,000	5.000	07/13/23	499,065

			3,773,429

Media - Cable – 1.6%
Altice US Finance I Corp.
989,746	4.250	12/14/22	991,607
Charter Communications Operating LLC
997,500	3.500	01/24/23	1,001,490
Communications Sales & Leasing, Inc.
990,000	5.000	10/24/22	988,762
WideOpenWest Finance LLC
396,137	4.500	04/01/19	396,236
Ziggo N.V.
508,851	3.652	01/15/22	506,017
416,809	3.701	01/15/22	414,487
524,340	3.701	01/15/22	521,420

			4,820,019

Media - Non Cable – 0.7%
Advantage Sales & Marketing, Inc.
246,859	4.250	07/23/21	245,492
250,000	7.500	07/25/22	233,125
Cengage Learning Acquisitions, Inc.
1,000,000	5.250	06/07/23	997,500
Media General, Inc.
750,000	4.000	07/31/20	749,925

			2,226,042

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Bank Loans (a) – (continued)
Metals & Mining – 0.3%
FMG Resources (August 2006) Pty Ltd.
$902,638	4.250%	06/30/19	$ 885,073

Packaging – 1.0%
Ardagh Holdings USA, Inc.
1,034,166	4.000	12/17/19	1,036,111
BWAY Holding Co., Inc.
400,000	5.500	08/14/20	399,856
Klockner-Pentaplast of America, Inc.
702,133	5.000	04/28/20	704,984
Reynolds Group Holdings, Inc.
1,000,000	4.250	02/01/23	1,000,540

			3,141,491

Pharmaceutical – 0.6%
Catalent Pharma Solutions, Inc.
246,852	4.250	05/20/21	247,602
DPx Holdings B.V.
246,851	4.250	03/11/21	245,773
PRA Holdings, Inc.
241,247	4.500	09/23/20	242,554
Valeant Pharmaceuticals International, Inc.
1,263,436	5.000	04/01/22	1,253,834

			1,989,763

Property/Casualty Insurance – 0.2%
York Risk Services Holding Corp.
688,827	4.750	10/01/21	609,185

Real Estate – 0.1%
Hudson’s Bay Co.
230,415	4.750	09/30/22	230,703

Restaurants – 0.5%
1011778 B.C. Unlimited Liability Co.
1,482,452	3.750	12/10/21	1,488,323

Retailers – 2.1%
Academy Ltd.
121,977	5.000	07/01/22	117,886
Albertsons LLC
1,500,000	4.750	06/22/23	1,509,060
BJ’s Wholesale Club, Inc.
241,546	4.500	09/26/19	240,976
Dell, Inc.
250,000	2.250	06/02/21	241,625
1,000,000	4.000	05/24/23	1,000,230
Mattress Holding Corp.
215,827	6.250	10/20/21	213,958
Microsemi Corp.
502,514	5.250	01/15/23	505,403
PetSmart, Inc.
1,482,487	4.250	03/11/22	1,484,474
Rite Aid Corp.
750,000	4.875	06/21/21	751,125

Principal Amount	Interest Rate	Maturity Date	Value
Bank Loans (a) – (continued)
Retailers – (continued)
Supervalu, Inc.
$461,601	5.500%	03/21/19	$ 460,794

			6,525,531

Services Cyclical - Business Services – 0.7%
ADS Waste Holdings, Inc.
750,000	3.750	10/09/19	748,905
Ceridian LLC
243,924	4.500	09/15/20	234,167
TransUnion LLC
393,918	3.500	04/09/21	393,567
Travelport Finance S.A.R.L.
750,000	5.000	09/02/21	750,750

			2,127,389

Special Purpose – 0.1%
KP Germany Erste GmbH
300,057	5.000	04/28/20	301,275

Technology - Hardware – 0.4%
Diebold, Inc.
555,000	5.250	11/06/23	553,846
Micron Technology, Inc.
750,000	6.000	04/26/22	757,312

			1,311,158

Technology - Software/Services – 2.7%
Applied Systems, Inc.
763,388	4.000	01/25/21	764,152
Avago Technologies Cayman Ltd.
2,150,938	4.250	02/01/23	2,150,594
Black Knight InfoServ LLC
75,573	3.750	05/27/22	76,045
BMC Software Finance, Inc.
1,090,129	5.000	09/10/20	999,649
Emdeon, Inc.
246,811	3.750	11/02/18	247,275
Equinix, Inc.
34,913	4.000	01/08/23	35,000
Informatica Corp.
744,375	4.500	08/05/22	733,678
Lawson Software, Inc.
728,968	3.750	06/03/20	719,855
Magic NewCo. LLC
246,799	5.000	12/12/18	247,159
MKS Instruments, Inc.
193,387	4.250	05/01/23	194,596
Syniverse Holdings, Inc.
309,993	4.000	04/23/19	249,545
197,925	4.000	04/23/19	160,319
Tibco Software, Inc.
500,000	6.500	12/04/20	479,375
Western Digital Corp.
1,155,000	6.250	04/29/23	1,165,591

			8,222,833

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Bank Loans (a) – (continued)
Telecommunications - Internet & Data – 1.1%
Asurion LLC
$485,009	5.000%	05/24/19	$ 485,514
725,000	8.500	03/03/21	717,902
Avaya, Inc.
803,526	5.243	10/26/17	655,677
344,817	6.250	05/29/20	259,303
Level 3 Financing, Inc.
1,250,000	4.000	01/15/20	1,255,000

			3,373,396

Telecommunications - Satellites – 0.2%
Intelsat Jackson Holdings SA
783,850	3.750	06/30/19	742,212

Transportation – 0.2%
CEVA Intercompany B.V.
56,267	6.500	03/19/21	46,983
Ceva Logistics Canada ULC
9,701	6.500	03/19/21	8,101
Ceva Logistics US Holdings, Inc.
77,610	6.500	03/19/21	64,804
Syncreon Group Holdings B.V.
682,529	5.250	10/28/20	580,150

			700,038

Utilities – 1.3%
Energy Future Intermediate Holding Co. LLC
2,000,000	4.250	12/19/16	2,002,500
Penn Products Terminals LLC
77,625	4.750	04/13/22	77,431
Texas Competitive Electric Holdings Co.
1,483,544	4.000	10/31/17	1,486,021
338,352	4.000	07/27/23	338,917

			3,904,869

TOTAL BANK LOANS (Cost $81,071,133)			$ 79,812,039

Corporate Obligations – 31.3%
Aerospace & Defense(b)(c) – 0.1%
Huntington Ingalls Industries, Inc.
$295,000	5.000%	11/15/25	$ 315,650

Automotive(b)(c) – 0.2%
Schaeffler Finance BV
700,000	4.250	05/15/21	718,375

Banks – 0.1%
Banco Nacional de Costa Rica(b)
120,000	5.875	04/25/21	125,250
Oschadbank Via SSB #1 PLC(d)
200,000	9.375	03/10/23	196,500

			321,750

Building Materials(c) – 0.7%
American Builders & Contractors Supply Co., Inc.(b)
640,000	5.625	04/15/21	662,400
Gibraltar Industries, Inc.
500,000	6.250	02/01/21	514,375

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Building Materials(c) – (continued)
Masonite International Corp.(b)
$1,000,000	5.625%	03/15/23	$ 1,055,000

			2,231,775

Chemicals – 0.1%
OCP SA
150,000	5.625	04/25/24	162,375

Consumer Cyclical Services(c) – 1.0%
CEB, Inc.(b)
36,000	5.625	06/15/23	36,450
Ceridian HCM Holding, Inc.(b)
24,000	11.000	03/15/21	24,360
First Data Corp.(b)
600,000	6.750	11/01/20	627,000
800,000	5.000	01/15/24	806,000
Iron Mountain, Inc.(b)
700,000	6.000	10/01/20	743,750
United Rentals North America, Inc.
750,000	5.875	09/15/26	778,125

			3,015,685

Consumer Noncyclical(c) – 0.2%
NeuStar, Inc.
775,000	4.500	01/15/23	684,906

Consumer Products - Household & Leisure(c) – 1.0%
Newell Brands, Inc.(b)
667,000	5.000	11/15/23	705,086
Spectrum Brands, Inc.
1,015,000	5.750	07/15/25	1,098,737
The Scotts Miracle-Gro Co.(b)
1,200,000	6.000	10/15/23	1,281,000

			3,084,823

Diversified Financial Services – 0.4%
Bankrate, Inc.(b)(c)
700,000	6.125	08/15/18	708,750
Ukreximbank Via Biz Finance PLC
375,000	9.625	04/27/22	372,188

			1,080,938

Electric(b)(c) – 0.1%
Calpine Corp.
123,000	5.250	06/01/26	125,152
Transelec SA
100,000	3.875	01/12/29	100,402

			225,554

Energy – 2.2%
BGEO Group JSC(b)
125,000	6.000	07/26/23	125,000
Blue Racer Midstream LLC/Blue Racer Finance Corp.(b)(c)
1,300,000	6.125	11/15/22	1,222,000
California Resources Corp.(b)(c)
345,000	8.000	12/15/22	219,075
CITGO Petroleum Corp.(b)(c)
500,000	6.250	08/15/22	480,000

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Energy – (continued)
Pertamina Persero PT
$90,000	4.875%	05/03/22	$ 95,400
145,000	4.300	05/20/23	149,034
Petrobras Global Finance BV
1,650,000	8.375	05/23/21	1,741,204
200,000	8.750	05/23/26	207,460
Petroleos de Venezuela SA
260,000	5.250	04/12/17	180,960
356,667	8.500	11/02/17	276,862
529,104	9.000	11/17/21	255,928
55,000	12.750	02/17/22	29,672
1,272,632	6.000	05/16/24	465,020
566,742	6.000	11/15/26	205,444
210,000	5.375	04/12/27	76,705
75,000	9.750	05/17/35	33,375
70,000	5.500	04/12/37	25,113
Petroleos Mexicanos
222,000	8.000	05/03/19	249,595
340,000	6.375	02/04/21	372,208
Western Refining, Inc.(c)
202,000	6.250	04/01/21	186,850
Whiting Petroleum Corp.(c)
95,000	6.250	04/01/23	77,662

			6,674,567

Energy - Exploration & Production – 1.1%
Continental Resources, Inc.(c)
115,000	5.000	09/15/22	107,238
439,000	4.500	04/15/23	395,100
Halcon Resources Corp.(b)(c)(e)
375,000	8.625	02/01/20	345,000
KazMunayGas National Co. JSC
190,000	9.125	07/02/18	209,000
200,000	7.000	05/05/20	217,160
275,000	6.375	04/09/21	296,202
Linn Energy LLC/Linn Energy Finance Corp.(c)(e)
655,000	6.250	11/01/19	108,075
MEG Energy Corp.(b)(c)
450,000	6.375	01/30/23	315,000
150,000	7.000	03/31/24	108,375
Memorial Production Partners LP/Memorial Production Finance Corp.(c)
200,000	7.625	05/01/21	100,000
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC(c)(e)
700,000	10.000	06/01/20	402,500
72,000	10.750	10/01/20	900
300,000	9.250	06/01/21	3,750
Newfield Exploration Co.(c)
380,000	5.375	01/01/26	361,000
PDC Energy, Inc.(c)
500,000	7.750	10/15/22	517,500
Peabody Energy Corp.(e)
40,000	6.250	11/15/21	5,100

			3,491,900

Energy - Services(b)(c) – 0.3%
Hiland Partners Holdings LLC/Hiland Partners Finance Corp.
757,000	5.500	05/15/22	758,360

Entertainment(b)(c) – 0.3%
Six Flags Entertainment Corp.
700,000	4.875	07/31/24	700,000

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Entertainment(b)(c) – (continued)
WMG Acquisition Corp.
$110,000	5.000%	08/01/23	$ 111,375

			811,375

Entertainment & Leisure(c) – 1.0%
AMC Entertainment, Inc.
200,000	5.875	02/15/22	204,750
294,000	5.750	06/15/25	295,470
Cinemark USA, Inc.
1,000,000	4.875	06/01/23	1,022,500
ClubCorp Club Operations, Inc.(b)
700,000	8.250	12/15/23	729,750
Sabre GLBL, Inc.(b)
800,000	5.250	11/15/23	838,000

			3,090,470

Finance – 0.8%
Ally Financial, Inc.
1,000,000	4.125	03/30/20	1,022,500
CIT Group, Inc.(b)
500,000	5.500	02/15/19	528,750
Icahn Enterprises LP/Icahn Enterprises Finance Corp.(c)
1,000,000	5.875	02/01/22	955,000

			2,506,250

Finance Insurance(b)(c) – 0.2%
HUB International Ltd.
200,000	9.250	02/15/21	211,000
400,000	7.875	10/01/21	398,000

			609,000

Food & Beverage(c) – 0.2%
B&G Foods, Inc.
700,000	4.625	06/01/21	720,125

Gaming – 1.3%
Boyd Gaming Corp.(b)(c)
470,000	6.375	04/01/26	500,550
GLP Capital LP/GLP Financing II, Inc.
250,000	4.375	04/15/21	260,000
714,000	5.375	04/15/26	760,410
MGM Growth Properties Operating Partnership LP/MGP Escrow Co-Issuer, Inc.(b)(c)
170,000	5.625	05/01/24	181,900
MGM Resorts International
1,000,000	6.625	12/15/21	1,107,500
Seminole Hard Rock Entertainment, Inc.(b)(c)
1,000,000	5.875	05/15/21	1,015,000

			3,825,360

Health Care - Medical Products – 0.8%
Fresenius Medical Care US Finance II, Inc.(b)
700,000	5.875	01/31/22	789,250
Grifols Worldwide Operations Ltd.(c)
965,000	5.250	04/01/22	1,006,013

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Health Care - Medical Products – (continued)
Kinetic Concepts, Inc.(b)(c)
$500,000	7.875%	02/15/21	$ 541,875

			2,337,138

Health Care - Pharmaceuticals – 0.7%
Mallinckrodt International Finance SA
678,000	4.750	04/15/23	600,030
Mallinckrodt International Finance SA/Mallinckrodt CB LLC(b)(c)
300,000	5.500	04/15/25	279,000
Quintiles Transnational Corp.(b)(c)
1,000,000	4.875	05/15/23	1,030,000
Valeant Pharmaceuticals International, Inc.(b)(c)
250,000	6.125	04/15/25	207,500

			2,116,530

Health Care - Services – 1.8%
Acadia Healthcare Co., Inc.(c)
825,000	5.625	02/15/23	818,813
Amsurg Corp.(c)
1,000,000	5.625	07/15/22	1,050,000
Centene Corp.(c)
235,000	5.625	02/15/21	247,925
235,000	6.125	02/15/24	252,625
CHS/Community Health Systems, Inc.(c)
700,000	5.125	08/01/21	698,250
DaVita HealthCare Partners, Inc.(c)
1,000,000	5.125	07/15/24	1,032,500
210,000	5.000	05/01/25	212,625
HCA, Inc.
114,000	5.375	02/01/25	119,130
900,000	5.250	04/15/25	960,187

			5,392,055

Internet(c) – 0.5%
Zayo Group LLC/Zayo Capital, Inc.
1,500,000	6.375	05/15/25	1,571,250

Lodging(c) – 0.3%
Interval Acquisition Corp.
1,000,000	5.625	04/15/23	1,030,000

Machinery(b) – 0.1%
Boart Longyear Management Pty Ltd.
500,000	10.000	10/01/18	258,750

Media - Broadcasting & Radio(c) – 1.7%
AMC Networks, Inc.
1,000,000	5.000	04/01/24	1,020,000
Sinclair Television Group, Inc.(b)
1,000,000	5.625	08/01/24	1,035,000
240,000	5.875	03/15/26	252,000
Sirius XM Radio, Inc.(b)
1,200,000	4.625	05/15/23	1,198,500
Townsquare Media, Inc.(b)
442,000	6.500	04/01/23	441,447
Univision Communications, Inc.(b)
1,200,000	5.125	02/15/25	1,233,000

			5,179,947

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Media - Cable – 2.2%
Altice US Finance I Corp.(b)(c)
$900,000	5.375%	07/15/23	$ 928,125
CCO Holdings LLC/CCO Holdings Capital Corp.(c)
600,000	5.125	02/15/23	619,500
Charter Communications Operating LLC/Charter Communications Operating Capital(b)(c)
1,000,000	4.908	07/23/25	1,101,263
CSC Holdings LLC
1,100,000	6.750	11/15/21	1,167,375
100,000	5.250	06/01/24	95,250
SFR Group SA(b)(c)
200,000	6.000	05/15/22	194,500
1,000,000	6.250	05/15/24	961,250
Videotron Ltd.
600,000	5.000	07/15/22	616,500
Virgin Media Secured Finance PLC(b)(c)
1,100,000	5.250	01/15/26	1,102,783

			6,786,546

Media - Non Cable(c) – 1.3%
LIN Television Corp.
800,000	6.375	01/15/21	837,000
Nielsen Finance LLC/Nielsen Finance Co.(b)
990,000	5.000	04/15/22	1,022,175
Outfront Media Capital LLC/Outfront Media Capital Corp.
1,090,000	5.875	03/15/25	1,160,850
VeriSign, Inc.
1,000,000	4.625	05/01/23	1,030,000

			4,050,025

Metals & Mining(c) – 0.3%
Hecla Mining Co.
300,000	6.875	05/01/21	299,250
New Gold, Inc.(b)
645,000	6.250	11/15/22	659,512
Oshkosh Corp.
41,000	5.375	03/01/25	42,743

			1,001,505

Packaging – 1.2%
Ball Corp.
100,000	4.000	11/15/23	101,500
775,000	5.250	07/01/25	837,000
Owens-Brockway Glass Container, Inc.(b)
500,000	5.875	08/15/23	538,750
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu(c)
1,167,000	5.750	10/15/20	1,204,927
Sealed Air Corp.(b)(c)
1,000,000	5.125	12/01/24	1,050,000

			3,732,177

Pipelines(c) – 1.8%
Genesis Energy LP/Genesis Energy Finance Corp.
283,000	6.750	08/01/22	284,415
161,000	6.000	05/15/23	160,195
500,000	5.625	06/15/24	477,500

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Pipelines(c) – (continued)
MPLX LP(b)
$500,000	4.875%	12/01/24	$ 493,750
500,000	4.875	06/01/25	493,750
ONEOK, Inc.
250,000	7.500	09/01/23	273,750
Regency Energy Partners LP/Regency Energy Finance Corp.
1,000,000	5.000	10/01/22	1,047,500
Sabine Pass Liquefaction LLC
800,000	5.625	02/01/21	822,000
300,000	5.625	03/01/25	305,250
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
742,000	5.500	08/15/22	684,495
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
500,000	5.250	05/01/23	487,500

			5,530,105

Real Estate(c) – 0.5%
Communications Sales & Leasing, Inc./CSL Capital LLC(b)
550,000	6.000	04/15/23	570,625
RHP Hotel Properties LP/RHP Finance Corp.
940,000	5.000	04/15/23	949,400

			1,520,025

Retailers – 1.3%
CVS Health Corp.(c)
600,000	4.750	12/01/22	686,259
Dollar Tree, Inc.(c)
1,000,000	5.750	03/01/23	1,080,000
GameStop Corp.(b)(c)
600,000	5.500	10/01/19	614,520
L Brands, Inc.
680,000	5.625	02/15/22	751,400
795,000	6.875	11/01/35	840,712

			3,972,891

Technology - Hardware – 0.8%
CommScope, Inc.(b)(c)
390,000	5.500	06/15/24	406,088
NCR Corp.(c)
1,000,000	5.000	07/15/22	1,007,500
Sensata Technologies BV(b)
1,080,000	5.000	10/01/25	1,117,800

			2,531,388

Technology - Software/Services(c) – 0.8%
Equinix, Inc.
100,000	5.375	04/01/23	105,250
800,000	5.750	01/01/25	852,000
MSCI, Inc.(b)
1,000,000	5.250	11/15/24	1,062,500
Open Text Corp.(b)
370,000	5.875	06/01/26	384,800
Western Digital Corp.(b)
66,000	7.375	04/01/23	71,858

			2,476,408

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Telecommunications - Cellular – 0.7%
SoftBank Group Corp.
$600,000	4.500	%(b)	04/15/20	$ 623,280
400,000	6.000	(c)	07/30/25	433,000
T-Mobile USA, Inc.(c)
500,000	6.625		04/01/23	534,375
400,000	6.375		03/01/25	429,000

				2,019,655

Telecommunications - Satellites(c) – 0.0%
Intelsat Jackson Holdings SA
100,000	5.500		08/01/23	65,500

Transportation – 0.1%
Air Medical Merger Sub Corp.(b)(c)
240,000	6.375		05/15/23	231,000
Pelabuhan Indonesia II PT
200,000	4.250		05/05/25	202,750

				433,750

Utilities - Electric(c) – 0.3%
NRG Energy, Inc.
570,000	6.250		05/01/24	568,575
Talen Energy Supply LLC(b)
450,000	5.125		07/15/19	426,375

				994,950

Wireless Telecommunications – 1.9%
Altice Financing SA(b)(c)
600,000	6.500		01/15/22	618,000
Altice Luxembourg SA(b)(c)
350,000	7.750		05/15/22	354,812
Digicel Group Ltd.(b)(c)
600,000	8.250		09/30/20	544,500
Digicel Ltd.(b)(c)
400,000	6.000		04/15/21	376,000
DigitalGlobe, Inc.(b)(c)
1,200,000	5.250		02/01/21	1,164,000
Hughes Satellite Systems Corp.
185,000	7.625		06/15/21	197,950
40,000	5.250	(b)	08/01/26	39,900
Inmarsat Finance PLC(b)(c)
1,129,000	4.875		05/15/22	1,050,422
Ooredoo International Finance Ltd.(b)
150,000	3.750		06/22/26	154,778
Sprint Corp.
550,000	7.875		09/15/23	502,562
500,000	7.625	(c)	02/15/25	448,750
Wind Acquisition Finance SA(b)(c)
200,000	4.750		07/15/20	199,000

				5,650,674

Wirelines Telecommunications – 0.9%
Anixter, Inc.
500,000	5.125		10/01/21	527,500
CenturyLink, Inc.
483,000	5.625		04/01/20	510,916
499,000	5.625	(c)	04/01/25	472,013
Frontier Communications Corp.(c)
350,000	11.000		09/15/25	373,625

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Wirelines Telecommunications – (continued)
Level 3 Financing, Inc.(c)
	$100,000	5.375%		05/01/25	$ 105,000
West Corp.(b)(c)
	800,000	5.375		07/15/22	750,000

					2,739,054

TOTAL CORPORATE OBLIGATIONS (Cost $94,400,812)					$ 95,719,561

Foreign Debt Obligations – 34.1%
Sovereign – 34.1%
Brazil Letras do Tesouro Nacional(f)
BRL	1,995,000	0.000%		01/01/17	$ 582,038
	1,330,000	0.000		01/01/19	310,299
Brazil Notas do Tesouro Nacional
	4,950,000	10.000		01/01/18	1,474,537
	6,555,000	10.000		01/01/21	1,896,638
	1,000,000	10.000		01/01/23	283,844
	7,790,000	10.000		01/01/25	2,185,959
	4,000,000	10.000		01/01/27	1,107,718
	514,724	6.000		05/15/35	160,869
	1,048,189	6.000		08/15/50	331,654
Dominican Republic
	$268,000	5.875		04/18/24	283,410
	390,000	5.500		01/27/25	402,675
	265,000	6.875		01/29/26	298,125
	610,000	6.875	(b)	01/29/26	686,250
	100,000	7.450		04/30/44	113,500
	750,000	6.850		01/27/45	808,125
Ecuador Government International Bond
	655,000	10.750	(b)	03/28/22	654,181
	450,000	7.950		06/20/24	396,562
Federal Republic of Brazil
	160,000	8.250		01/20/34	201,200
	475,000	5.000		01/27/45	432,250
	400,000	5.625		02/21/47	388,000
Government of Jamaica
	165,000	8.000		06/24/19	178,200
	410,000	6.750		04/28/28	447,925
Hungary Government Bond
HUF	40,400,000	5.500		12/22/16	147,836
	91,170,000	6.750		02/24/17	338,789
	87,500,000	6.750		11/24/17	339,398
	9,640,000	2.500		06/22/18	35,496
	100,000,000	6.500		06/24/19	411,460
	55,750,000	3.500		06/24/20	213,724
	$390,000	5.375		02/21/23	435,895
	134,000	5.750		11/22/23	154,344
HUF	162,710,000	6.000		11/24/23	723,031
	104,500,000	3.000		06/26/24	383,892
	242,190,000	5.500		06/24/25	1,058,135
Indonesia Government Bond
IDR	2,718,000,000	5.625		05/15/23	192,145
	35,359,000,000	8.375		03/15/24	2,914,091
	6,601,000,000	9.000		03/15/29	573,433
	31,293,000,000	8.750		05/15/31	2,711,096
	2,807,000,000	8.375		03/15/34	233,318
	7,400,000,000	8.250		05/15/36	616,926
Islamic Republic of Pakistan
	$75,000	8.250	(b)	04/15/24	83,268
	110,000	8.250		04/15/24	122,126

Principal Amount		Interest Rate		Maturity Date	Value
Foreign Debt Obligations – (continued)
Sovereign – (continued)
Jordan Government International Bond(b)
	$35,000	6.125%		01/29/26	$ 37,538
Malaysia Government Bond
MYR	905,000	4.262		09/15/16	222,727
	365,000	4.012		09/15/17	91,094
	5,020,000	3.654		10/31/19	1,254,850
	1,760,000	4.048		09/30/21	448,145
	9,794,000	4.181		07/15/24	2,505,293
	5,302,000	3.955		09/15/25	1,327,606
	790,000	4.254		05/31/35	195,498
Mexican Udibonos
MXN	6,072,769	4.000		06/13/19	342,754
Oman Government International Bond(b)
	$140,000	3.625		06/15/21	143,780
Perusahaan Penerbit SBSN
	160,000	4.325		05/28/25	168,922
	434,000	4.550		03/29/26	465,079
	190,000	4.550	(b)	03/29/26	203,606
Philippine Government Bond
PHP	6,780,000	3.625		09/09/25	148,840
Poland Government Bond
PLN	2,475,000	2.500		07/25/18	645,447
	2,710,000	5.500		10/25/19	774,119
	80,000	1.500		04/25/20	20,150
	660,000	5.250		10/25/20	190,893
	5,390,000	5.750		09/23/22	1,644,718
	8,124,000	3.250		07/25/25	2,156,678
	2,366,000	2.500		07/25/26	587,423
Provincia de Cordoba
	$150,000	7.125		06/10/21	152,063
Provincia del Chubut Argentina(b)
	545,000	7.750		07/26/26	547,725
Republic of Angola
	150,000	9.500	(b)	11/12/25	142,500
	75,000	9.500		11/12/25	71,250
Republic of Argentina
	240,000	6.250		04/22/19	254,400
	400,000	6.875		04/22/21	430,000
	210,000	6.875	(b)	04/22/21	225,750
	350,000	7.500		04/22/26	380,100
	430,000	7.500	(b)	04/22/26	466,980
EUR	172,013	7.820		12/31/33	196,638
	$894,500	8.280		12/31/33	1,001,840
EUR	475,000	0.000	(g)	12/15/35	54,167
	2,100,000	0.000	(g)	12/15/35	218,400
	$230,000	7.125	(b)	07/06/36	233,680
	801,000	2.500	(d)	12/31/38	542,677
	125,000	7.625	(b)	04/22/46	133,125
Republic of Azerbaijan
	175,000	4.750		03/18/24	177,188
Republic of Belize(d)
	150,000	5.000		02/20/38	84,375
Republic of Chile
CLP	15,000,000	5.500		08/05/20	24,202
Republic of Colombia
COP	1,979,000,000	7.000		05/04/22	637,244
	4,913,300,000	10.000		07/24/24	1,849,945
	$275,000	4.500	(c)	01/28/26	294,250
COP	1,600,200,000	7.500		08/26/26	516,833
	163,000,000	9.850		06/28/27	63,466
	3,968,300,000	6.000		04/28/28	1,124,270
	175,000	7.375		09/18/37	225,312

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Foreign Debt Obligations – (continued)
Sovereign – (continued)
Republic of Costa Rica
	$60,000	4.375%		04/30/25	$ 57,075
	50,000	7.000		04/04/44	53,000
	225,000	7.158		03/12/45	239,625
Republic of Croatia
	515,000	6.750		11/05/19	564,569
	300,000	6.750		11/05/19	328,875
	790,000	5.500		04/04/23	850,237
	460,000	6.000		01/26/24	508,300
Republic of Egypt
	100,000	5.750		04/29/20	102,625
	250,000	5.875		06/11/25	233,125
Republic of El Salvador
	65,000	7.375		12/01/19	69,550
	60,000	7.750		01/24/23	65,850
	70,000	5.875		01/30/25	69,563
	90,000	6.375		01/18/27	90,675
	80,000	7.650		06/15/35	83,800
Republic of Ghana
	80,000	7.875		08/07/23	69,300
	735,000	8.125		01/18/26	635,775
Republic of Guatemala
	245,000	4.500		05/03/26	258,169
Republic of Honduras
	200,000	7.500		03/15/24	225,943
Republic of Indonesia
	100,000	3.375		04/15/23	102,000
EUR	120,000	2.625		06/14/23	139,023
	$120,000	5.875		01/15/24	140,250
	165,000	4.125		01/15/25	174,900
	40,000	4.750		01/08/26	44,700
IDR	21,611,000,000	8.375		09/15/26	1,814,938
EUR	385,000	3.750		06/14/28	462,712
	$295,000	6.625		02/17/37	381,656
	60,000	7.750		01/17/38	86,325
	225,000	4.625		04/15/43	237,464
	380,000	5.125		01/15/45	428,925
Republic of Iraq(c)
	125,000	5.800		01/15/28	93,906
Republic of Ivory Coast(c)(d)
	1,221,660	5.750		12/31/32	1,172,794
Republic of Kazakhstan
	300,000	4.875		10/14/44	298,500
	300,000	6.500		07/21/45	353,250
Republic of Kenya
	120,000	6.875		06/24/24	113,400
Republic of Mongolia
	35,000	10.875		04/06/21	38,763
	40,000	5.125		12/05/22	36,085
Republic of Namibia(b)
	55,000	5.250		10/29/25	57,269
Republic of Panama
	175,000	4.000	(c)	09/22/24	189,219
	200,000	8.875		09/30/27	297,000
Republic of Paraguay
	445,000	4.625		01/25/23	466,137
	160,000	5.000	(b)	04/15/26	171,200
	165,000	6.100		08/11/44	184,800
Republic of Peru
PEN	679,000	5.700		08/12/24	205,974
	590,000	8.200		08/12/26	208,232

Principal Amount		Interest Rate		Maturity Date	Value
Foreign Debt Obligations – (continued)
Sovereign – (continued)
Republic of Peru – (continued)
	$220,000	4.125%		08/25/27	$ 244,200
PEN	650,000	6.950		08/12/31	211,117
	1,420,000	6.900		08/12/37	456,807
	$150,000	5.625		11/18/50	190,312
Republic of Romania
RON	480,000	6.750		06/11/17	126,786
	850,000	5.950		06/11/21	247,953
	3,670,000	4.750		02/24/25	1,029,398
	3,850,000	5.800		07/26/27	1,165,275
	$376,000	6.125		01/22/44	483,160
Republic of Serbia
	230,000	4.875		02/25/20	237,762
Republic of South Africa
ZAR	7,955,000	8.250		09/15/17	577,287
	12,808,602	6.750		03/31/21	874,680
	$265,000	5.875		09/16/25	300,775
ZAR	40,551,997	10.500		12/21/26	3,288,623
	7,916,667	8.000		01/31/30	525,464
	4,943,538	7.000		02/28/31	297,316
	9,931,373	8.250		03/31/32	662,831
	3,200,000	6.250		03/31/36	169,437
	27,100,000	6.500		02/28/41	1,433,555
	3,740,000	8.750		02/28/48	253,529
Republic of Sri Lanka
	$100,000	5.750	(b)	01/18/22	102,999
	225,000	6.125		06/03/25	227,531
	210,000	6.850	(b)	11/03/25	220,762
	200,000	6.825	(b)	07/18/26	208,477
Republic of Turkey
TRY	1,710,000	0.000	(f)	12/14/16	556,047
	430,000	9.000		03/08/17	144,033
	3,220,000	6.300		02/14/18	1,039,363
	1,750,000	8.500		07/10/19	574,947
	920,000	7.100		03/08/23	272,078
	$285,000	7.375		02/05/25	339,150
TRY	12,240,564	8.000		03/12/25	3,734,510
	1,947,650	10.600		02/11/26	696,358
	$100,000	4.250		04/14/26	97,250
	130,000	4.875		10/09/26	131,950
	140,000	6.625		02/17/45	162,400
Republic of Uruguay
	460,789	5.100		06/18/50	467,125
Republic of Venezuela
	195,000	7.750		10/13/19	93,356
	245,000	6.000		12/09/20	106,881
	260,000	12.750		08/23/22	136,825
	382,700	9.000		05/07/23	169,823
	630,000	8.250		10/13/24	273,262
	160,000	9.250		09/15/27	77,000
	70,000	9.250		05/07/28	30,975
	119,000	11.950		08/05/31	56,971
	108,000	9.375		01/13/34	47,925
	375,000	7.000		03/31/38	153,281
Russian Federation Bond
RUB	44,260,000	7.400		06/14/17	658,856
	5,590,000	7.500		02/27/19	81,986
	20,887,000	6.700		05/15/19	299,650
	9,740,000	7.600		04/14/21	142,320
	39,550,000	7.600		07/20/22	574,755
	55,960,000	7.000		01/25/23	786,459
	84,443,000	7.000		08/16/23	1,185,350
	19,771,000	8.150		02/03/27	296,116

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Foreign Debt Obligations – (continued)
Sovereign – (continued)
Russian Federation Bond – (continued)
RUB	6,120,000	7.050%		01/19/28	$ 84,195
	$290,975	7.500	(d)	03/31/30	355,717
	600,000	5.625		04/04/42	663,000
Thailand Government Bond
THB	19,750,000	3.250		06/16/17	575,926
	26,450,000	3.875		06/13/19	808,412
	18,680,000	3.650		12/17/21	588,324
	2,960,000	3.625		06/16/23	94,556
	41,256,000	3.850		12/12/25	1,361,921
	15,289,000	4.875		06/22/29	560,221
Ukraine Government Bond
	$785,000	7.750		09/01/19	782,056
	130,000	7.750		09/01/20	128,700
	45,000	7.750	(b)	09/01/22	44,269
	155,000	7.750		09/01/23	151,706
	75,000	7.750	(b)	09/01/24	72,938
	20,000	7.750	(b)	09/01/25	19,400
	125,000	7.750	(b)	09/01/26	120,625
	245,000	7.750		09/01/26	236,731
	25,000	7.750	(b)	09/01/27	24,094
	298,000	7.750		09/01/27	287,197
	1,122,000	0.000	(g)	05/31/40	381,480
United Mexican States
MXN	44,392,000	5.000		12/11/19	2,329,929
	16,950,000	6.500		06/10/21	935,454
	$270,000	4.000		10/02/23	290,587
MXN	5,750,000	8.000		12/07/23	346,256
	45,923,000	10.000		12/05/24	3,116,848
	3,500,000	10.000		12/05/24	237,549
	4,250,000	7.500		06/03/27	252,486
	3,500,000	8.500		05/31/29	225,481
	9,020,000	10.000		11/20/36	680,577
	1,900,000	7.750		11/13/42	118,879

TOTAL FOREIGN DEBT OBLIGATIONS (Cost $99,467,956)					$104,139,932

Structured Notes(b) – 0.3%
Republic of Indonesia (Issuer JPMorgan Chase Bank NA)
	$4,400,000,000	8.750%		05/19/31	$ 381,198
	7,855,000,000	8.375		03/17/34	652,909

TOTAL STRUCTURED NOTES (Cost $853,458)					$ 1,034,107

U.S. Treasury Obligation – 0.5%
United States Treasury Note
	$1,600,000	0.625%		06/30/18	$ 1,598,864
(Cost $1,597,134)

Shares	Description	Value
Common Stock – 0.0%
Health Care Services – 0.0%
4,851	Millennium Health LLC	$ 16,979
(Cost $42,122)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost $277,432,615)		$282,321,482

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(h) – 9.6%
Repurchase Agreements – 9.6%
Joint Repurchase Agreement Account II
$29,300,000	0.345%	08/01/16	$ 29,300,000
(Cost $29,300,000)

TOTAL INVESTMENTS – 101.9% (Cost $306,732,615)			$311,621,482

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.9)%			(5,951,656)

NET ASSETS – 100.0%			$305,669,826

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The stated interest rate represents the weighted average interest rate of all contracts within the bank loan facility on July 31, 2016. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $ 49,028,720, which represents approximately 16.0% of net assets as of July 31, 2016.

(c)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on July 31, 2016.

(e)	Security is currently in default and/or non-income producing.

(f)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(g)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on July 31, 2016.

(h)	Joint repurchase agreement was entered into on July 29, 2016. Additional information appears in the Notes to the Schedule of Investments section.

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Currency Abbreviations:
BRL	— Brazilian Real
CLP	— Chilean Peso
CNY	— Chinese Yuan Renminbi
COP	— Colombian Peso
EUR	— Euro
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
INR	— Indian Rupee
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
PEN	— Peruvian Nuevo Sol
PHP	— Philippine Peso
PLN	— Polish Zloty
RON	— New Romanian Leu
RUB	— Russian Ruble
THB	— Thai Baht
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At July 31, 2016, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

Citibank NA (London)	BRL	7,310,911	USD	2,228,386	$2,253,295	08/02/16	$24,909
	BRL	730,263	USD	220,045	222,671	09/02/16	2,627
	CLP	200,572,754	USD	303,000	305,811	08/18/16	2,811
	COP	1,214,348,494	USD	392,288	393,947	08/18/16	1,659
	HUF	78,970,350	EUR	249,000	283,847	08/18/16	5,270
	HUF	198,414,265	USD	712,510	713,169	08/18/16	659
	IDR	7,359,276,196	USD	559,000	560,517	08/18/16	1,517
	MXN	34,893,492	USD	1,846,849	1,857,380	08/18/16	10,530
	MYR	5,389,720	USD	1,335,875	1,336,585	08/18/16	710
	PLN	5,677,427	EUR	1,291,408	1,456,176	08/18/16	11,371
	PLN	1,497,238	USD	377,758	384,019	08/18/16	6,261
	RON	1,003,495	USD	247,268	252,131	08/18/16	4,863
	RUB	24,492,789	USD	366,000	369,393	08/18/16	3,393
	THB	71,392,825	USD	2,024,227	2,048,964	08/18/16	24,737
	TRY	1,440,317	USD	471,798	477,957	09/06/16	6,159
	USD	302,000	BRL	975,460	300,646	08/02/16	1,354
	USD	1,165,000	CNY	7,701,308	1,159,817	09/06/16	5,183
	USD	104,000	COP	306,482,800	99,426	08/18/16	4,574
	USD	549,952	EUR	486,000	544,200	09/08/16	5,753
	USD	539,474	HKD	4,182,593	539,221	08/18/16	252
	USD	3,329,093	MXN	61,971,421	3,298,738	08/18/16	30,355
	USD	147,795	RON	586,388	147,331	08/18/16	463
	USD	852,137	RUB	54,895,669	827,920	08/18/16	24,218
	USD	922,316	TRY	2,737,136	912,277	08/18/16	10,039
	USD	275,984	TRY	824,943	273,089	09/16/16	2,895
	ZAR	51,209,566	USD	3,529,856	3,675,187	08/18/16	145,328

TOTAL							$337,890

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

Citibank NA (London)	BRL	1,447,932	USD	446,410	$446,267	08/02/16	$(144)
	COP	2,869,179,959	USD	978,457	930,792	08/18/16	(47,667)
	EUR	1,289,329	HUF	406,489,980	1,442,479	08/18/16	(18,585)
	EUR	257,000	PLN	1,144,678	287,527	08/18/16	(6,066)
	IDR	7,631,852,542	USD	583,000	581,277	08/18/16	(1,723)
	MXN	63,371,231	USD	3,414,113	3,373,250	08/18/16	(40,864)
	MYR	233,304	USD	58,000	57,857	08/18/16	(143)
	PEN	1,755,586	USD	531,513	522,926	08/18/16	(8,586)
	PHP	7,802,981	USD	168,131	165,810	08/18/16	(2,321)
	PLN	6,723,302	USD	1,729,481	1,724,427	08/18/16	(5,054)
	RUB	70,750,191	USD	1,090,659	1,067,032	08/18/16	(23,626)
	TRY	4,864,065	USD	1,663,820	1,621,174	08/18/16	(42,646)
	USD	2,332,199	BRL	7,783,383	2,398,915	08/02/16	(66,716)
	USD	712,858	BRL	2,358,989	719,302	09/02/16	(6,444)
	USD	1,440,579	CLP	974,191,427	1,485,335	08/18/16	(44,757)
	USD	663,000	CNY	4,422,708	666,060	09/06/16	(3,060)
	USD	293,529	EUR	266,000	297,854	09/08/16	(4,325)
	USD	2,279,212	IDR	30,383,133,835	2,314,120	08/18/16	(34,909)
	USD	1,165,777	INR	79,444,311	1,187,689	08/18/16	(21,913)
	USD	1,495,000	KRW	1,697,571,220	1,525,721	08/18/16	(30,721)
	USD	1,230,678	MXN	23,225,712	1,236,304	08/18/16	(5,626)
	USD	261,105	PLN	1,030,831	264,392	08/18/16	(3,287)
	USD	679,861	RON	2,733,362	686,764	08/18/16	(6,904)
	USD	666,330	RUB	44,481,634	670,858	08/18/16	(4,529)
	USD	94,000	THB	3,296,392	94,606	08/18/16	(606)
	USD	690,085	TRY	2,124,188	707,984	08/18/16	(17,899)
	USD	598,000	TWD	19,106,100	601,273	08/18/16	(3,273)
	USD	3,813,789	ZAR	56,877,117	4,081,933	08/18/16	(268,145)

TOTAL							$(720,539)

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At July 31, 2016, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Eurodollars	(73)	December 2016	$(18,097,613)	$(10,101)
10 Year German Euro-Bund	(4)	September 2016	(750,447)	(2,228)
5 Year U.S. Treasury Notes	(2)	September 2016	(244,031)	668
10 Year U.S. Treasury Notes	11	September 2016	1,463,516	7,889

TOTAL				$(3,772)

SWAP CONTRACTS — At July 31, 2016, the Fund had the following swap contracts:

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS

Counterparty	Notional Amount (000s)		Termination Date	Payments Received	Payments Made	Unrealized Gain (Loss)*

HSBC Bank PLC	BRL	6,852	01/02/18	12.625%	1 month Brazilian Interbank Deposit Average	$(7,595)
		8,243	01/02/18	12.740	1 month Brazilian Interbank Deposit Average	(9,252)
		8,583	01/02/18	12.730	1 month Brazilian Interbank Deposit Average	(9,962)
		4,585	01/02/19	12.630	1 month Brazilian Interbank Deposit Average	5,200
		3,500	01/04/21	16.230	1 month Brazilian Interbank Deposit Average	110,069

TOTAL						$88,460

*	There are no upfront payments on the swap contracts (s), therefore the unrealized gain (loss) on the swap contracts is equal to their market value.

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

						Market Value
Counterparty	Referenced Obligation	Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at July 31, 2016(a)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Purchased:
BNP Paribas SA	United Mexican States, 5.950%, 03/19/19	$500	(1.000)%	06/20/21	1.502%	$16,138	$(4,391)
	Republic of Colombia, 10.375%, 01/28/33	1,733	(1.000)	06/20/21	1.939	72,767	2,588
	People’s Republic of China, 7.500%, 10/28/27	1,600	(1.000)	06/20/21	1.103	22,465	(14,692)
	United Mexican States, 5.950%, 03/19/19	450	(1.000)	06/20/21	not priced	11,376	(639)
	Russian Federation, 7.500%, 03/31/30	555	(1.000)	06/20/21	2.354	46,131	(11,582)
	Republic of Peru, 8.750%, 11/21/33	1,196	(1.000)	06/20/21	1.264	40,052	(25,184)
	State of Qatar, 9.750%, 06/15/30	990	(1.000)	06/20/21	1.069	14,574	(11,336)
Citibank NA	Republic of Colombia, 10.375%, 01/28/33	740	(1.000)	06/20/21	1.939	33,514	(1,337)
	Republic of Chile, 3.875%, 08/05/20	800	(1.000)	06/20/21	0.866	371	(5,467)

TOTAL						$257,388	$(72,040)

(a)	Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER CROSS CURRENCY SWAP CONTRACTS

Counterparty	Notional Amount of Currency Received		Notional Amount of Currency Delivered	Termination Date	Receive	Pay	Unrealized Gain (Loss)*

HSBC Bank PLC	TRY	4,954,000	$1,715,000	08/28/18	8.650%	3 Month LIBOR	$(72,278)
		11,670,000	3,854,000	08/25/18	9.473	3 Month LIBOR	72,155
BNP Paribas SA		2,331,000	767,000	8/25/2018	9.536	3 Month LIBOR	17,784

TOTAL							$17,661

*	There are no upfront payments on the swap contracts (s), therefore the unrealized gain (loss) on the swap contracts is equal to their market value.

TAX INFORMATION — At July 31, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$307,830,700

Gross unrealized gain	9,504,331
Gross unrealized loss	(5,713,549)

Net unrealized security gain	$3,790,782

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS MULTI-MANAGER REAL ASSET STRATEGY FUND

Consolidated Schedule of Investments

July 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – 96.1%
Australia – 5.9%
161,085	Dexus Property Group (Real Estate Investment Trusts)	$ 1,196,327
326,021	Goodman Group (Real Estate Investment Trusts)	1,869,858
256,792	Investa Office Fund (Real Estate Investment Trusts)	894,426
476,104	Mirvac Group (Real Estate Investment Trusts)	796,479
278,013	Stockland (Real Estate Investment Trusts)	1,066,927
600,635	Sydney Airport (Transportation Infrastructure)	3,458,859
710,457	Transurban Group (Transportation Infrastructure)	6,788,141
426,544	Vicinity Centres (Real Estate Investment Trusts)	1,124,007
286,939	Westfield Corp. (Real Estate Investment Trusts)	2,332,585

		19,527,609

Canada – 8.9%
29,086	Boardwalk Real Estate Investment Trust (Real Estate Investment Trusts)	1,249,518
19,110	Brookfield Canada Office Properties (Real Estate Investment Trusts)	419,040
32,236	Canadian Apartment Properties REIT (Real Estate Investment Trusts)	806,116
25,900	Canadian Pacific Railway Ltd. (Road & Rail)	3,879,302
90,569	Chartwell Retirement Residences (Health Care Providers & Services)	1,100,160
169,874	Enbridge, Inc. (Oil, Gas & Consumable Fuels)	6,988,039
254,125	Inter Pipeline Ltd. (Oil, Gas & Consumable Fuels)	5,309,639
185,496	Pembina Pipeline Corp. (Oil, Gas & Consumable Fuels)	5,410,093
97,164	TransCanada Corp. (Oil, Gas & Consumable Fuels)	4,505,272

		29,667,179

France – 2.3%
3,872	Fonciere Des Regions (Real Estate Investment Trusts)	364,347
215,573	Groupe Eurotunnel SE (Transportation Infrastructure)	2,240,390
29,903	Klepierre (Real Estate Investment Trusts)	1,433,876
23,455	Mercialys SA (Real Estate Investment Trusts)	548,355

Shares	Description	Value
Common Stocks – (continued)
France – (continued)
10,933	Unibail-Rodamco SE (Real Estate Investment Trusts)	$ 3,012,281

		7,599,249

Germany – 1.3%
48,960	alstria office REIT AG* (Real Estate Investment Trusts)	681,844
41,423	TLG Immobilien AG (Real Estate Management & Development)	927,393
19,567	VIB Vermoegen AG (Real Estate Management & Development)	409,736
62,228	Vonovia SE (Real Estate Management & Development)	2,467,175

		4,486,148

Hong Kong – 3.8%
336,500	Beijing Enterprises Holdings Ltd. (Industrial Conglomerates)	1,902,365
676,062	China Merchants Holdings International Co. Ltd. (Transportation Infrastructure)	1,988,425
40,000	China Overseas Land & Investment Ltd. (Real Estate Management & Development)	131,943
262,900	Henderson Land Development Co. Ltd. (Real Estate Management & Development)	1,569,304
229,000	Link REIT (Real Estate Investment Trusts)	1,710,889
278,000	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	3,988,869
187,000	The Wharf Holdings Ltd. (Real Estate Management & Development)	1,292,355

		12,584,150

Ireland – 0.7%
416,201	Green REIT PLC (Real Estate Investment Trusts)	683,079
636,550	Hibernia REIT PLC (Real Estate Investment Trusts)	967,862
429,218	Irish Residential Properties REIT PLC (Real Estate Investment Trusts)	542,249

		2,193,190

Italy – 0.8%
473,641	Snam SpA (Gas Utilities)	2,741,706

Japan – 5.8%
236	Activia Properties, Inc. (Real Estate Investment Trusts)	1,235,293

GOLDMAN SACHS MULTI-MANAGER REAL ASSET STRATEGY FUND

Consolidated Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
38	Advance Residence Investment Corp. (Real Estate Investment Trusts)	$ 105,819
21	Frontier Real Estate Investment Corp. (Real Estate Investment Trusts)	112,473
20	Hoshino Resorts REIT, Inc. (Real Estate Investment Trusts)	245,065
614	Invincible Investment Corp. (Real Estate Investment Trusts)	413,613
205	Japan Excellent, Inc. (Real Estate Investment Trusts)	290,361
331	Japan Hotel REIT Investment Corp. (Real Estate Investment Trusts)	277,643
162	Japan Real Estate Investment Corp. (Real Estate Investment Trusts)	979,388
997	Japan Retail Fund Investment Corp. (Real Estate Investment Trusts)	2,452,997
509	Kenedix Retail REIT Corp. (Real Estate Investment Trusts)	1,391,214
131,000	Mitsubishi Estate Co. Ltd. (Real Estate Management & Development)	2,436,282
172,000	Mitsui Fudosan Co. Ltd. (Real Estate Management & Development)	3,723,061
111	Nippon Building Fund, Inc. (Real Estate Investment Trusts)	683,006
145	Nippon Prologis REIT, Inc. (Real Estate Investment Trusts)	362,611
81,547	Sumitomo Realty & Development Co. Ltd. (Real Estate Management & Development)	2,109,966
563,300	Tokyo Gas Co. Ltd. (Gas Utilities)	2,397,914

		19,216,706

Luxembourg(a) – 0.2%
19,487	Ado Properties SA (Real Estate Management & Development)	792,827

Mexico – 1.1%
874,554	Infraestructura Energetica Nova SAB de CV (Gas Utilities)	3,532,732

Netherlands – 0.3%
13,567	Eurocommercial Properties NV (Real Estate Investment Trusts)	600,965

Shares	Description	Value
Common Stocks – (continued)
Netherlands – (continued)
9,209	Koninklijke Vopak NV (Oil, Gas & Consumable Fuels)	$ 473,452

		1,074,417

New Zealand – 0.6%
384,488	Auckland International Airport Ltd. (Transportation Infrastructure)	2,050,356

Singapore – 1.3%
828,600	Cache Logistics Trust (Real Estate Investment Trusts)	535,818
334,537	ENN Energy Holdings Ltd. (Gas Utilities)	1,597,661
13,000	Frasers Logistics & Industrial Trust* (Real Estate Investment Trusts)	9,599
584,200	Global Logistic Properties Ltd. (Real Estate Management & Development)	837,754
946,400	Keppel REIT (Real Estate Investment Trusts)	753,544
486,000	Suntec Real Estate Investment Trust (Real Estate Investment Trusts)	608,217

		4,342,593

Spain – 2.7%
16,408	Aena SA(a) (Transportation Infrastructure)	2,366,715
40,320	Axiare Patrimonio SOCIMI SA (Real Estate Investment Trusts)	550,048
44,997	Enagas SA (Gas Utilities)	1,371,818
228,922	Ferrovial SA (Construction & Engineering)	4,738,303

		9,026,884

Sweden – 0.6%
25,502	Atrium Ljungberg AB (Real Estate Management & Development)	430,348
25,064	Fabege AB (Real Estate Management & Development)	447,484
28,919	Hufvudstaden AB Class A (Real Estate Management & Development)	482,964
54,149	Kungsleden AB (Real Estate Management & Development)	403,440
18,406	Pandox AB (Hotels, Restaurants & Leisure)	314,259

		2,078,495

Switzerland – 1.3%
17,900	Flughafen Zuerich AG (Transportation Infrastructure)	3,355,536

GOLDMAN SACHS MULTI-MANAGER REAL ASSET STRATEGY FUND

Consolidated Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Switzerland – (continued)
8,345	PSP Swiss Property AG (Real Estate Management & Development)	$ 841,375

		4,196,911

United Kingdom – 8.8%
64,233	Big Yellow Group PLC (Real Estate Investment Trusts)	602,186
5,226	Derwent London PLC (Real Estate Investment Trusts)	196,549
369,233	Empiric Student Property PLC (Real Estate Investment Trusts)	561,961
11,632	Great Portland Estates PLC (Real Estate Investment Trusts)	105,158
74,558	Hammerson PLC (Real Estate Investment Trusts)	550,376
43,924	Kennedy Wilson Europe Real Estate PLC (Real Estate Investment Trusts)	577,864
72,104	Land Securities Group PLC (Real Estate Investment Trusts)	1,043,809
923,554	National Grid PLC (Multi-Utilities)	13,242,677
67,630	Segro PLC (Real Estate Investment Trusts)	396,269
179,900	Severn Trent PLC (Water Utilities)	5,829,158
62,042	Shaftesbury PLC (Real Estate Investment Trusts)	766,225
76,543	The British Land Co. PLC (Real Estate Investment Trusts)	679,309
212,418	Tritax Big Box REIT PLC (Real Estate Investment Trusts)	383,139
334,000	United Utilities Group PLC (Water Utilities)	4,493,333

		29,428,013

United States – 49.7%
15,104	Acadia Realty Trust (Real Estate Investment Trusts)	568,817
12,347	Alexandria Real Estate Equities, Inc. (Real Estate Investment Trusts)	1,386,568
36,745	American Campus Communities, Inc. (Real Estate Investment Trusts)	1,986,802
74,000	American Tower Corp. (Real Estate Investment Trusts)	8,566,980
16,787	American Water Works Co., Inc. (Water Utilities)	1,386,270
31,952	Apartment Investment & Management Co. Class A (Real Estate Investment Trusts)	1,468,833
15,510	Avangrid, Inc. (Electric Utilities)	700,121

Shares	Description	Value
Common Stocks – (continued)
United States – (continued)
5,245	Boston Properties, Inc. (Real Estate Investment Trusts)	$ 745,472
50,788	Chesapeake Lodging Trust (Real Estate Investment Trusts)	1,283,413
29,125	Community Healthcare Trust, Inc. (Real Estate Investment Trusts)	669,584
12,883	CoreSite Realty Corp. (Real Estate Investment Trusts)	1,063,234
109,453	Crown Castle International Corp. (Real Estate Investment Trusts)	10,620,225
63,785	CSX Corp. (Road & Rail)	1,807,029
30,151	CyrusOne, Inc. (Real Estate Investment Trusts)	1,652,878
92,009	Duke Realty Corp. (Real Estate Investment Trusts)	2,648,939
35,679	Edison International (Electric Utilities)	2,760,841
51,617	Empire State Realty Trust, Inc. Class A (Real Estate Investment Trusts)	1,083,441
178,002	Enbridge Energy Management LLC* (Oil, Gas & Consumable Fuels)	4,113,626
23,855	Equity LifeStyle Properties, Inc. (Real Estate Investment Trusts)	1,961,835
60,645	Equity One, Inc. (Real Estate Investment Trusts)	2,017,659
52,444	Equity Residential (Real Estate Investment Trusts)	3,565,668
13,892	Essex Property Trust, Inc. (Real Estate Investment Trusts)	3,249,061
142,228	Eversource Energy (Electric Utilities)	8,318,916
24,196	Extra Space Storage, Inc. (Real Estate Investment Trusts)	2,081,340
18,687	Federal Realty Investment Trust (Real Estate Investment Trusts)	3,171,184
136,342	First Potomac Realty Trust (Real Estate Investment Trusts)	1,378,418
61,381	Four Corners Property Trust, Inc. (Real Estate Investment Trusts)	1,332,582
92,836	General Growth Properties, Inc. (Real Estate Investment Trusts)	2,966,110
44,695	Healthcare Realty Trust, Inc. (Real Estate Investment Trusts)	1,616,171
84,337	Hudson Pacific Properties, Inc. (Real Estate Investment Trusts)	2,851,434
18,197	Kilroy Realty Corp. (Real Estate Investment Trusts)	1,332,202
360,013	Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	7,319,064

GOLDMAN SACHS MULTI-MANAGER REAL ASSET STRATEGY FUND

Consolidated Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United States – (continued)
47,665	MGM Growth Properties LLC Class A (Real Estate Investment Trusts)	$ 1,292,198
104,444	Monogram Residential Trust, Inc. (Real Estate Investment Trusts)	1,118,595
55,341	National Retail Properties, Inc. (Real Estate Investment Trusts)	2,941,928
207,576	New York REIT, Inc. (Real Estate Investment Trusts)	1,980,275
157,632	NiSource, Inc. (Multi-Utilities)	4,044,837
65,000	NorthWestern Corp. (Multi-Utilities)	3,948,100
114,104	Pattern Energy Group, Inc. (Independent Power Producers & Energy Traders)	2,780,715
106,264	PG&E Corp. (Electric Utilities)	6,794,520
74,424	Physicians Realty Trust (Real Estate Investment Trusts)	1,616,489
18,152	ProLogis, Inc. (Real Estate Investment Trusts)	989,102
7,952	Public Storage (Real Estate Investment Trusts)	1,899,892
17,510	Regency Centers Corp. (Real Estate Investment Trusts)	1,487,124
35,900	Republic Services, Inc. (Commercial Services & Supplies)	1,840,234
22,576	Retail Opportunity Investments Corp. (Real Estate Investment Trusts)	515,410
74,233	Retail Properties of America, Inc. Class A (Real Estate Investment Trusts)	1,308,728
46,667	Rexford Industrial Realty, Inc. (Real Estate Investment Trusts)	1,066,808
52,157	SBA Communications Corp. Class A* (Diversified Telecommunication Services)	5,998,055
64,237	Sempra Energy (Multi-Utilities)	7,186,836
30,637	Simon Property Group, Inc. (Real Estate Investment Trusts)	6,955,825
9,477	SL Green Realty Corp. (Real Estate Investment Trusts)	1,116,580
12,865	Sovran Self Storage, Inc. (Real Estate Investment Trusts)	1,316,990
69,147	STORE Capital Corp. (Real Estate Investment Trusts)	2,156,695
24,960	Sun Communities, Inc. (Real Estate Investment Trusts)	1,975,584
108,834	Sunstone Hotel Investors, Inc. (Real Estate Investment Trusts)	1,447,492
26,058	Taubman Centers, Inc. (Real Estate Investment Trusts)	2,108,613

Shares	Description	Value
Common Stocks – (continued)
United States – (continued)
58,722	Union Pacific Corp. (Road & Rail)	$ 5,464,082
51,861	Ventas, Inc. (Real Estate Investment Trusts)	3,949,734
29,092	Welltower, Inc. (Real Estate Investment Trusts)	2,307,868

		165,284,026

TOTAL COMMON STOCKS (Cost $285,506,915)		$319,823,191

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(b) – 3.2%
Joint Repurchase Agreement Account II
$10,500,000	0.345%	08/01/16	$ 10,500,000
(Cost $10,500,000)

TOTAL INVESTMENTS – 99.3% (Cost $296,006,915)			$330,323,191

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.7%			2,366,338

NET ASSETS – 100.0%			$332,689,529

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $ 3,159,542, which represents approximately 0.9% of net assets as of July 31, 2016.

(b)	Joint repurchase agreement was entered into on July 29, 2016. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS MULTI-MANAGER REAL ASSET STRATEGY FUND

Consolidated Schedule of Investments (continued)

July 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$297,508,230

Gross unrealized gain	38,460,803
Gross unrealized loss	(5,645,842)

Net unrealized security gain	$32,814,961

Additional information regarding the fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Sharholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Basis of Consolidation for Goldman Sachs Multi-Manager Real Assets Strategy Fund — The Cayman Commodity- MMRA, Ltd., (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on June 30, 2015 and is currently a wholly-owned subsidiary of the Multi-Manager Real Assets Strategy Fund (the “Fund”). The Subsidiary acts as an investment vehicle for the Fund to enable the Fund to gain exposure to certain types of commodity-linked derivative instruments. The Fund is the sole shareholder of the Subsidiary pursuant to a subscription agreement dated as of June 30, 2015, and it is intended that the Fund will remain the sole shareholder and will continue to control the Subsidiary. Under the Memorandum and Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to vote at general meetings of the Subsidiary and certain rights in connection with any winding-up or repayment of capital, as well as the right to participate in the profits or assets of the Subsidiary. All inter-fund balances and transactions have been eliminated in consolidation. As of July 31, 2016, the Fund’s net assets were $314,403,532, of which, $564,473, or 0.2%, represented the Subsidiary’s net assets.

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”) assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Funds’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Exchange Traded Funds — Investments in exchange-traded funds (“ETFs”) are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an ETF’s accounting policies and investment holdings, please see the ETF’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities of G8 countries (not held in money market funds), which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Bank Loans — Bank loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). A Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, Assignments result in a Fund having a direct contractual relationship with the borrower, and the Fund may be permitted to enforce compliance by the borrower with the terms of the loan agreement.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Funds enter into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures and options contracts, are valued at the last sale or settlement price and typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

iii. Option Contracts — When a Fund writes call or put option contracts, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”)(“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

A cross currency swap is an agreement which a Fund may enter into to gain or mitigate exposure to currency risk. A cross currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them. Such swaps may involve initial and final exchanges that correspond to the agreed upon notional amount. Cross currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for other designated currency. Therefore, the entire principal value of a cross currency swap is subject to risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transactions.

Short Term Investments — Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are classified as Level 2 of the fair value hierarchy.

i. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between a Fund and select counterparties. An MRA contains provisions for, among other things, initiation of the transaction, income payments, events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments. GSAM did not develop the unobservable inputs (examples include but are not limited to single source broker quotations, third party pricing, etc.) for the valuation of Level 3 Assets and Liabilities.

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of July 31, 2016:

MULTI-MANAGER GLOBAL EQUITY

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Africa	$258,242	$4,688,482	$—
Asia	30,534,743	101,006,422	—
Australia and Oceania	385,004	12,327,100	—
Europe	40,710,679	177,592,959	—
North America	254,301,246	2,762,073	—
South America	6,354,778	684,420	—
Right	—	1,877	—
Exchange Traded Fund	466,860	—	—
Short-term Investments	—	47,000,000	—
Total	$333,011,552	$346,063,333	$—

Derivative Type
Assets(b)
Forward Foreign Currency Exchange Contracts	$—	$4,027,418	$—
Liabilities(b)
Forward Foreign Currency Exchange Contracts	$—	$(2,278,502)	$—

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

MULTI-MANAGER NON-CORE FIXED INCOME

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Bank Loans	$—	$79,137,481	$674,558
Corporate Obligations	—	95,719,561	—
Foreign Debt Obligations	—	104,139,932	—
Structured Notes	—	1,034,107	—
U.S. Treasury Obligations	1,598,864	—	—
Common Stock and/or Other Equity Investments(a)
North America	16,979	—	—
Short-term Investments	—	29,300,000	—
Total	$1,615,843	$309,331,081	$674,558

Derivative Type
Assets(b)
Forward Foreign Currency Exchange Contracts	$—	$337,890	$—
Futures Contracts	8,557	—	—
Interest Rate Swap Contracts	—	115,269	—
Credit Default Swap Contracts	—	2,444	—
Cross Currency Swap Contracts	—	89,939	—
Total	$8,557	$545,542	$—
Liabilities(b)
Forward Foreign Currency Exchange Contracts	$—	$(720,539)	$—
Futures Contracts	(12,329)	—	—
Interest Rate Swap Contracts	—	(26,809)	—
Credit Default Swap Contracts	—	(74,484)	—
Cross Currency Swap Contracts	—	(72,278)	—
Total	$(12,329)	$(894,110)	$—

MULTI-MANAGER REAL ASSETS STRATEGY

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$9,599	$36,133,850	$—
Australia and Oceania	—	21,577,965	—
Europe	4,212,568	59,405,272	—
North America	198,483,937	—	—
Short-term Investments	—	10,500,000	—
Total	$202,706,104	$127,617,087	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principle exchange or system on which they are traded, which may differ from country of domicile noted in table. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

JOINT REPURCHASE AGREEMENT ACCOUNT II — At July 31, 2016, the Funds had undivided interests in the Joint Repurchase Agreement Account II, with a maturity date of August 1, 2016, as follows:

Fund	Principal Amount	Maturity Value	Collateral Allocation Value
Multi-Manager Global Equity	$47,000,000	$47,000,451	$47,940,005
Multi-Manager Non-Core Fixed Income	29,300,000	29,300,281	29,886,003
Multi-Manager Real Assets Strategy	10,500,000	10,500,101	10,710,001

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

REPURCHASE AGREEMENTS — At July 31, 2016, the Principal Amount of the Funds’ interest in the Joint Repurchase Agreement Account II was as follows:

Counterparty	Interest Rate	Multi-Manager Global Equity	Multi-Manager Non-Core Fixed Income	Multi-Manager Real Assets Strategy
BNP Paribas Securities Co.	0.350%	$608,326	$379,233	$135,903
Citigroup Global Markets, Inc.	0.350	12,906,501	8,045,967	2,883,367
Merrill Lynch & Co., Inc.	0.350	22,485,366	14,017,474	5,023,326
Merrill Lynch & Co., Inc.	0.330	10,999,807	6,857,326	2,457,404
TOTAL		$47,000,000	$29,300,000	$10,500,000

At July 31, 2016, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Home Loan Mortgage Corp.	2.000% to 6.000%	01/01/19 to 05/01/46
Federal National Mortgage Association	2.500 to 6.500	03/01/19 to 08/01/46
Government National Mortgage Association	4.000 to 4.500	12/20/45 to 06/20/46
U.S. Treasury Notes	0.880 to 1.750	06/15/19 to 09/30/22
U.S. Treasury Bonds	2.880 to 3.130	02/15/42 to 08/15/45

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — Loss may result from the Funds’ investments in derivative instruments. These instruments may be illiquid, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. Losses from investments in derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Funds invest. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions by the United States or other governments, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Funds have exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Funds also invest in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments.The risks associated with increasing rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Funds’ investments.

Investments in Other Investment Companies — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Leverage Risk — Leverage creates exposure to potential gains and losses in excess of the initial amount invested. Borrowings and the use of derivatives may result in leverage and may make the Funds more volatile. When the Funds use leverage, the sum of each Fund’s investment exposure may significantly exceed the amount of assets invested in each Fund, although these exposures may vary over time. Relatively small market movements may result in large changes in the value of a leveraged investment. Each Fund will identify liquid assets on its books or otherwise cover transactions that may give rise to such risk, to the extent required by applicable law. The use of leverage may cause the Funds to liquidate portfolio positions to satisfy their obligations or to meet segregation requirements when it may not be advantageous to do so. The use of leverage by each Fund can substantially increase the adverse impact to which each Fund’s investment portfolio may be subject.

Liquidity Risk — The Funds may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Multi-Manager Approach Risk — The Fund’s performance depends on the ability of the Investment Adviser in selecting, overseeing, and allocating Fund assets to the Underlying Managers. The Underlying Managers’ investment styles may not always be complementary. The Fund’s multi-manager approach may result in the Fund investing a significant percentage of its assets in certain types of investments, which could be beneficial or detrimental to the Fund’s performance depending on the performance of those investments and the overall market environment. The Fund’s Underlying Managers may underperform the market generally or underperform other investment managers that could have been selected for the Fund. Because the Fund’s Underlying Managers may trade with counterparties, prime brokers, clearing brokers or futures commission merchants on terms that are different than those on which the Investment Adviser would trade, and because each Underlying Manager applies its own risk analysis in evaluating potential counterparties for the Fund, the Fund may be subject to greater counterparty risk than if it were managed directly by the Investment Adviser.

Non-Diversification Risk — The Funds are non-diversified, meaning that they are permitted to invest a larger percentage of their assets in fewer issuers than diversified mutual funds. Thus, a Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Portfolio Concentration Risk — As a result of the Fund’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if its investments were not so concentrated.

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Short Position Risk — A Fund may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that a Fund may purchase for investment. Taking short positions involves leverage of a Fund’s assets and presents various risks. If the value of the underlying instrument or market in which a Fund has taken a short position increases, then the Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any related dividend payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested, and may be unlimited.

Tax Risk — The Multi-Manager Real Assets Strategy Fund will seek to gain exposure to the commodity markets primarily through investments in the Subsidiaries and/or commodity index-linked structured notes, as applicable. Historically, the InternalRevenue Service (“IRS”) issued private letter rulings (“PLRs”) in which the IRS specifically concluded that income and gains from investments in commodity index-linked structured notes or a wholly-owned foreign subsidiary that invests in commodity-linked instruments are “qualifying income” for purposes of compliance with Subchapter M of the Code. However, the Fund has not received a PLR, and is not able to rely on PLRs issued to other taxpayers. Additionally, the IRS has suspended the granting of such PLRs, pending review of its position on this matter. In light of this, the Fund has obtained an opinion of counsel that the Funds’ income from such investments should constitute “qualifying income.” However, no assurances can be provided that the IRS would not be able to successfully assert that the Fund’s income from such investments was not “qualifying income”, in which case the Fund would fail to qualify as regulated investment company (“RIC”) under Subchapter M of the Code if over 10% of its gross income were derived from these investments. If the Fund failed to qualify as a RIC, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates. This would significantly adversely affect the returns to, and could cause substantial losses for, Fund shareholders.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Schedule of Investments

July 31, 2016 (Unaudited)

Each of the Goldman Sachs Target Date 2020 Portfolio, Goldman Sachs Target Date 2025 Portfolio, Goldman Sachs Target Date 2030 Portfolio, Goldman Sachs Target Date 2035 Portfolio, Goldman Sachs Target Date 2040 Portfolio, Goldman Sachs Target Date 2045 Portfolio, Goldman Sachs Target Date 2050 Portfolio, and Goldman Sachs Target Date 2055 Portfolio had no holdings at July 31, 2016.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust II

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date September 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date September 29, 2016

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh, Principal Financial Officer

Date September 29, 2016

*	Print the name and title of each signing officer under his or her signature.